                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT


                                                        [TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

US EQUITY FUNDS

AGGRESSIVE GROWTH EQUITIES

CONVERTIBLE SECURITIES

DIVERSIFIED VALUE

DIVIDEND FOCUSED*

FOCUSED LARGE CAP VALUE

GROWTH EQUITIES

GROWTH INSIGHTS

LARGE CAP GROWTH

LARGE CAP VALUE

OPPORTUNITY

SELECT EQUITIES

SMALL CAP GROWTH

TECHNOLOGY

VALUE ADDED**

VALUE OPPORTUNITIES



*  Formerly Income +Growth Fund
** Formerly Small Cap Value Fund









APRIL 30, 2004

US EQUITIES

TCW Galileo Funds, Inc.

Table of Contents                                                 April 30, 2004

     Letter to Shareholders                                                    1

     Performance Summary                                                       2

     Schedules of Investments:
        TCW Galileo Aggressive Growth Equities Fund                            4
        TCW Galileo Convertible Securities Fund                                7
        TCW Galileo Diversified Value Fund                                    12
        TCW Galileo Dividend Focused Fund                                     15
        TCW Galileo Focused Large Cap Value Fund                              18
        TCW Galileo Growth Equities Fund                                      20
        TCW Galileo Growth Insights Fund                                      22
        TCW Galileo Large Cap Growth Fund                                     25
        TCW Galileo Large Cap Value Fund                                      28
        TCW Galileo Opportunity Fund                                          32
        TCW Galileo Select Equities Fund                                      37
        TCW Galileo Small Cap Growth Fund                                     39
        TCW Galileo Technology Fund                                           43
        TCW Galileo Value Added Fund                                          45
        TCW Galileo Value Opportunities Fund                                  52

     Statements of Assets and Liabilities                                     56

     Statements of Operations                                                 60

     Statements of Changes in Net Assets                                      64

     Notes to Financial Statements                                            71

     Financial Highlights                                                     85

     Proxy Voting Guidelines                                                 117

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

US EQUITIES

[TCW GALILEO FUNDS LOGO]

To Our Shareholders

     We are pleased to submit the April 30, 2004 semi-annual reports for the TCW Galileo Funds.

     TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, or deferred sales charges. The following page lists each Fund's investment performance.

     As we have said previously, we share our clients' concerns with the unacceptable conduct of some mutual fund industry participants over the past year. We want our investors to know that none of our mutual funds have been named in any of the regulatory complaints. Moreover, after extensive review, we are confident that TCW has appropriate policies and systems in place to prevent the kinds of harmful trading practices that have been exposed elsewhere.

     We take our fiduciary responsibilities seriously. Our commitment to act in the best interests of our clients runs through everything we do. In this regard, we are continuing to enforce and enhance our trading policies. We are not only complying with industry regulations but adhering to industry best practices and to our own highest standards.

     We introduced a new strategy to our clients, the TCW Galileo Growth Equities Fund, on March 1, 2004. This Fund is a diversified mid-cap growth strategy with the objective of capital appreciation. It is managed by Chris Ainley, Doug Foreman and Brendt Stallings. We are committed to keeping the expense ratio of this fund at or below the Lipper average for its category-- just as we do for all of our Galileo Funds.

     We thank you for your support and we look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.


     /s/ Marc I. Stern
     Marc I. Stern
     Chairman of the Board

     June 4, 2004

US EQUITIES

TCW Galileo Funds, Inc.

Performance Summary (Unaudited)

                                                                     TOTAL RETURN
                                                            ANNUALIZED AS OF APRIL 30, 2004
                                                -------------------------------------------------------
                                        NAV     1-YEAR    5-YEAR         10-YEAR        SINCE INCEPTION         INCEPTION DATE
                                      -------   ------    ------         -------        ---------------         --------------
TCW Galileo Aggressive Growth
   Equities Fund -- I Class           $ 12.03    27.30%    (7.09)%           N/A                  13.30%(1)           11/01/94(4)
TCW Galileo Aggressive Growth
   Equities Fund -- N Class           $ 11.80    26.75%    (7.44)%           N/A                  (3.10)%             03/01/99
TCW Galileo Aggressive Growth
   Equities Fund -- K Class           $ 12.03    27.30%      N/A             N/A                  33.60%              11/01/02
TCW Galileo Convertible
   Securities Fund -- I Class         $  8.59    16.59%     2.30%           8.25%(1)               9.94%(1)           01/01/89(4)
TCW Galileo Diversified Value
   Fund -- I Class                    $ 11.73      N/A       N/A             N/A                   4.08%(5)           01/02/04
TCW Galileo Diversified Value
   Fund -- N Class                    $ 11.72    39.85%     3.51%(3)         N/A                   4.67%(3)           01/02/98(4)
TCW Galileo Dividend Focused
   Fund -- N Class                    $ 10.16    34.54%    10.76%(3)       12.48%(3)              10.84%(3)           09/19/86(4)
TCW Galileo Focused Large Cap
   Value Fund -- N Class              $ 10.14    34.13%     1.21%(2)         N/A                   4.68%(2)           07/20/98(4)
TCW Galileo Growth Equities
   Fund -- I Class                    $  9.85      N/A       N/A             N/A                  (1.50)%(6)          03/01/04
TCW Galileo Growth Equities
   Fund -- N Class                    $  9.85      N/A       N/A             N/A                  (1.50)%(6)          03/01/04
TCW Galileo Growth Insights
   Fund -- N Class                    $  6.09    20.59%    (8.31)%(2)        N/A                   1.02%(2)           01/31/98(4)
TCW Galileo Large Cap Growth
   Fund -- I Class                    $  8.63    17.74%    (7.67)%           N/A                   3.88%(1)           06/19/97(4)
TCW Galileo Large Cap Growth
   Fund -- N Class                    $  8.58    17.37%    (7.78)%           N/A                  (6.17)%             03/01/99
TCW Galileo Large Cap Value
   Fund -- I Class                    $ 12.85    30.47%     1.26%            N/A                   6.14%(1)           12/01/97(4)
TCW Galileo Large Cap Value
   Fund -- N Class                    $ 12.84    29.70%     0.70%            N/A                   3.11%              03/01/99
TCW Galileo Large Cap Value
   Fund -- K Class                    $ 12.92    30.50%      N/A             N/A                  20.71%              11/01/02
TCW Galileo Opportunity
   Fund -- I Class                    $ 12.91    43.74%    15.15%(3)         N/A                  11.84%(3)           05/06/94(4)
TCW Galileo Opportunity
   Fund -- N Class                    $ 12.85    43.55%    14.83%(3)       11.51%(3)              13.28%(3)           03/31/88(4)
TCW Galileo Opportunity
   Fund -- K Class                    $ 12.99    43.69%      N/A             N/A                  30.73%              11/01/02
TCW Galileo Select Equities
   Fund -- I Class                    $ 17.24    31.20%     0.18%          10.71%                 11.94%(1)           07/01/91(4)
TCW Galileo Select Equities
   Fund -- N Class                    $ 16.95    30.79%    (0.16)%           N/A                   1.19%              03/01/99
TCW Galileo Select Equities
   Fund -- K Class                    $ 17.24    31.20%      N/A             N/A                  (0.26)%             08/06/01
TCW Galileo Small Cap Growth
   Fund -- I Class                    $ 14.65    38.73%    (7.24)%          7.45%                  9.39%(1)           12/01/89(4)
TCW Galileo Small Cap Growth
   Fund -- N Class                    $ 14.42    38.12%    (7.52)%           N/A                  (5.28)%             03/01/99
TCW Galileo Small Cap Growth
   Fund -- K Class                    $ 14.65    38.73%      N/A             N/A                  27.13%              11/01/02
TCW Galileo Technology
   Fund -- N Class                    $  3.20    28.51%      N/A             N/A                 (27.79)%             11/01/00

                                                                  April 30, 2004

                                                                     TOTAL RETURN
                                                            ANNUALIZED AS OF APRIL 30, 2004
                                                -------------------------------------------------------
                                        NAV     1-YEAR    5-YEAR         10-YEAR        SINCE INCEPTION         INCEPTION DATE
                                      -------   ------    ------         -------        ---------------         --------------
TCW Galileo Value Added
   Fund -- I Class                    $ 14.20    52.14%      N/A             N/A                  10.39%              06/14/00
TCW Galileo Value Added
   Fund -- N Class                    $ 14.32    52.18%      N/A             N/A                   0.74%              05/01/02
TCW Galileo Value Added
   Fund -- K Class                    $ 14.32    52.18%      N/A             N/A                  42.51%              11/01/02
TCW Galileo Value Opportunities
   Fund -- I Class                    $ 20.87    42.94%    18.73%            N/A                  17.07%(1)           11/01/96(4)
TCW Galileo Value Opportunities
   Fund -- N Class                    $ 20.66    42.48%      N/A             N/A                  12.99%              11/01/00
TCW Galileo Value Opportunities
   Fund -- K Class                    $ 20.87    42.94%      N/A             N/A                  36.87%              11/01/02

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

(2) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE TCW GALILEO FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECTED TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.

(3) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

(4)  INCEPTION DATE OF THE PREDECESSOR ENTITY.

(5) PERFORMANCE FOR THE PERIOD FROM JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2004.

(6) PERFORMANCE FOR THE PERIOD FROM MARCH 2, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2004.

US EQUITIES

TCW Galileo Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES     EQUITY SECURITIES                                                       VALUE
-----------------------------------------------------------------------------------------------
              COMMON STOCK

              BANKING & FINANCIAL SERVICES (3.4% OF NET ASSETS)
     41,075   SEI Investments Co.                                                 $   1,212,534
     49,953   T. Rowe Price Group, Inc.                                               2,561,590
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                      3,774,124
                                                                                  -------------
              COMMERCIAL SERVICES (4.0%)
     78,766   Paychex, Inc.                                                           2,936,396
     51,268   Robert Half International, Inc.                                         1,398,078*
                                                                                  -------------
              TOTAL COMMERCIAL SERVICES                                               4,334,474
                                                                                  -------------
              COMPUTER SERVICES (10.9%)
    140,514   Applied Micro Circuits Corp.                                              619,667*
     96,461   BEA Systems, Inc.                                                       1,100,620*+
     37,573   CheckFree Corp.                                                         1,128,693*+
     96,039   Network Appliance, Inc.                                                 1,788,246*
     34,180   Novellus Systems, Inc.                                                    989,853*
    125,069   Yahoo!, Inc.                                                            6,310,982*+
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                11,938,061
                                                                                  -------------
              COMPUTER SOFTWARE (4.3%)
    106,535   Agile Software Corp.                                                      804,339*
    152,700   Opsware, Inc.                                                           1,117,764*+
     34,200   Red Hat, Inc.                                                             776,682*
    196,835   Siebel Systems, Inc.                                                    2,023,464*
                                                                                  -------------
              TOTAL COMPUTER SOFTWARE                                                 4,722,249
                                                                                  -------------
              ELECTRONICS (15.1%)
     63,664   Altera Corp.                                                            1,273,917*+
     33,567   Cognex Corp.                                                            1,066,759
     41,000   Intersil Corp.                                                            809,750
    148,043   Maxim Integrated Products, Inc.                                         6,808,498
    196,547   XILINX, Inc.                                                            6,609,876*+
                                                                                  -------------
              TOTAL ELECTRONICS                                                      16,568,800
                                                                                  -------------
              HEALTHCARE (6.9%)
     87,713   Affymetrix, Inc.                                                        2,680,509*+
     27,288   Express Scripts, Inc.                                                   2,110,454*+
     22,752   Genentech, Inc.                                                         2,793,946*
                                                                                  -------------
              TOTAL HEALTHCARE                                                        7,584,909
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (12.5%)
     67,894   Cablevision Systems Corp.                                               1,482,126*+
     15,918   Citadel Broadcasting Corp.                                                276,177*+
     43,388   Clear Channel Communications, Inc.                                      1,800,168
     71,752   Cox Radio, Inc.                                                         1,485,984*
    147,594   Univision Communications, Inc.                                          4,996,057*
    122,724   Westwood One, Inc.                                                      3,625,267*
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                 13,665,779
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES     EQUITY SECURITIES                                                       VALUE
-----------------------------------------------------------------------------------------------
              PHARMACEUTICALS (4.5%)
     11,426   Eon Labs, Inc.                                                      $     751,259*
     29,550   MGI Pharma, Inc.                                                        1,826,781*+
     54,600   Nektar Therapeutics                                                     1,105,650*+
     52,200   Vicuron Pharmaceuticals, Inc.                                           1,190,682*
                                                                                  -------------
              TOTAL PHARMACEUTICALS                                                   4,874,372
                                                                                  -------------
              RETAIL (21.2%)
     81,750   Amazon.com, Inc.                                                        3,552,855*+
     99,548   Bed, Bath & Beyond, Inc.                                                3,695,222*
    157,789   eBay, Inc.                                                             12,594,718*
    105,764   InterActiveCorp.                                                        3,370,699*+
                                                                                  -------------
              TOTAL RETAIL                                                           23,213,494
                                                                                  -------------
              TELECOMMUNICATIONS (16.0%)
    229,912   CIENA Corp.                                                               951,836*+
    157,068   EchoStar Communications Corp.                                           5,213,087*
    167,101   Juniper Networks, Inc.                                                  3,656,170*+
    111,400   Mindspeed Technologies, Inc.                                              572,596*
     45,523   Research In Motion, Ltd.                                                3,949,575*
     74,741   Sprint Corp. (FON Group)                                                1,337,116+
     17,090   Telephone & Data Systems, Inc.                                          1,127,256
    180,151   Time Warner Telecom, Inc.                                                 684,574*
                                                                                  -------------
              TOTAL TELECOMMUNICATIONS                                               17,492,210
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $53,203,000) (98.8%)                        108,168,472
                                                                                  -------------

 NUMBER OF
 WARRANTS
-----------------------------------------------------------------------------------------------
              WARRANTS (COST: $80,643) (0.4%)
              MEDIA--BROADCASTING & PUBLISHING
     11,170   InterActiveCorp., Strike Price $13.41, expires 02/04/09                   430,045*
                                                                                  -------------
              TOTAL EQUITY SECURITIES (COST: $53,283,643) (99.2%)                   108,598,517
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
$   357,931   Bank of America, 1.05%, due 05/03/04                                      357,931**
     30,903   Bank of Montreal, 1.02%, due 05/21/04                                      30,903**
  1,073,795   Bank of Nova Scotia, 1.04%, due 07/06/04                                1,073,795**
    357,932   Bank of Scotland, 1.08%, due 07/29/04                                     357,932**
    357,932   Bear Stearns & Co., 1.135%, due 06/10/04                                  357,932**
    680,070   BGI Prime Money Market Fund, 1.016%, due 05/03/04                         680,070**
  1,431,727   BNP Paribas, 1.01%, due 05/05/04                                        1,431,727**
    894,829   BNP Paribas, 1.01%, due 05/18/04                                          894,829**
    715,864   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                  715,864**
    715,864   Citigroup, Inc., 1.03%, due 06/14/04                                      715,864**
  1,968,625   Citigroup, Inc., 1.035%, due 06/24/04                                   1,968,625**
    214,759   Credit Agricole Indosuez, 1%, due 05/07/04                                214,759**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------
$   536,898   Credit Suisse First Boston Corp., 1.07%, due 09/08/04               $     536,898**
  1,251,123   Delaware Funding Corp., 1.031%, due 05/24/04                            1,251,123**
    715,864   Den Danske Bank, 1.02%, due 05/18/04                                      715,864**
    536,898   Den Danske Bank, 1.02%, due 05/20/04                                      536,898**
    178,966   Deutsche Bank, 1.05%, due 10/12/04                                        178,966**
    536,898   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                   536,898**
    357,932   Fleet National Bank, 1%, due 07/21/04                                     357,932**
  2,790,474   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04          2,790,474
    893,037   Jupiter Securitization Corp., 1.031%, due 05/26/04                        893,037**
    178,966   Jupiter Securitization Corp., 1.031%, due 05/28/04                        178,966**
    923,481   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04            923,481**
  4,653,113   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                  4,653,113**
  1,073,795   Royal Bank of Canada, 1.05%, due 07/08/04                               1,073,795**
    429,518   Royal Bank of Scotland, 1.05%, due 07/07/04                               429,518**
  1,431,727   Royal Bank of Scotland, 1.05%, due 07/15/04                             1,431,727**
    894,829   Sheffiled Receivables Corp., 1.031%, due 05/07/04                         894,829**
  1,789,659   Toronto Dominion Bank, 1.09%, due 08/02/04                              1,789,659**
    357,932   Wells Fargo & Co., 1.02%, due 05/14/04                                    357,932**
                                                                                  -------------
              TOTAL SHORT-TERM INVESTMENTS (COST: $28,331,341) (25.8%)               28,331,341
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $81,614,984) (125.0%)                        136,929,858
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 25.0%)                       (27,417,539)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $ 109,512,319
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
 * NON-INCOME PRODUCING.
** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
 + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Convertible Securities Fund

Schedule of Investments (Unaudited)                               April 30, 2004

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------
              AUTOMOTIVE (0.9% OF NET ASSETS)
$   135,000   Wabash National Corp., (144A), 3.25%, due 08/01/08                  $     210,302*
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (6.4%)
    370,000   Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%,
                due 05/12/10                                                            366,744
    460,000   E*TRADE Group, Inc., 6.75%, due 05/15/08                                  490,475+
    345,000   Legg Mason, Inc., 0%, due 06/06/31                                        251,419
    280,000   Silicon Valley Bancshares, (144A), 0%, due 06/15/08                       322,000*
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                      1,430,638
                                                                                  -------------
              COMMERCIAL SERVICES (3.2%)
    145,000   DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11                         138,301*
    260,000   Kroll, Inc., (144A), 1.75%, due 01/15/14                                  286,000*
    440,000   Manpower, Inc., 0%, due 08/17/21                                          300,850+
                                                                                  -------------
              TOTAL COMMERCIAL SERVICES                                                 725,151
                                                                                  -------------
              COMMUNICATIONS (1.4%)
     10,000   Comverse Technology, Inc., 0%, due 05/15/23                                11,325
    260,000   Comverse Technology, Inc., (144A), 0%, due 05/15/23                       294,450*
                                                                                  -------------
              TOTAL COMMUNICATIONS                                                      305,775
                                                                                  -------------
              COMPUTER SERVICES (10.1%)
     30,000   Computer Associates International, Inc., 1.625%, due 12/15/09              44,775
    280,000   Computer Associates International, Inc., (144A), 1.625%,
                due 12/15/09                                                            417,900*
    145,000   Juniper Networks, Inc., 0%, due 06/15/08                                  188,500+
    320,000   Micron Technology, Inc., (144A), 2.5%, due 02/01/10                       418,442*+
    885,000   Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%,
                due 05/15/10                                                            986,775
    160,000   Yahoo!, Inc., (144A), 0%, due 04/01/08                                    220,800*
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                 2,277,192
                                                                                  -------------
              COMPUTER SOFTWARE (2.3%)
    190,000   DST Systems, Inc., (144A), 4.125%, due 08/15/23                           230,850*
    330,000   International Game Technology, (144A), 0%, due 01/29/33                   277,942*
                                                                                  -------------
              TOTAL COMPUTER SOFTWARE                                                   508,792
                                                                                  -------------
              ELECTRIC UTILITIES (0.9%)
    215,000   Calpine Corp., (144A), 4.75%, due 11/15/23                                200,976*+
                                                                                  -------------
              ELECTRONICS (6.3%)
    350,000   Agere Systems, Inc., 6.5%, due 12/15/09                                   418,249
    195,000   Eastman Kodak Co., (144A), 3.375%, due 10/15/33                           215,719*+
    700,000   Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10                       690,620^
    120,000   Solectron Corp., (144A), 0.5%, due 02/15/34                                97,875*
                                                                                  -------------
              TOTAL ELECTRONICS                                                       1,422,463
                                                                                  -------------
              ENTERTAINMENT & LEISURE (4.0%)
    365,000   Carnival Corp., 1.132%, due 04/29/33                                      273,750
    595,000   Morgan Stanley, Exchangeable The Walt Disney Co., 0.25%,
                due 12/30/08                                                            629,569
                                                                                  -------------
              TOTAL ENTERTAINMENT & LEISURE                                             903,319
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------
              HEALTHCARE (2.8%)
$   160,000   AmeriSource Health Corp., 5%, due 12/01/07                          $     188,275+
    740,000   Universal Health Services, Inc., 0.426%, due 06/23/20                     439,375+
                                                                                  -------------
              TOTAL HEALTHCARE                                                          627,650
                                                                                  -------------
              INDUSTRIAL--DIVERSIFIED (5.1%)
    300,000   Tyco International Group SA, (144A), 2.75%, due 01/15/18                  392,625*
    545,000   Tyco International Group SA, (144A), 3.125%, due 01/15/23                 764,363*
                                                                                  -------------
              TOTAL INDUSTRIAL--DIVERSIFIED                                           1,156,988
                                                                                  -------------
              LODGING (1.8%)
    125,000   Hilton Hotels Corp., 3.375%, due 04/15/23                                 134,531
    190,000   Mandalay Resort Group, 1.86%, due 03/21/33                                266,713+
                                                                                  -------------
              TOTAL LODGING                                                             401,244
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (3.0%)
    350,000   Liberty Media Corp., (144A), 0.75%, due 03/30/23                          393,750*
     70,000   Liberty Media Corp., Exchangeable Time Warner Inc., 0.75%,
                due 03/30/23                                                             78,750
    205,000   Liberty Media Corp., Exchangeable Viacom Inc., Class B, 3.25%,
                due 03/15/31                                                            191,931+
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                    664,431
                                                                                  -------------
              MEDICAL SUPPLIES (5.8%)
    615,000   Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20        464,325
    285,000   Cooper Companies, Inc., (144A), 2.625%, due 07/01/23                      396,506*
    420,000   Fisher Scientific International, 3.25%, due 03/01/24                      450,866+
                                                                                  -------------
              TOTAL MEDICAL SUPPLIES                                                  1,311,697
                                                                                  -------------
              OIL & GAS (3.9%)
    205,000   McMoRan Exploration Co., (144A), 6%, due 07/02/08                         281,234*
    165,000   Pride International, Inc., 2.5%, due 03/01/07                             189,750+
     15,000   Pride International, Inc., (144A), 2.5%, due 03/01/07                      17,250*
    160,000   Pride International, Inc., (144A), 3.25%, due 05/01/33                    165,200*
    215,000   Willbros Group, Inc., (144A), 2.75%, due 03/15/24                         221,192*
                                                                                  -------------
              TOTAL OIL & GAS                                                           874,626
                                                                                  -------------
              PHARMACEUTICALS (7.1%)
    220,000   Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08                           311,280*
    220,000   Gilead Sciences, Inc., 2%, due 12/15/07                                   306,075
    230,000   Medarex, Inc. (144A), 2.25%, due 05/15/11                                 225,400*
     65,000   Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24           65,813
     65,000   Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24          66,544
    245,000   Teva Pharmaceutical Industries, Ltd., 0.75%, due 08/15/21                 353,280
    185,000   Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22        272,673*
                                                                                  -------------
              TOTAL PHARMACEUTICALS                                                   1,601,065
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------
              RETAIL (2.1%)
$   275,000   Costco Companies, Inc., 0%, due 08/19/17                            $     233,406+
    160,000   The Gap, Inc., 5.75%, due 03/15/09                                        230,600
                                                                                  -------------
              TOTAL RETAIL                                                              464,006
                                                                                  -------------
              TRANSPORTATION (2.3%)
     15,000   Alaska Air Group, Inc., 3.61%, due 03/21/23                                16,680
    155,000   Alaska Air Group, Inc., (144A), 3.61%, due 03/21/23                       172,360*
     40,000   JetBlue Airways Corp., 3.5%, due 07/15/33                                  41,733+
    175,000   JetBlue Airways Corp., (144A), 3.5%, due 07/15/33                         182,581*
    100,000   Northwest Airlines Corp., (144A), 6.625%, due 05/15/23                     96,446*
                                                                                  -------------
              TOTAL TRANSPORTATION                                                      509,800
                                                                                  -------------
              TOTAL FIXED INCOME SECURITIES (COST: $14,038,728) (69.4%)              15,596,115
                                                                                  -------------

 NUMBER OF
  SHARES      CONVERTIBLE PREFERRED STOCK
-----------------------------------------------------------------------------------------------
              AUTOMOTIVE (4.4%)
     13,780   Ford Motor Co. Capital Trust II, $3.25                                    777,605
      7,930   General Motors Corp., $1.3125                                             200,312
                                                                                  -------------
              TOTAL AUTOMOTIVE                                                          977,917
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (7.0%)
      6,625   Household International, Inc., Exchangeable HSBC Holdings PLC,
                $2.219                                                                  265,000
     12,790   Lehman Brothers Holdings, Inc., $4.125                                    649,732**
      2,665   Sovereign Capital Trust IV, $2.1875                                       124,922**
      2,325   State Street Corp., $13.50                                                539,981
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                      1,579,635
                                                                                  -------------
              COMMERCIAL SERVICES (2.6%)
     21,380   Solectron Corp., $1.8125                                                  308,941
      2,255   Xerox Corp., $6.25                                                        282,867
                                                                                  -------------
              TOTAL COMMERCIAL SERVICES                                                 591,808
                                                                                  -------------
              ELECTRIC UTILITIES (1.1%)
      6,095   TXU Corp., $4.0625                                                        255,929+
                                                                                  -------------
              HEALTHCARE (2.2%)
      5,480   Baxter International, Inc., $3.50                                         296,852+
      3,300   Omnicare, Inc., $2.00                                                     204,600
                                                                                  -------------
              TOTAL HEALTHCARE                                                          501,452
                                                                                  -------------
              INSURANCE (5.2%)
     11,865   Chubb Corp., $1.75                                                        332,220
      4,000   Hartford Financial Services Group, Inc., $3.50                            243,960
      6,780   Phoenix Companies, Inc., Exchangeable Hilb,
                Rogal and Hamilton Co., $2.667                                          247,063**
      4,645   The St. Paul Companies, Inc., $4.50                                       344,427
                                                                                  -------------
              TOTAL INSURANCE                                                         1,167,670
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES      CONVERTIBLE PREFERRED STOCK                                             VALUE
-----------------------------------------------------------------------------------------------
              MEDIA--BROADCASTING & PUBLISHING (2.8%)
      6,150   Equity Securities Trust, Exchangeable Cablevision Systems Corp.,
                $1.406                                                            $     147,292
      7,650   Equity Securities Trust, Exchangeable Cablevision Systems Corp.,
                $2.343                                                                  174,497+
        285   Radio One, Inc., $65.00                                                   307,800
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                    629,589
                                                                                  -------------
              OIL & GAS (1.6%)
        130   Chesapeake Energy Corp., (144A), $41.25                                   136,500* **
      4,080   Unocal Corp., $3.125                                                      212,670
                                                                                  -------------
              TOTAL OIL & GAS                                                           349,170
                                                                                  -------------
              PAPER & FOREST PRODUCTS (1.0%)
      4,480   Boise Cascade Corp., $3.75                                                224,672
                                                                                  -------------
              TELECOMMUNICATIONS (2.7%)
      6,345   Alltel Corp., $3.875                                                      316,298
      5,965   Motorola, Inc., $3.50                                                     299,085+
                                                                                  -------------
              TOTAL TELECOMMUNICATIONS                                                  615,383
                                                                                  -------------
              TOTAL CONVERTIBLE PREFERRED STOCK (COST: $5,637,195) (30.6%)            6,893,225
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
$    61,229   Bank of America, 1.05%, due 05/03/04                                       61,229***
      5,286   Bank of Montreal, 1.02%, due 05/21/04                                       5,286***
    183,688   Bank of Nova Scotia, 1.04%, due 07/06/04                                  183,688***
     61,229   Bank of Scotland, 1.08%, due 07/29/04                                      61,229***
     61,229   Bear Stearns & Co., 1.135%, due 06/10/04                                   61,229***
    116,336   BGI Prime Money Market Fund, 1.016%, due 05/03/04                         116,336***
    244,918   BNP Paribas, 1.01%, due 05/05/04                                          244,918***
    153,074   BNP Paribas, 1.01%, due 05/18/04                                          153,074***
    122,459   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                  122,459***
    122,459   Citigroup, Inc., 1.03%, due 06/14/04                                      122,459***
    336,762   Citigroup, Inc., 1.035%, due 06/24/04                                     336,762***
     36,738   Credit Agricole Indosuez, 1%, due 05/07/04                                 36,738***
     91,844   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                      91,844***
    214,023   Delaware Funding Corp., 1.031%, due 05/24/04                              214,023***
    122,459   Den Danske Bank, 1.02%, due 05/18/04                                      122,459***
     91,844   Den Danske Bank, 1.02%, due 05/20/04                                       91,844***
     30,615   Deutsche Bank, 1.05%, due 10/12/04                                         30,615***
     91,844   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                    91,844***
     61,229   Fleet National Bank, 1%, due 07/21/04                                      61,229***
    213,592   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04            213,592
    152,767   Jupiter Securitization Corp., 1.031%, due 05/26/04                        152,767***
     30,615   Jupiter Securitization Corp., 1.031%, due 05/28/04                         30,615***
    157,975   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04            157,975***
    795,982   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                    795,982***
    183,688   Royal Bank of Canada, 1.05%, due 07/08/04                                 183,688***
     73,476   Royal Bank of Scotland, 1.05%, due 07/07/04                                73,476***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------
$   244,918   Royal Bank of Scotland, 1.05%, due 07/15/04                         $     244,918***
    153,074   Sheffiled Receivables Corp., 1.031%, due 05/07/04                         153,074***
    306,147   Toronto Dominion Bank, 1.09%, due 08/02/04                                306,147***
     61,229   Wells Fargo & Co., 1.02%, due 05/14/04                                     61,229***
                                                                                  -------------
              TOTAL SHORT-TERM INVESTMENTS (COST: $4,582,728) (20.4%)                 4,582,728
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $24,258,651) (120.4%)                         27,072,068
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 20.4%)                        (4,592,791)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $  22,479,277
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
   * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $7,360,917 OR 32.75% OF NET ASSETS.
  ** NON-INCOME PRODUCING.
 *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
   ^ SECURITY CONVERTIBLE INTO A BASKET OF FOUR TECHNOLOGY COMPANIES: APPLIED
     MATERIALS, INC., XILINX, INC., TEXAS INSTRUMENTS, INC., AND MAXIM INTEGRATED PRODUCTS, INC.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Diversified Value Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              AEROSPACE/DEFENSE (9.7% OF NET ASSETS)
     19,250   Boeing Co.                                                          $     821,782
     30,809   Honeywell International, Inc.                                           1,065,375
     15,800   Textron, Inc.                                                             871,844
      6,800   United Technologies Corp.                                                 586,568
                                                                                  -------------
              TOTAL AEROSPACE/DEFENSE                                                 3,345,569
                                                                                  -------------
              AUTOMOTIVE (2.0%)
     14,350   General Motors Corp.                                                      680,477
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (8.9%)
     16,750   American Express Co.                                                      819,912
     19,250   Bank One Corp.                                                            950,372
     17,500   J.P. Morgan Chase & Co., Inc.                                             658,000
     11,900   Merrill Lynch & Company, Inc.                                             645,337
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                      3,073,621
                                                                                  -------------
              CHEMICALS (1.8%)
      7,450   Potash Corp. of Saskatchewan, Inc.                                        606,877
                                                                                  -------------
              COMMUNICATIONS (1.6%)
     14,700   Sony Corp. (ADR)                                                          564,480
                                                                                  -------------
              COMPUTER SERVICES (6.1%)
     26,650   Apple Computer, Inc.                                                      685,704*
     22,150   Computer Associates International, Inc.                                   593,841
     41,557   Hewlett-Packard Co.                                                       818,673
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                 2,098,218
                                                                                  -------------
              COSMETICS & HOUSEHOLD PRODUCTS (2.9%)
     24,650   Gillette Co.                                                            1,008,678
                                                                                  -------------
              ELECTRONICS (1.8%)
     44,200   Advanced Micro Devices, Inc.                                              628,524*
                                                                                  -------------
              ENERGY & OIL SERVICES (4.6%)
     24,650   Halliburton Co.                                                           734,570
     31,000   Transocean, Inc.                                                          860,870*
                                                                                  -------------
              TOTAL ENERGY & OIL SERVICES                                             1,595,440
                                                                                  -------------
              ENTERTAINMENT & LEISURE (4.6%)
     47,100   Mattel, Inc.                                                              798,816
     34,350   The Walt Disney Co.                                                       791,080
                                                                                  -------------
              TOTAL ENTERTAINMENT & LEISURE                                           1,589,896
                                                                                  -------------
              INSURANCE (6.7%)
     14,400   Allstate Corp.                                                            660,960
     11,550   American International Group, Inc.                                        827,557
      6,400   Chubb Corp.                                                               441,600
     10,200   Medco Health Solutions, Inc.                                              361,080*
                                                                                  -------------
              TOTAL INSURANCE                                                         2,291,197
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              MACHINERY (1.5%)
      7,800   Deere & Co.                                                         $     530,712
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (4.9%)
     45,400   Readers Digest Association, Inc.                                          650,582
     61,350   Time Warner, Inc.                                                       1,031,907*
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                  1,682,489
                                                                                  -------------
              MEDICAL SUPPLIES (5.3%)
     15,750   Bausch & Lomb, Inc.                                                       989,573
     16,650   Becton Dickinson & Co.                                                    841,658
                                                                                  -------------
              TOTAL MEDICAL SUPPLIES                                                  1,831,231
                                                                                  -------------
              METALS (0.7%)
      3,850   Phelps Dodge Corp.                                                        253,446*
                                                                                  -------------
              OIL & GAS (2.3%)
     11,022   ConocoPhillips                                                            785,869
                                                                                  -------------
              PAPER & FOREST PRODUCTS (4.9%)
     16,850   Kimberly-Clark Corp.                                                    1,102,833
     21,700   MeadWestvaco Corp.                                                        567,455
                                                                                  -------------
              TOTAL PAPER & FOREST PRODUCTS                                           1,670,288
                                                                                  -------------
              PHARMACEUTICALS (3.1%)
     42,800   Schering-Plough Corp.                                                     716,044
      9,050   Wyeth                                                                     344,534
                                                                                  -------------
              TOTAL PHARMACEUTICALS                                                   1,060,578
                                                                                  -------------
              RETAIL (6.6%)
     28,550   J.C. Penney Co., Inc.                                                     966,703
     15,900   Sears Roebuck & Co.                                                       636,795
     42,250   Toys 'R' Us, Inc.                                                         652,763*
                                                                                  -------------
              TOTAL RETAIL                                                            2,256,261
                                                                                  -------------
              TELECOMMUNICATIONS (3.8%)
     36,150   Motorola, Inc.                                                            659,738
    159,800   Qwest Communications International, Inc.                                  642,396*
                                                                                  -------------
              TOTAL TELECOMMUNICATIONS                                                1,302,134
                                                                                  -------------
              TRANSPORTATION (5.0%)
     25,100   CNF, Inc.                                                                 917,656
     26,200   CSX Corp.                                                                 805,912
                                                                                  -------------
              TOTAL TRANSPORTATION                                                    1,723,568
                                                                                  -------------
              UTILITIES (1.6%)
     17,550   American Electric Power Company, Inc.                                     534,222
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $29,305,705) (90.4%)                         31,113,775
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS (COST: $2,908,663) (8.5%)                        VALUE
-----------------------------------------------------------------------------------------------
$ 2,908,663   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04      $   2,908,663
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $32,214,368) (98.9%)                          34,022,438
              EXCESS OF OTHER ASSETS OVER LIABILITIES (1.1%)                            388,213
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $  34,410,651
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Dividend Focused Fund

Schedule of Investments (Unaudited)                               April 30, 2004

 NUMBER OF
   SHARES     EQUITY SECURITIES                                                       VALUE
-----------------------------------------------------------------------------------------------
              COMMON STOCK

              AEROSPACE/DEFENSE (7.9% OF NET ASSETS)
     28,400   Boeing Co.                                                          $   1,212,396
     41,500   Honeywell International, Inc.                                           1,435,070
     28,400   Textron, Inc.                                                           1,567,112+
                                                                                  -------------
              TOTAL AEROSPACE/DEFENSE                                                 4,214,578
                                                                                  -------------
              AUTOMOTIVE (2.2%)
     25,100   General Motors Corp.                                                    1,190,242+
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (10.8%)
     17,115   Bank of America Corp.                                                   1,377,586
     25,100   Citigroup, Inc.                                                         1,207,059
     43,500   Crescent Real Estate Equities Co.                                         672,945
     20,400   Friedman, Billings, Ramsey Group, Inc.                                    377,400
     35,200   J.P. Morgan Chase & Co., Inc.                                           1,323,520
     15,200   Merrill Lynch & Company, Inc.                                             824,296
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                      5,782,806
                                                                                  -------------
              BEVERAGES, FOOD & TOBACCO (2.6%)
     59,700   Sara Lee Corp.                                                          1,377,876
                                                                                  -------------
              CHEMICALS (5.7%)
     18,800   Air Products & Chemicals, Inc.                                            936,428
     25,100   Dow Chemical Co.                                                          996,219
     13,300   Potash Corp. of Saskatchewan, Inc.                                      1,083,418+
                                                                                  -------------
              TOTAL CHEMICALS                                                         3,016,065
                                                                                  -------------
              COMMUNICATIONS (1.6%)
     21,600   Sony Corp. (ADR)                                                          829,440
                                                                                  -------------
              COMPUTER SERVICES (3.9%)
     38,400   Computer Associates International, Inc.                                 1,029,504+
     53,700   Hewlett-Packard Co.                                                     1,057,890
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                 2,087,394
                                                                                  -------------
              COMPUTER SOFTWARE (1.9%)
     38,100   Microsoft Corp.                                                           989,457
                                                                                  -------------
              COSMETICS & HOUSEHOLD PRODUCTS (2.8%)
     36,600   Gillette Co.                                                            1,497,672
                                                                                  -------------
              ELECTRONICS (1.8%)
     67,600   Advanced Micro Devices, Inc.                                              961,272*+
                                                                                  -------------
              ENERGY & OIL SERVICES (1.9%)
     34,500   Halliburton Co.                                                         1,028,100
                                                                                  -------------
              ENTERTAINMENT & LEISURE (4.1%)
     59,500   Mattel, Inc.                                                            1,009,120
     51,300   The Walt Disney Co.                                                     1,181,439
                                                                                  -------------
              TOTAL ENTERTAINMENT & LEISURE                                           2,190,559
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES     EQUITY SECURITIES                                                       VALUE
-----------------------------------------------------------------------------------------------
              INSURANCE (11.0%)
     29,700   Aon Corp.                                                           $     773,982
     12,400   Chubb Corp.                                                               855,600
     12,300   Hartford Financial Services Group                                         751,284
     18,100   Safeco Corp.                                                              792,599
     39,500   The St. Paul Companies, Inc.                                            1,606,465
     20,700   Torchmark Corp.                                                         1,077,228
                                                                                  -------------
              TOTAL INSURANCE                                                         5,857,158
                                                                                  -------------
              MACHINERY (2.3%)
     18,100   Deere & Co.                                                             1,231,524
                                                                                  -------------
              MEDICAL SUPPLIES (1.5%)
     13,000   Bausch & Lomb, Inc.                                                       816,790+
                                                                                  -------------
              OIL & GAS (2.4%)
     18,300   ConocoPhillips                                                          1,304,790
                                                                                  -------------
              PAPER & FOREST PRODUCTS (4.5%)
     24,300   Kimberly-Clark Corp.                                                    1,590,435
     29,900   MeadWestvaco Corp.                                                        781,885
                                                                                  -------------
              TOTAL PAPER & FOREST PRODUCTS                                           2,372,320
                                                                                  -------------
              PHARMACEUTICALS (3.1%)
     23,900   Merck & Company, Inc.                                                   1,123,300
     32,600   Schering-Plough Corp.                                                     545,398
                                                                                  -------------
              TOTAL PHARMACEUTICALS                                                   1,668,698
                                                                                  -------------
              REAL ESTATE (1.1%)
     39,700   American Financial Realty Trust (REIT)                                    587,560+
                                                                                  -------------
              RETAIL (6.8%)
     43,900   J.C. Penney Co., Inc.                                                   1,486,454+
     35,800   May Department Stores Co.                                               1,102,640
     25,400   Sears Roebuck & Co.                                                     1,017,270+
                                                                                  -------------
              TOTAL RETAIL                                                            3,606,364
                                                                                  -------------
              TRANSPORTATION (4.5%)
     42,100   CNF, Inc.                                                               1,539,176
     27,200   CSX Corp.                                                                 836,672
                                                                                  -------------
              TOTAL TRANSPORTATION                                                    2,375,848
                                                                                  -------------
              UTILITIES (2.2%)
     38,700   American Electric Power Company, Inc.                                   1,178,028
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $38,364,047) (86.6%)                         46,164,541
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES     EQUITY SECURITIES                                                       VALUE
-----------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCK (COST: $1,361,126) (2.5%)
              TELECOMMUNICATIONS (2.5%)
     26,900   Alltel Corp., $3.875                                                $   1,354,146
                                                                                  -------------
              TOTAL EQUITY SECURITIES (COST: $39,725,173) (89.1%)                    47,518,687
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
$   116,176   Bank of America, 1.05%, due 05/03/04                                      116,176**
     10,031   Bank of Montreal, 1.02%, due 05/21/04                                      10,031**
    348,528   Bank of Nova Scotia, 1.04%, due 07/06/04                                  348,528**
    116,176   Bank of Scotland, 1.08%, due 07/29/04                                     116,176**
    116,176   Bear Stearns & Co., 1.135%, due 06/10/04                                  116,176**
    220,735   BGI Prime Money Market Fund, 1.016%, due 05/03/04                         220,735**
    464,704   BNP Paribas, 1.01%, due 05/05/04                                          464,704**
    290,440   BNP Paribas, 1.01%, due 05/18/04                                          290,440**
    232,352   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                  232,352**
    232,352   Citigroup, Inc., 1.03%, due 06/14/04                                      232,352**
    638,968   Citigroup, Inc., 1.035%, due 06/24/04                                     638,968**
     69,706   Credit Agricole Indosuez, 1%, due 05/07/04                                 69,706**
    174,264   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                     174,264**
    406,084   Delaware Funding Corp., 1.031%, due 05/24/04                              406,084**
    232,352   Den Danske Bank, 1.02%, due 05/18/04                                      232,352**
    174,264   Den Danske Bank, 1.02%, due 05/20/04                                      174,264**
     58,088   Deutsche Bank, 1.05%, due 10/12/04                                         58,088**
    174,264   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                   174,264**
    116,176   Fleet National Bank, 1%, due 07/21/04                                     116,176**
  6,212,162   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04          6,212,162
    289,859   Jupiter Securitization Corp., 1.031%, due 05/26/04                        289,859**
     58,088   Jupiter Securitization Corp., 1.031%, due 05/28/04                         58,088**
    299,740   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04            299,740**
  1,510,289   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                  1,510,289**
    348,528   Royal Bank of Canada, 1.05%, due 07/08/04                                 348,528**
    139,411   Royal Bank of Scotland, 1.05%, due 07/07/04                               139,411**
    464,704   Royal Bank of Scotland, 1.05%, due 07/15/04                               464,704**
    290,440   Sheffiled Receivables Corp., 1.031%, due 05/07/04                         290,440**
    580,880   Toronto Dominion Bank, 1.09%, due 08/02/04                                580,880**
    116,176   Wells Fargo & Co., 1.02%, due 05/14/04                                    116,176**
                                                                                  -------------
              TOTAL SHORT-TERM INVESTMENTS (COST: $14,502,113) (27.2%)               14,502,113
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $54,227,286) (116.3%)                         62,020,800
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 16.3%)                        (8,679,022)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $  53,341,778
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
REIT - REAL ESTATE INVESTMENT TRUST
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Focused Large Cap Value Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              AEROSPACE/DEFENSE (2.0% OF NET ASSETS)
        385   General Dynamics Corp.                                              $      36,044
                                                                                  -------------
              AUTOMOTIVE (2.7%)
        810   Lear Corp.                                                                 49,102
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (6.3%)
      1,325   H&R Block, Inc.                                                            59,771
      1,055   Morgan Stanley                                                             54,216
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                        113,987
                                                                                  -------------
              BEVERAGES, FOOD & TOBACCO (3.1%)
      2,055   Coca-Cola Enterprises, Inc.                                                55,485
                                                                                  -------------
              CHEMICALS (3.9%)
      1,410   Air Products & Chemicals, Inc.                                             70,232
                                                                                  -------------
              COMMERCIAL SERVICES (3.9%)
      2,345   Ecolab, Inc.                                                               69,881
                                                                                  -------------
              COMPUTER SERVICES (1.9%)
        990   Dell, Inc.                                                                 34,363*
                                                                                  -------------
              COMPUTER SOFTWARE (5.6%)
      4,980   Oracle Corp.                                                               55,876*
      4,455   Siebel Systems, Inc.                                                       45,797*
                                                                                  -------------
              TOTAL COMPUTER SOFTWARE                                                   101,673
                                                                                  -------------
              ELECTRONICS (5.2%)
      1,770   Intel Corp.                                                                45,542
      1,935   Texas Instruments, Inc.                                                    48,568
                                                                                  -------------
              TOTAL ELECTRONICS                                                          94,110
                                                                                  -------------
              ENERGY & OIL SERVICES (11.8%)
      2,890   Halliburton Co.                                                            86,122
      1,025   Schlumberger, Ltd.                                                         59,993
      2,422   Transocean, Inc.                                                           67,259*
                                                                                  -------------
              TOTAL ENERGY & OIL SERVICES                                               213,374
                                                                                  -------------
              ENTERTAINMENT & LEISURE (2.7%)
      2,580   Hasbro, Inc.                                                               48,736
                                                                                  -------------
              INDUSTRIAL--DIVERSIFIED (4.9%)
      3,210   Tyco International, Ltd.                                                   88,114
                                                                                  -------------
              INSURANCE (7.0%)
      2,395   Aon Corp.                                                                  62,414
      1,425   Marsh & McLennan Companies, Inc.                                           64,267
                                                                                  -------------
              TOTAL INSURANCE                                                           126,681
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              METALS (7.6%)
      2,130   Alcoa, Inc.                                                         $      65,498
        795   Rio Tinto PLC (ADR)                                                        71,232
                                                                                  -------------
              TOTAL METALS                                                              136,730
                                                                                  -------------
              OFFICE EQUIPMENT & SUPPLIES (4.1%)
      1,170   Avery Dennison Corp.                                                       75,149
                                                                                  -------------
              OIL & GAS (5.4%)
      1,325   Global Santa Fe Corp.                                                      34,940
      1,120   Noble Corp.                                                                41,619*
        325   Sunoco, Inc.                                                               20,443
                                                                                  -------------
              TOTAL OIL & GAS                                                            97,002
                                                                                  -------------
              PAPER & FOREST PRODUCTS (3.2%)
        985   Weyerhaeuser Co.                                                           58,312
                                                                                  -------------
              RETAIL (11.0%)
      1,635   Costco Wholesale Corp.                                                     61,231*
      1,870   Kohl's Corp.                                                               78,147*
      2,665   The Gap, Inc.                                                              58,657
                                                                                  -------------
              TOTAL RETAIL                                                              198,035
                                                                                  -------------
              TELECOMMUNICATIONS (4.1%)
      4,110   Motorola, Inc.                                                             75,008
                                                                                  -------------
              TRANSPORTATION (3.7%)
      2,075   Norfolk Southern Corp.                                                     49,427
        285   Union Pacific Corp.                                                        16,795
                                                                                  -------------
              TOTAL TRANSPORTATION                                                       66,222
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $1,670,953) (100.1%)                          1,808,240
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS (COST: $5,618) (0.3%)
-----------------------------------------------------------------------------------------------
$     5,618   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04              5,618
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $1,676,571) (100.4%)                           1,813,858
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 0.4%)                             (7,995)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $   1,805,863
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Growth Equities Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              ADVERTISING (1.7% OF NET ASSETS)
      4,050   Monster Worldwide, Inc.                                             $     103,720*
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (9.5%)
      6,350   E*TRADE Group, Inc.                                                        72,136*
      4,750   SEI Investments Co.                                                       140,220
      5,200   T. Rowe Price Group, Inc.                                                 266,656
      1,550   Zions Bancorp.                                                             87,606
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                        566,618
                                                                                  -------------
              BIOLOGICAL PRODUCTS (1.5%)
      3,700   MedImmune, Inc.                                                            89,688*
                                                                                  -------------
              COMMERCIAL SERVICES (13.7%)
      3,350   Advisory Board Co.                                                        115,943*
      4,150   Alliance Data Systems Corp.                                               144,295*
      2,500   Corporate Executive Board Co.                                             129,125
      3,150   Resources Connection, Inc.                                                126,976*
      8,550   Robert Half International, Inc.                                           233,158*
        550   Strayer Education, Inc.                                                    68,733
                                                                                  -------------
              TOTAL COMMERCIAL SERVICES                                                 818,230
                                                                                  -------------
              COMPUTER SERVICES (11.1%)
      6,300   BEA Systems, Inc.                                                          71,883*
      2,650   Cognizant Technology Solutions Corp.                                      114,639*
      1,550   Mercury Interactive Corp.                                                  65,953*
      8,050   Yahoo!, Inc.                                                              406,203*
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                   658,678
                                                                                  -------------
              ELECTRONICS (9.4%)
      1,650   Broadcom Corp.                                                             62,304*
      1,850   KLA-Tencor Corp.                                                           77,090*
      1,350   Marvell Technology Group, Ltd.                                             52,286*
      2,300   Maxim Integrated Products, Inc.                                           105,777
      5,250   PMC-Sierra, Inc.                                                           63,788*
      5,900   XILINX, Inc.                                                              198,417*
                                                                                  -------------
              TOTAL ELECTRONICS                                                         559,662
                                                                                  -------------
              ENERGY & OIL SERVICES (2.0%)
      2,650   BJ Services Co.                                                           117,925*
                                                                                  -------------
              FINANCIAL SERVICES (1.9%)
      5,400   CapitalSource, Inc.                                                       113,724*
                                                                                  -------------
              FOODS, HOTELS & RESTAURANTS (0.9%)
      1,150   P.F. Chang's China Bistro, Inc.                                            56,189*
                                                                                  -------------
              HEALTHCARE (10.0%)
      3,500   Affymetrix, Inc.                                                          106,960*
      2,050   Express Scripts, Inc.                                                     158,547*
      2,700   Genentech, Inc.                                                           331,560*
                                                                                  -------------
              TOTAL HEALTHCARE                                                          597,067
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              HEAVY MACHINERY (2.8%)
      3,050   Smith International, Inc.                                           $     166,988*
                                                                                  -------------
              INDUSTRIAL--DIVERSIFIED (1.6%)
      3,300   MSC Industrial Direct Co.                                                  94,578
                                                                                  -------------
              LODGING (1.0%)
      1,100   Four Seasons Hotels, Inc.                                                  58,850
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (3.1%)
      3,800   Univision Communications, Inc.                                            128,630*
      1,950   Westwood One, Inc.                                                         57,603*
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                    186,233
                                                                                  -------------
              PHARMACEUTICALS (4.5%)
      2,300   MGI Pharma, Inc.                                                          142,186*
      2,800   Nektar Therapeutics                                                        56,700*
      3,000   Vicuron Pharmaceuticals, Inc.                                              68,430*
                                                                                  -------------
              TOTAL PHARMACEUTICALS                                                     267,316
                                                                                  -------------
              RETAIL (17.7%)
      2,400   99 Cents Only Stores                                                       47,424*
      5,200   Amazon.com, Inc.                                                          225,992*
      2,000   Bed, Bath & Beyond, Inc.                                                   74,240*
      4,250   eBay, Inc.                                                                339,235*
      7,150   InterActiveCorp.                                                          227,871*
      3,400   Netflix.com, Inc.                                                          85,986*
      1,550   Williams-Sonoma, Inc.                                                      50,344*
                                                                                  -------------
              TOTAL RETAIL                                                            1,051,092
                                                                                  -------------
              TELECOMMUNICATIONS (3.3%)
      4,650   Andrew Corp.                                                               78,818*
      5,250   Juniper Networks, Inc.                                                    114,870*
                                                                                  -------------
              TOTAL TELECOMMUNICATIONS                                                  193,688
                                                                                  -------------
              TRANSPORTATION (1.2%)
      3,000   Sirva, Inc.                                                                69,690*
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $5,828,806) (96.9%)                           5,769,936
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS (COST: $82,277) (1.4%)
-----------------------------------------------------------------------------------------------
$    82,277   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04             82,277
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $5,911,083) (98.3%)                            5,852,213
              EXCESS OF OTHER ASSETS OVER LIABILITIES (1.7%)                            100,637
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $   5,952,850
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
* NON-INCOME PRODUCING

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Growth Insights Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              APPAREL RETAILERS (2.8% OF NET ASSETS)
      1,250   Chico's FAS, Inc.                                                   $      50,912*
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (2.3%)
      4,100   Schwab (Charles) Corp.                                                     42,189
                                                                                  -------------
              BEVERAGES, FOOD & TOBACCO (1.5%)
        900   John B. Sanfilippo & Son, Inc.                                             28,233*
                                                                                  -------------
              BIOLOGICAL PRODUCTS (4.8%)
      1,300   Gilead Sciences, Inc.                                                      79,079*
        400   MedImmune, Inc.                                                             9,696*
                                                                                  -------------
              TOTAL BIOLOGICAL PRODUCTS                                                  88,775
                                                                                  -------------
              COMMUNICATIONS (1.4%)
      1,000   UTStarcom, Inc.                                                            26,350*
                                                                                  -------------
              COMPUTER SERVICES (4.1%)
        800   Cisco Systems, Inc.                                                        16,696*
      1,200   Foundry Networks, Inc.                                                     13,560*
      1,200   Network Appliance, Inc.                                                    22,344*
        450   Yahoo!, Inc.                                                               22,707*
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                    75,307
                                                                                  -------------
              COMPUTER SOFTWARE (10.3%)
        900   Electronic Arts, Inc.                                                      45,558*
      3,700   Oracle Corp.                                                               41,514*
      2,550   Siebel Systems, Inc.                                                       26,214*
      1,700   Symantec Corp.                                                             76,585*
                                                                                  -------------
              TOTAL COMPUTER SOFTWARE                                                   189,871
                                                                                  -------------
              EDUCATION (2.0%)
        400   Apollo Group, Inc.                                                         36,352*
                                                                                  -------------
              ELECTRICAL EQUIPMENT (5.2%)
      1,650   Applied Materials, Inc.                                                    30,079*
      2,200   General Electric Co.                                                       65,890
                                                                                  -------------
              TOTAL ELECTRICAL EQUIPMENT                                                 95,969
                                                                                  -------------
              ELECTRONICS (15.8%)
      3,000   Altera Corp.                                                               60,030*
      1,150   Intersil Corp.                                                             22,712
      1,050   KLA-Tencor Corp.                                                           43,754*
        800   Maxim Integrated Products, Inc.                                            36,792
      2,300   Semtech Corp.                                                              48,346*
      2,850   Xicor, Inc.                                                                41,753*
      1,150   XILINX, Inc.                                                               38,675*
                                                                                  -------------
              TOTAL ELECTRONICS                                                         292,062
                                                                                  -------------
              FOODS, HOTELS & RESTAURANTS (2.4%)
        900   P.F. Chang's China Bistro, Inc.                                            43,974*
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              HEALTHCARE (1.7%)
        250   Genentech, Inc.                                                     $      30,700*
                                                                                  -------------
              HOUSEHOLD PRODUCTS (2.0%)
      1,000   Jarden Corp.                                                               37,200*
                                                                                  -------------
              INDUSTRIAL--DIVERSIFIED (2.7%)
        250   3M Co.                                                                     21,620
      1,000   MSC Industrial Direct Co.                                                  28,660
                                                                                  -------------
              TOTAL INDUSTRIAL--DIVERSIFIED                                              50,280
                                                                                  -------------
              INSURANCE (10.8%)
      2,250   Axis Capital Holdings, Ltd.                                                61,313
        220   Markel Corp.                                                               64,462*
        850   Progressive Corp.                                                          74,392
                                                                                  -------------
              TOTAL INSURANCE                                                           200,167
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (4.8%)
      1,800   Comcast Corp., Special Class A                                             52,182*
      1,500   XM Satellite Radio Holdings, Inc.                                          35,940*
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                     88,122
                                                                                  -------------
              MEDICAL SUPPLIES (6.8%)
      1,000   Allergan, Inc.                                                             88,050
        400   Medtronic, Inc.                                                            20,184
        500   Wilson Greatbatch Technologies, Inc.                                       17,250*
                                                                                  -------------
              TOTAL MEDICAL SUPPLIES                                                    125,484
                                                                                  -------------
              RETAIL (10.6%)
      1,050   Amazon.com, Inc.                                                           45,633*
      2,500   Christopher & Banks Corp.                                                  44,725
        200   eBay, Inc.                                                                 15,964*
      1,000   Kohl's Corp.                                                               41,790*
      1,350   Walgreen Co.                                                               46,548
                                                                                  -------------
              TOTAL RETAIL                                                              194,660
                                                                                  -------------
              TELECOMMUNICATIONS (8.5%)
      3,000   Motorola, Inc.                                                             54,750
        700   Qualcomm, Inc.                                                             43,722
      1,500   Viacom, Inc., Class B                                                      57,975
                                                                                  -------------
              TOTAL TELECOMMUNICATIONS                                                  156,447
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $1,691,630) (100.5%)                          1,853,054
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS (COST: $13,823) (0.7%)                           VALUE
-----------------------------------------------------------------------------------------------
$    13,823   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04      $      13,823
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $1,705,453) (101.2%)                           1,866,877
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.2%)                            (22,462)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $   1,844,415
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
* NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Large Cap Growth Fund

Schedule of Investments (Unaudited)                               April 30, 2004

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              BANKING & FINANCIAL SERVICES (5.6% OF NET ASSETS)
      2,050   American Express Co.                                                $     100,347
        300   Federal National Mortgage Association                                      20,616
      1,000   Morgan Stanley                                                             51,390
      5,050   Schwab (Charles) Corp.                                                     51,964
      1,350   T. Rowe Price Group, Inc.                                                  69,228
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                        293,545
                                                                                  -------------
              BEVERAGES, FOOD & TOBACCO (4.7%)
      2,150   Altria Group, Inc.                                                        119,067
      1,300   General Mills, Inc.                                                        63,375+
      1,400   Kellogg Co.                                                                60,060+
                                                                                  -------------
              TOTAL BEVERAGES, FOOD & TOBACCO                                           242,502
                                                                                  -------------
              BIOLOGICAL PRODUCTS (1.6%)
      1,450   Amgen, Inc.                                                                81,591*
                                                                                  -------------
              COMMERCIAL SERVICES (2.1%)
      3,900   Robert Half International, Inc.                                           106,353*
                                                                                  -------------
              COMPUTER SERVICES (9.4%)
     12,650   Cisco Systems, Inc.                                                       264,005*
      3,100   Dell, Inc.                                                                107,601*
      2,300   Yahoo!, Inc.                                                              116,058*
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                   487,664
                                                                                  -------------
              COMPUTER SOFTWARE (8.5%)
      8,400   Microsoft Corp.                                                           218,148
      7,400   Oracle Corp.                                                               83,028*
      1,900   Symantec Corp.                                                             85,595*
      2,050   Veritas Software Corp.                                                     54,673*
                                                                                  -------------
              TOTAL COMPUTER SOFTWARE                                                   441,444
                                                                                  -------------
              COSMETICS & HOUSEHOLD PRODUCTS (6.6%)
      3,150   Gillette Co.                                                              128,898
      2,050   Procter & Gamble Co.                                                      216,787
                                                                                  -------------
              TOTAL COSMETICS & HOUSEHOLD PRODUCTS                                      345,685
                                                                                  -------------
              ELECTRICAL EQUIPMENT (5.7%)
      2,150   Applied Materials, Inc.                                                    39,194*
      8,500   General Electric Co.                                                      254,575
                                                                                  -------------
              TOTAL ELECTRICAL EQUIPMENT                                                293,769
                                                                                  -------------
              ELECTRONICS (8.9%)
      5,300   Intel Corp.                                                               136,369
        850   KLA-Tencor Corp.                                                           35,419*
      3,700   Maxim Integrated Products, Inc.                                           170,163
      1,400   PMC-Sierra, Inc.                                                           17,010*+
      3,150   XILINX, Inc.                                                              105,935*
                                                                                  -------------
              TOTAL ELECTRONICS                                                         464,896
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              ENTERTAINMENT & LEISURE (1.0%)
      4,717   Liberty Media Corp.                                                 $      51,604*
                                                                                  -------------
              FOODS, HOTELS & RESTAURANTS (1.9%)
      1,850   PepsiCo, Inc.                                                             100,807
                                                                                  -------------
              HEALTHCARE (6.5%)
      1,300   Express Scripts, Inc.                                                     100,542*
        800   Genentech, Inc.                                                            98,240*
      2,600   Johnson & Johnson, Inc.                                                   140,478
                                                                                  -------------
              TOTAL HEALTHCARE                                                          339,260
                                                                                  -------------
              INDUSTRIAL--DIVERSIFIED (0.5%)
      1,000   Tyco International, Ltd.                                                   27,450
                                                                                  -------------
              INSURANCE (0.5%)
        350   American International Group, Inc.                                         25,078
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (5.2%)
      2,250   Clear Channel Communications, Inc.                                         93,353
      1,950   Comcast Corp., Special Class A                                             56,531*+
      2,200   Univision Communications, Inc.                                             74,470*
      1,200   Viacom, Inc., Class A                                                      46,992
                                                                                  -------------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                                    271,346
                                                                                  -------------
              MEDICAL SUPPLIES (6.9%)
        300   Allergan, Inc.                                                             26,415
      4,200   Boston Scientific Corp.                                                   172,998*
      1,850   Medtronic, Inc.                                                            93,351
        850   St. Jude Medical, Inc.                                                     64,821*
                                                                                  -------------
              TOTAL MEDICAL SUPPLIES                                                    357,585
                                                                                  -------------
              PHARMACEUTICALS (10.1%)
      1,600   Abbott Laboratories                                                        70,433
        550   Genzyme Corp.                                                              23,958*
      1,950   Lilly (Eli) & Co.                                                         143,930+
      1,350   Merck & Company, Inc.                                                      63,450
      6,300   Pfizer, Inc.                                                              225,288
                                                                                  -------------
              TOTAL PHARMACEUTICALS                                                     527,059
                                                                                  -------------
              RETAIL (6.3%)
        900   Amazon.com, Inc.                                                           39,114*+
      1,000   eBay, Inc.                                                                 79,820*
      3,700   Wal-Mart Stores, Inc.                                                     210,900
                                                                                  -------------
              TOTAL RETAIL                                                              329,834
                                                                                  -------------
              TELECOMMUNICATIONS (4.5%)
      1,500   EchoStar Communications Corp.                                              49,785*
      1,550   Juniper Networks, Inc.                                                     33,914*+
      3,000   Nokia OYJ (ADR)                                                            42,030
      1,700   Qualcomm, Inc.                                                            106,182
                                                                                  -------------
              TOTAL TELECOMMUNICATIONS                                                  231,911
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              TEXTILES, CLOTHING & FABRICS (1.0%)
      1,200   Cintas Corp.                                                        $      53,952
                                                                                  -------------
              TRANSPORTATION (1.8%)
      1,350   United Parcel Service, Inc., Class B                                       94,703
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $3,920,377) (99.3%)                           5,168,038
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
$     5,454   Bank of America, 1.05%, due 05/03/04                                        5,454**
        470   Bank of Montreal, 1.02%, due 05/21/04                                         470**
     16,361   Bank of Nova Scotia, 1.04%, due 07/06/04                                   16,361**
      5,454   Bank of Scotland, 1.08%, due 07/29/04                                       5,454**
      5,454   Bear Stearns & Co., 1.135%, due 06/10/04                                    5,454**
     10,362   BGI Prime Money Market Fund, 1.016%, due 05/03/04                          10,362**
     21,814   BNP Paribas, 1.01%, due 05/05/04                                           21,814**
     13,634   BNP Paribas, 1.01%, due 05/18/04                                           13,634**
     10,907   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                   10,907**
     10,907   Citigroup, Inc., 1.03%, due 06/14/04                                       10,907**
     29,995   Citigroup, Inc., 1.035%, due 06/24/04                                      29,995**
      3,272   Credit Agricole Indosuez, 1%, due 05/07/04                                  3,272**
      8,180   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                       8,180**
     19,063   Delaware Funding Corp., 1.031%, due 05/24/04                               19,063**
     10,907   Den Danske Bank, 1.02%, due 05/18/04                                       10,907**
      8,180   Den Danske Bank, 1.02%, due 05/20/04                                        8,180**
      2,727   Deutsche Bank, 1.05%, due 10/12/04                                          2,727**
      8,180   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                     8,180**
      5,454   Fleet National Bank, 1%, due 07/21/04                                       5,454**
     64,227   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04             64,227
     13,607   Jupiter Securitization Corp., 1.031%, due 05/26/04                         13,607**
      2,727   Jupiter Securitization Corp., 1.031%, due 05/28/04                          2,727**
     14,071   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04             14,071**
     70,897   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                     70,897**
     16,361   Royal Bank of Canada, 1.05%, due 07/08/04                                  16,361**
      6,544   Royal Bank of Scotland, 1.05%, due 07/07/04                                 6,544**
     21,814   Royal Bank of Scotland, 1.05%, due 07/15/04                                21,814**
     13,634   Sheffiled Receivables Corp., 1.031%, due 05/07/04                          13,634**
     27,268   Toronto Dominion Bank, 1.09%, due 08/02/04                                 27,268**
      5,454   Wells Fargo & Co., 1.02%, due 05/14/04                                      5,454**
                                                                                  -------------
              TOTAL SHORT-TERM INVESTMENTS (COST: $453,379) (8.7%)                      453,379
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $4,373,756) (108.0%)                           5,621,417
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 8.0%)                           (414,835)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $   5,206,582
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Large Cap Value Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              AEROSPACE/DEFENSE (3.7% OF NET ASSETS)
     35,650   Boeing Co.                                                          $   1,521,898
     30,275   General Dynamics Corp.                                                  2,834,345
                                                                                  -------------
              TOTAL AEROSPACE/DEFENSE                                                 4,356,243
                                                                                  -------------
              AUTOMOTIVE (1.4%)
     28,250   Lear Corp.                                                              1,712,515*
                                                                                  -------------
              BANKING & FINANCIAL SERVICES (16.1%)
     28,950   American Express Co.                                                    1,417,102
     12,320   Bank of America Corp.                                                     991,637
     22,200   Bank One Corp.                                                          1,096,014
     90,067   Citigroup, Inc.                                                         4,331,322
     13,500   Federal National Mortgage Association                                     927,720
     14,150   Goldman Sachs Group, Inc.                                               1,365,475
     42,700   H&R Block, Inc.                                                         1,926,197+
     32,700   J.P. Morgan Chase & Co., Inc.                                           1,229,520
     16,000   Merrill Lynch & Company, Inc.                                             867,680
     27,290   Morgan Stanley                                                          1,402,433
     64,200   Wells Fargo & Co.                                                       3,624,732
                                                                                  -------------
              TOTAL BANKING & FINANCIAL SERVICES                                     19,179,832
                                                                                  -------------
              BEVERAGES, FOOD & TOBACCO (2.1%)
     94,200   Coca-Cola Enterprises, Inc.                                             2,543,400+
                                                                                  -------------
              CHEMICALS (4.4%)
     51,180   Air Products & Chemicals, Inc.                                          2,549,276
     36,900   Dow Chemical Co.                                                        1,464,561
     15,100   Du Pont (E.I.) de Nemours & Co.                                           648,545
     17,450   Praxair, Inc.                                                             637,797
                                                                                  -------------
              TOTAL CHEMICALS                                                         5,300,179
                                                                                  -------------
              COMMERCIAL SERVICES (1.8%)
     72,940   Ecolab, Inc.                                                            2,173,612
                                                                                  -------------
              COMPUTER SERVICES (1.2%)
     31,200   Dell, Inc.                                                              1,082,952*
     11,445   Novellus Systems, Inc.                                                    331,447*
                                                                                  -------------
              TOTAL COMPUTER SERVICES                                                 1,414,399
                                                                                  -------------
              COMPUTER SOFTWARE (3.2%)
    202,700   Oracle Corp.                                                            2,274,294*
    145,280   Siebel Systems, Inc.                                                    1,493,478*
                                                                                  -------------
              TOTAL COMPUTER SOFTWARE                                                 3,767,772
                                                                                  -------------
              ELECTRICAL EQUIPMENT (0.4%)
     25,950   Applied Materials, Inc.                                                   473,069*
                                                                                  -------------
              ELECTRONICS (3.1%)
     79,465   Intel Corp.                                                             2,044,634
     64,800   Texas Instruments, Inc.                                                 1,626,480
                                                                                  -------------
              TOTAL ELECTRONICS                                                       3,671,114
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              ENERGY & OIL SERVICES (14.2%)
     37,400   BJ Services Co.                                                     $   1,664,300*
    151,796   Exxon Mobil Corp.                                                       6,458,920
    106,100   Halliburton Co.                                                         3,161,780
     29,600   Peabody Energy Corp.                                                    1,387,944
     33,680   Schlumberger, Ltd.                                                      1,971,290
     81,904   Transocean, Inc.                                                        2,274,474*
                                                                                  -------------
              TOTAL ENERGY & OIL SERVICES                                            16,918,708
                                                                                  -------------
              ENTERTAINMENT & LEISURE (1.9%)
    117,250   Hasbro, Inc.                                                            2,214,853
                                                                                  -------------
              FOODS, HOTELS & RESTAURANTS (0.6%)
     24,355   McDonald's Corp.                                                          663,187
                                                                                  -------------
              HEAVY MACHINERY (1.5%)
     32,900   Smith International, Inc.                                               1,801,275*
                                                                                  -------------
              INDUSTRIAL--DIVERSIFIED (4.9%)
     11,180   Danaher Corp.                                                           1,034,374
    175,950   Tyco International, Ltd.                                                4,829,828
                                                                                  -------------
              TOTAL INDUSTRIAL--DIVERSIFIED                                           5,864,202
                                                                                  -------------
              INSURANCE (12.0%)
     20,380   AFLAC, Inc.                                                               860,647
     44,100   Allstate Corp.                                                          2,024,190
     78,950   American International Group, Inc.                                      5,656,768
     88,000   Aon Corp.                                                               2,293,280
     13,950   Hartford Financial Services Group                                         852,066
     58,200   Marsh & McLennan Companies, Inc.                                        2,624,820
                                                                                  -------------
              TOTAL INSURANCE                                                        14,311,771
                                                                                  -------------
              MEDIA--BROADCASTING & PUBLISHING (1.9%)
    133,100   Time Warner, Inc.                                                       2,238,742*
                                                                                  -------------
              METALS (7.3%)
    114,150   Alcoa, Inc.                                                             3,510,113
    108,000   Barrick Gold Corp.                                                      2,076,840+
     35,200   Rio Tinto PLC (ADR)                                                     3,153,920+
                                                                                  -------------
              TOTAL METALS                                                            8,740,873
                                                                                  -------------
              OFFICE EQUIPMENT & SUPPLIES (2.3%)
     42,980   Avery Dennison Corp.                                                    2,760,605
                                                                                  -------------
              OIL & GAS (1.0%)
     19,480   Sunoco, Inc.                                                            1,225,292
                                                                                  -------------
              PAPER & FOREST PRODUCTS (1.3%)
     25,600   Weyerhaeuser Co.                                                        1,515,520
                                                                                  -------------
              RETAIL (7.5%)
     59,970   Costco Wholesale Corp.                                                  2,245,877*
     51,200   Home Depot, Inc.                                                        1,801,728

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
              RETAIL (CONTINUED)
     73,400   Kohl's Corp.                                                        $   3,067,386*
     84,310   The Gap, Inc.                                                           1,855,663+
                                                                                  -------------
              TOTAL RETAIL                                                            8,970,654
                                                                                  -------------
              TELECOMMUNICATIONS (2.0%)
    130,650   Motorola, Inc.                                                          2,384,363
                                                                                  -------------
              TRANSPORTATION (2.8%)
     79,980   Norfolk Southern Corp.                                                  1,905,124
     25,365   Union Pacific Corp.                                                     1,494,759
                                                                                  -------------
              TOTAL TRANSPORTATION                                                    3,399,883
                                                                                  -------------
              TOTAL COMMON STOCK (COST: $97,012,949) (98.6%)                        117,602,063
                                                                                  -------------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
$   101,971   Bank of America, 1.05%, due 05/03/04                                      101,971**
      8,804   Bank of Montreal, 1.02%, due 05/21/04                                       8,804**
    305,912   Bank of Nova Scotia, 1.04%, due 07/06/04                                  305,912**
    101,971   Bank of Scotland, 1.08%, due 07/29/04                                     101,971**
    101,971   Bear Stearns & Co., 1.135%, due 06/10/04                                  101,971**
    193,744   BGI Prime Money Market Fund, 1.016%, due 05/03/04                         193,744**
    407,883   BNP Paribas, 1.01%, due 05/05/04                                          407,883**
    254,927   BNP Paribas, 1.01%, due 05/18/04                                          254,927**
    203,941   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                  203,941**
    203,941   Citigroup, Inc., 1.03%, due 06/14/04                                      203,941**
    560,839   Citigroup, Inc., 1.035%, due 06/24/04                                     560,839**
     61,182   Credit Agricole Indosuez, 1%, due 05/07/04                                 61,182**
    152,956   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                     152,956**
    356,430   Delaware Funding Corp., 1.031%, due 05/24/04                              356,430**
    203,941   Den Danske Bank, 1.02%, due 05/18/04                                      203,941**
    152,956   Den Danske Bank, 1.02%, due 05/20/04                                      152,956**
     50,985   Deutsche Bank, 1.05%, due 10/12/04                                         50,985**
    152,956   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                   152,956**
    101,971   Fleet National Bank, 1%, due 07/21/04                                     101,971**
    556,476   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04            556,476
    254,416   Jupiter Securitization Corp., 1.031%, due 05/26/04                        254,416**
     50,985   Jupiter Securitization Corp., 1.031%, due 05/28/04                         50,985**
    263,089   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04            263,089**
  1,325,618   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                  1,325,618**
    305,912   Royal Bank of Canada, 1.05%, due 07/08/04                                 305,912**
    122,365   Royal Bank of Scotland, 1.05%, due 07/07/04                               122,365**
    407,883   Royal Bank of Scotland, 1.05%, due 07/15/04                               407,883**
    254,927   Sheffiled Receivables Corp., 1.031%, due 05/07/04                         254,927**
    509,853   Toronto Dominion Bank, 1.09%, due 08/02/04                                509,853**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------
$   101,971   Wells Fargo & Co., 1.02%, due 05/14/04                              $     101,971**
              TOTAL SHORT-TERM INVESTMENTS (COST: $7,832,776) (6.6%)                  7,832,776
                                                                                  -------------
              TOTAL INVESTMENTS (COST: $104,845,725) (105.2%)                       125,434,839
              LIABILITIES IN EXCESS OF OTHER ASSETS (- 5.2%)                         (6,206,156)
                                                                                  -------------
              NET ASSETS (100.0%)                                                 $ 119,228,683
                                                                                  =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

US EQUITIES

TCW Galileo Opportunity Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               ADVERTISING (0.5% OF NET ASSETS)
      38,200   DoubleClick, Inc.                                                                  $       308,274*
                                                                                                  ---------------
               BANKING & FINANCIAL SERVICES (6.8%)
      14,600   Accredited Home Lenders Holding Co.                                                        423,254*
      55,100   Bank Mutual Corp.                                                                          581,856
      14,000   Boston Private Financial Holdings, Inc.                                                    326,200
      30,200   Crescent Real Estate Equities Co.                                                          467,194
      48,700   Equity Inns, Inc.                                                                          399,340
      13,300   Friedman, Billings, Ramsey Group, Inc.                                                     246,050
      16,000   Impac Mortgage Holdings, Inc.                                                              300,960
      41,800   Instinet Group, Inc.                                                                       272,954*
      10,200   Local Financial Corp.                                                                      222,258*
      19,700   NetBank, Inc.                                                                              212,563
       3,900   Northrim BanCorp, Inc.                                                                      84,587
      12,500   South Financial Group, Inc.                                                                346,250
                                                                                                  ---------------
               TOTAL BANKING & FINANCIAL SERVICES                                                       3,883,466
                                                                                                  ---------------
               BEVERAGES, FOOD & TOBACCO (3.0%)
      50,900   Interstate Bakeries Corp.                                                                  575,170
      35,900   Tasty Baking Co.                                                                           335,665
      61,000   Wild Oats Markets, Inc.                                                                    841,800*
                                                                                                  ---------------
               TOTAL BEVERAGES, FOOD & TOBACCO                                                          1,752,635
                                                                                                  ---------------
               CHEMICALS (6.8%)
      81,200   Agrium, Inc.                                                                             1,010,128
       5,800   Ashland, Inc.                                                                              277,820
     148,500   Calgon Carbon Corp.                                                                        892,485
      15,300   Georgia Gulf Corp.                                                                         487,458
      14,900   Potash Corp. of Saskatchewan, Inc.                                                       1,213,754+
                                                                                                  ---------------
               TOTAL CHEMICALS                                                                          3,881,645
                                                                                                  ---------------
               COMMERCIAL SERVICES (3.0%)
      45,300   Ikon Office Solutions, Inc.                                                                504,189
      39,700   Input/Output, Inc.                                                                         313,233*
      95,400   Wind River Systems, Inc.                                                                   892,944*
                                                                                                  ---------------
               TOTAL COMMERCIAL SERVICES                                                                1,710,366
                                                                                                  ---------------
               COMPUTER SERVICES (2.7%)
      51,400   Maxtor Corp.                                                                               334,614*
     169,400   Solectron Corp.                                                                            830,060*
      11,000   Tech Data Corp.                                                                            374,000*
                                                                                                  ---------------
               TOTAL COMPUTER SERVICES                                                                  1,538,674
                                                                                                  ---------------
               COMPUTER SOFTWARE (4.1%)
      36,500   Echelon Corp.                                                                              397,850*+
       6,550   Evans & Sutherland Computer Corp.                                                           32,815*
      61,700   NetIQ Corp.                                                                                793,462*
      18,500   Take-Two Interactive Software, Inc.                                                        534,465*+
      33,600   THQ, Inc.                                                                                  622,944*+
                                                                                                  ---------------
               TOTAL COMPUTER SOFTWARE                                                                  2,381,536
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  April 30, 2004

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES (2.2%)
      42,000   Avista Corp.                                                                       $       709,800
     128,100   Calpine Corp.                                                                              555,954*+
                                                                                                  ---------------
               TOTAL ELECTRIC UTILITIES                                                                 1,265,754
                                                                                                  ---------------
               ELECTRICAL EQUIPMENT (2.0%)
      42,900   FuelCell Energy, Inc.                                                                      706,992*+
      48,100   GrafTech International, Ltd.                                                               426,647*
                                                                                                  ---------------
               TOTAL ELECTRICAL EQUIPMENT                                                               1,133,639
                                                                                                  ---------------
               ELECTRONICS (3.3%)
      49,300   Adaptec, Inc.                                                                              385,526*
      12,400   Chartered Semiconductor Manufacturing, Ltd. (ADR)                                          107,136*+
      17,000   Fairchild Semiconductor International, Inc.                                                330,990*
      11,900   Herley Industries, Inc.                                                                    248,115*
      47,700   Hypercom Corp.                                                                             319,590*
      27,200   Nanometrics, Inc.                                                                          321,776*+
       5,300   Tektronix, Inc.                                                                            156,880
                                                                                                  ---------------
               TOTAL ELECTRONICS                                                                        1,870,013
                                                                                                  ---------------
               ENERGY & OIL SERVICES (4.1%)
      28,500   Key Energy Services, Inc.                                                                  303,810*
      38,600   Oceaneering International, Inc.                                                          1,080,800*
      28,400   Pride International, Inc.                                                                  479,108*+
      24,600   Varco International, Inc.                                                                  508,974*+
                                                                                                  ---------------
               TOTAL ENERGY & OIL SERVICES                                                              2,372,692
                                                                                                  ---------------
               HEALTHCARE (9.9%)
     131,800   Eclipsys Corp.                                                                           1,859,698*+
      46,000   Human Genome Sciences, Inc.                                                                561,200*
       7,800   Kindred Healthcare, Inc.                                                                   382,044*
      15,600   Manor Care, Inc.                                                                           506,064
      42,000   Province Healthcare Co.                                                                    671,580*
      22,100   Sierra Health Services, Inc.                                                               821,015*+
      24,900   United Surgical Partners, Inc.                                                             901,878*
                                                                                                  ---------------
               TOTAL HEALTHCARE                                                                         5,703,479
                                                                                                  ---------------
               HEAVY MACHINERY (0.5%)
      19,100   Grant Prideco, Inc.                                                                        291,275*
                                                                                                  ---------------
               INDUSTRIAL--DIVERSIFIED (4.3%)
      44,100   AGCO Corp.                                                                                 848,925*+
      52,500   Lindsay Manufacturing Co.                                                                1,241,625
      39,100   Mattson Technology, Inc.                                                                   382,398*
                                                                                                  ---------------
               TOTAL INDUSTRIAL--DIVERSIFIED                                                            2,472,948
                                                                                                  ---------------
               INSURANCE (4.1%)
       5,300   First American Corp.                                                                       143,736+
       5,300   Max Reinsurance Capital, Ltd.                                                              116,600

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               INSURANCE (CONTINUED)
      59,800   Phoenix Companies, Inc.                                                            $       757,666+
      11,600   The PMI Group, Inc.                                                                        499,148+
       5,600   Triad Guaranty, Inc.                                                                       306,320*
      12,100   WellChoice, Inc.                                                                           513,040*+
                                                                                                  ---------------
               TOTAL INSURANCE                                                                          2,336,510
                                                                                                  ---------------
               MACHINERY (1.5%)
      28,524   Brooks Automation, Inc.                                                                    474,639*
      15,500   Joy Global, Inc.                                                                           406,875
                                                                                                  ---------------
               TOTAL MACHINERY                                                                            881,514
                                                                                                  ---------------
               MEDIA--BROADCASTING & PUBLISHING (3.6%)
      29,100   4 Kids Entertainment, Inc.                                                                 635,835*
      21,600   Readers Digest Association, Inc.                                                           309,528
      67,300   Spanish Broadcasting System, Inc.                                                          654,156*
      18,200   Thomas Nelson, Inc.                                                                        476,112
                                                                                                  ---------------
               TOTAL MEDIA--BROADCASTING & PUBLISHING                                                   2,075,631
                                                                                                  ---------------
               MEDICAL SUPPLIES (4.5%)
      18,400   American Medical Systems Holdings, Inc.                                                    477,664*
      26,200   Andrx Corp.                                                                                599,456*
      19,700   CYTYC Corp.                                                                                421,580*
      55,100   Exact Sciences Corp.                                                                       374,680*
      50,600   Thoratec Corp.                                                                             688,666*+
                                                                                                  ---------------
               TOTAL MEDICAL SUPPLIES                                                                   2,562,046
                                                                                                  ---------------
               METALS (5.8%)
      49,100   Allegheny Technologies, Inc.                                                               501,802
       9,050   Alliant Techsystems, Inc.                                                                  536,575*+
      12,800   IPSCO, Inc.                                                                                230,400
      32,300   Lone Star Technologies, Inc.                                                               662,150*
       4,300   Phelps Dodge Corp.                                                                         283,069*
      39,600   Shaw Group, Inc.                                                                           475,200*+
       8,600   United States Steel Corp.                                                                  246,218+
      53,700   USEC, Inc.                                                                                 369,456
                                                                                                  ---------------
               TOTAL METALS                                                                             3,304,870
                                                                                                  ---------------
               OIL & GAS (2.0%)
      26,900   Rowan Companies, Inc.                                                                      599,870*
      36,100   Vintage Petroleum, Inc.                                                                    544,027
                                                                                                  ---------------
               TOTAL OIL & GAS                                                                          1,143,897
                                                                                                  ---------------
               PAPER & FOREST PRODUCTS (1.5%)
      36,200   Buckeye Technologies, Inc.                                                                 380,100*
      27,700   Smurfit-Stone Container Corp.                                                              476,163
                                                                                                  ---------------
               TOTAL PAPER & FOREST PRODUCTS                                                              856,263
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (1.8%)
      19,700   Arena Pharmaceuticals, Inc.                                                        $       118,791*+
      35,000   QLT, Inc.                                                                                  943,950*+
                                                                                                  ---------------
               TOTAL PHARMACEUTICALS                                                                    1,062,741
                                                                                                  ---------------
               REAL ESTATE (1.0%)
      14,800   American Financial Realty Trust (REIT)                                                     219,040
      12,200   Koger Equity, Inc. (REIT)                                                                  255,590
      11,400   Sunset Financial Resources, Inc. (REIT)                                                    126,426*
                                                                                                  ---------------
               TOTAL REAL ESTATE                                                                          601,056
                                                                                                  ---------------
               RESTAURANTS (0.5%)
      12,800   Darden Restaurants, Inc.                                                                   290,048
                                                                                                  ---------------
               RETAIL (4.9%)
      10,300   BJ's Wholesale Club, Inc.                                                                  249,569*
      17,800   Borders Group, Inc.                                                                        426,666
      23,600   Claire's Stores, Inc.                                                                      480,968
      12,500   Oshkosh B'Gosh, Inc.                                                                       289,000
      21,400   The Bon-Ton Stores, Inc.                                                                   275,418
      36,600   Too, Inc.                                                                                  641,964*+
      28,400   Toys 'R' Us, Inc.                                                                          438,780*+
       1,000   Trans World Entertainment Corp.                                                             10,380*+
                                                                                                  ---------------
               TOTAL RETAIL                                                                             2,812,745
                                                                                                  ---------------
               TELECOMMUNICATIONS (1.4%)
      86,812   CIENA Corp.                                                                                359,402*
      34,300   Nextel Partners, Inc.                                                                      457,905*+
                                                                                                  ---------------
               TOTAL TELECOMMUNICATIONS                                                                   817,307
                                                                                                  ---------------
               TEXTILES, CLOTHING & FABRICS (2.2%)
      34,600   Interface, Inc., Class A                                                                   295,138*
      49,400   Warnaco Group, Inc.                                                                        945,022*
                                                                                                  ---------------
               TOTAL TEXTILES, CLOTHING & FABRICS                                                       1,240,160
                                                                                                  ---------------
               TRANSPORTATION (3.6%)
      20,800   Kirby Corp.                                                                                717,600*
      16,600   USF Corp.                                                                                  551,950
       9,200   Vitran Corp., Inc.                                                                         137,080*
      40,300   Wabtec Corp.                                                                               656,890
                                                                                                  ---------------
               TOTAL TRANSPORTATION                                                                     2,063,520
                                                                                                  ---------------
               UTILITIES (0.4%)
       7,300   Arch Coal, Inc.                                                                            223,453+
                                                                                                  ---------------
               TOTAL COMMON STOCK (COST: $42,796,132) (92.0%)                                          52,838,157
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
  AMOUNT       SHORT-TERM INVESTMENTS                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
$    165,498   Bank of America, 1.05%, due 05/03/04                                               $       165,498**
      14,289   Bank of Montreal, 1.02%, due 05/21/04                                                       14,289**
     496,493   Bank of Nova Scotia, 1.04%, due 07/06/04                                                   496,493**
     165,498   Bank of Scotland, 1.08%, due 07/29/04                                                      165,498**
     165,498   Bear Stearns & Co., 1.135%, due 06/10/04                                                   165,498**
     314,446   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                          314,446**
     661,991   BNP Paribas, 1.01%, due 05/05/04                                                           661,991**
     413,744   BNP Paribas, 1.01%, due 05/18/04                                                           413,744**
     330,995   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                   330,995**
     330,995   Citigroup, Inc., 1.03%, due 06/14/04                                                       330,995**
     910,237   Citigroup, Inc., 1.035%, due 06/24/04                                                      910,237**
      99,299   Credit Agricole Indosuez, 1%, due 05/07/04                                                  99,299**
     248,246   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                      248,246**
     578,484   Delaware Funding Corp., 1.031%, due 05/24/04                                               578,484**
     330,995   Den Danske Bank, 1.02%, due 05/18/04                                                       330,995**
     248,247   Den Danske Bank, 1.02%, due 05/20/04                                                       248,247**
      82,749   Deutsche Bank, 1.05%, due 10/12/04                                                          82,749**
     248,247   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                    248,247**
     165,498   Fleet National Bank, 1%, due 07/21/04                                                      165,498**
   5,216,588   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                           5,216,588
     412,916   Jupiter Securitization Corp., 1.031%, due 05/26/04                                         412,916**
      82,749   Jupiter Securitization Corp., 1.031%, due 05/28/04                                          82,749**
     426,992   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                             426,992**
   2,151,471   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                   2,151,471**
     496,493   Royal Bank of Canada, 1.05%, due 07/08/04                                                  496,493**
     198,598   Royal Bank of Scotland, 1.05%, due 07/07/04                                                198,598**
     661,991   Royal Bank of Scotland, 1.05%, due 07/15/04                                                661,991**
     413,744   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                          413,744**
     827,489   Toronto Dominion Bank, 1.09%, due 08/02/04                                                 827,489**
     165,498   Wells Fargo & Co., 1.02%, due 05/14/04                                                     165,498**
                                                                                                  ---------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $17,025,978) (29.7%)                                17,025,978
                                                                                                  ---------------

               TOTAL INVESTMENTS (COST: $59,822,110) (121.7%)                                          69,864,135
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 21.7%)                                        (12,442,421)
                                                                                                  ---------------
               NET ASSETS (100.0%)                                                                $    57,421,714
                                                                                                  ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
REIT - REAL ESTATE INVESTMENT TRUST
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Select Equities Fund

Schedule of Investments (Unaudited)                               April 30, 2004

NUMBER OF
  SHARES       COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               AUTOMOTIVE (2.3% OF NET ASSETS)
   1,276,300   Harley-Davidson, Inc.                                                              $    71,881,216+
                                                                                                  ---------------
               BANKING & FINANCIAL SERVICES (2.7%)
   8,383,735   Schwab (Charles) Corp.                                                                  86,268,633
                                                                                                  ---------------
               BIOLOGICAL PRODUCTS (3.8%)
   2,183,918   Amgen, Inc.                                                                            122,889,066*+
                                                                                                  ---------------
               COMPUTER SERVICES (16.1%)
   3,596,295   Cisco Systems, Inc.                                                                     75,054,677*
   3,251,125   Dell, Inc.                                                                             112,846,549*
   7,491,450   Network Appliance, Inc.                                                                139,490,799*
   3,735,535   Yahoo!, Inc.                                                                           188,495,096*+
                                                                                                  ---------------
               TOTAL COMPUTER SERVICES                                                                515,887,121
                                                                                                  ---------------
               EDUCATION (2.4%)
     850,900   Apollo Group, Inc.                                                                      77,329,792*
                                                                                                  ---------------
               ELECTRICAL EQUIPMENT (4.5%)
   4,985,458   Applied Materials, Inc.                                                                 90,884,899*+
   1,809,175   General Electric Co.                                                                    54,184,791
                                                                                                  ---------------
               TOTAL ELECTRICAL EQUIPMENT                                                             145,069,690
                                                                                                  ---------------
               ELECTRONICS (11.3%)
   3,013,564   Intel Corp.                                                                             77,539,002
   3,519,682   Maxim Integrated Products, Inc.                                                        161,870,175
   3,682,586   XILINX, Inc.                                                                           123,845,367*
                                                                                                  ---------------
               TOTAL ELECTRONICS                                                                      363,254,544
                                                                                                  ---------------
               FOOD RETAILERS (3.1%)
   2,568,660   Starbucks Corp.                                                                         99,818,128*+
                                                                                                  ---------------
               HEALTHCARE (7.6%)
   1,981,168   Genentech, Inc.                                                                        243,287,430*+
                                                                                                  ---------------
               INSURANCE (14.2%)
   2,296,766   AFLAC, Inc.                                                                             96,992,428
     918,153   American International Group, Inc.                                                      65,785,663
   3,335,852   Progressive Corp.                                                                      291,953,767
                                                                                                  ---------------
               TOTAL INSURANCE                                                                        454,731,858
                                                                                                  ---------------
               MEDIA--BROADCASTING & PUBLISHING (5.6%)
     934,154   Pixar, Inc.                                                                             63,802,718*+
   4,762,801   XM Satellite Radio Holdings, Inc.                                                      114,116,712*+
                                                                                                  ---------------
               TOTAL MEDIA--BROADCASTING & PUBLISHING                                                 177,919,430
                                                                                                  ---------------
               PHARMACEUTICALS (3.1%)
   1,357,275   Lilly (Eli) & Co.                                                                      100,180,468+
                                                                                                  ---------------
               RETAIL (17.5%)
   5,189,968   Amazon.com, Inc.                                                                       225,556,009*+
   2,415,414   eBay, Inc.                                                                             192,798,346*
   2,032,173   Walgreen Co.                                                                            70,069,325

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               RETAIL (CONTINUED)
   1,293,987   Wal-Mart Stores, Inc.                                                              $    73,757,259
                                                                                                  ---------------
               TOTAL RETAIL                                                                           562,180,939
                                                                                                  ---------------
               TELECOMMUNICATIONS (3.9%)
   1,981,348   Qualcomm, Inc.                                                                         123,754,996
                                                                                                  ---------------
               TOTAL COMMON STOCK (COST: $2,606,912,042) (98.1%)                                    3,144,453,311
                                                                                                  ---------------

   PRINCIPAL
    AMOUNT                 SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
$  4,893,954   Bank of America, 1.05%, due 05/03/04                                                     4,893,954**
     422,536   Bank of Montreal, 1.02%, due 05/21/04                                                      422,536**
  14,681,861   Bank of Nova Scotia, 1.04%, due 07/06/04                                                14,681,861**
   4,893,954   Bank of Scotland, 1.08%, due 07/29/04                                                    4,893,954**
   4,893,954   Bear Stearns & Co., 1.135%, due 06/10/04                                                 4,893,954**
   9,298,512   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                        9,298,512**
  19,575,814   BNP Paribas, 1.01%, due 05/05/04                                                        19,575,814**
  12,234,884   BNP Paribas, 1.01%, due 05/18/04                                                        12,234,884**
   9,787,907   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                 9,787,907**
   9,787,907   Citigroup, Inc., 1.03%, due 06/14/04                                                     9,787,907**
  26,916,745   Citigroup, Inc., 1.035%, due 06/24/04                                                   26,916,745**
   2,936,372   Credit Agricole Indosuez, 1%, due 05/07/04                                               2,936,372**
   7,340,930   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                    7,340,930**
  17,106,434   Delaware Funding Corp., 1.031%, due 05/24/04                                            17,106,434**
   9,787,907   Den Danske Bank, 1.02%, due 05/18/04                                                     9,787,907**
   7,340,930   Den Danske Bank, 1.02%, due 05/20/04                                                     7,340,930**
   2,446,977   Deutsche Bank, 1.05%, due 10/12/04                                                       2,446,977**
   7,340,930   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                  7,340,930**
   4,893,954   Fleet National Bank, 1%, due 07/21/04                                                    4,893,954**
  76,414,037   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                          76,414,037
  12,210,380   Jupiter Securitization Corp., 1.031%, due 05/26/04                                      12,210,380**
   2,446,977   Jupiter Securitization Corp., 1.031%, due 05/28/04                                       2,446,977**
  12,626,629   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                          12,626,629**
  63,621,396   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                  63,621,396**
  14,681,861   Royal Bank of Canada, 1.05%, due 07/08/04                                               14,681,861**
   5,872,744   Royal Bank of Scotland, 1.05%, due 07/07/04                                              5,872,744**
  19,575,814   Royal Bank of Scotland, 1.05%, due 07/15/04                                             19,575,814**
  12,234,884   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                       12,234,884**
  24,469,768   Toronto Dominion Bank, 1.09%, due 08/02/04                                              24,469,768**
   4,893,953   Wells Fargo & Co., 1.02%, due 05/14/04                                                   4,893,953**
                                                                                                  ---------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $425,630,905) (13.3%)                              425,630,905
                                                                                                  ---------------
               TOTAL INVESTMENTS (COST: $3,032,542,947) (111.4%)                                    3,570,084,216
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 11.4%)                                       (365,398,098)
                                                                                                  ---------------
               NET ASSETS (100.0%)                                                                $ 3,204,686,118
                                                                                                  ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
 * NON-INCOME PRODUCING.
** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
 + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Small Cap Growth Fund

Schedule of Investments (Unaudited)                               April 30, 2004

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               ADVERTISING (3.2% OF NET ASSETS)
      77,900   Monster Worldwide, Inc.                                                            $     1,995,019*
     134,000   ValueClick, Inc.                                                                         1,388,240*
     163,350   Ventiv Health, Inc.                                                                      2,298,334*+
                                                                                                  ---------------
               TOTAL ADVERTISING                                                                        5,681,593
                                                                                                  ---------------
               AUTOMOTIVE (0.5%)
      53,800   LKQ Corp.                                                                                  955,488*
                                                                                                  ---------------
               BANKING & FINANCIAL SERVICES (1.5%)
      52,100   SEI Investments Co.                                                                      1,537,992
       9,400   Signature Bank                                                                             221,182*
      39,940   Wilshire State Bank Corp.                                                                  954,167*
                                                                                                  ---------------
               TOTAL BANKING & FINANCIAL SERVICES                                                       2,713,341
                                                                                                  ---------------
               BEVERAGES, FOOD & TOBACCO (2.6%)
      49,500   John B. Sanfilippo & Son, Inc.                                                           1,552,815*
      86,200   Peet's Coffee & Tea, Inc.                                                                1,882,522*+
      93,500   Wild Oats Markets, Inc.                                                                  1,290,300*
                                                                                                  ---------------
               TOTAL BEVERAGES, FOOD & TOBACCO                                                          4,725,637
                                                                                                  ---------------
               COMMERCIAL SERVICES (10.6%)
      53,800   Advisory Board Co.                                                                       1,862,018*
      66,600   Alliance Data Systems Corp.                                                              2,315,682*
     158,725   Corporate Executive Board Co.                                                            8,198,146
      59,700   Gen-Probe, Inc.                                                                          1,990,398*
      45,380   Resources Connection, Inc.                                                               1,829,268*
      22,900   Strayer Education, Inc.                                                                  2,861,813
                                                                                                  ---------------
               TOTAL COMMERCIAL SERVICES                                                               19,057,325
                                                                                                  ---------------
               COMMUNICATIONS (1.5%)
     112,340   Arris Group, Inc.                                                                          671,793*
     137,800   Inet Technologies, Inc.                                                                  1,357,330*
     229,380   Stratex Networks, Inc.                                                                     750,073*
                                                                                                  ---------------
               TOTAL COMMUNICATIONS                                                                     2,779,196
                                                                                                  ---------------
               COMPUTER SERVICES (11.2%)
      67,690   Altiris, Inc.                                                                            1,712,557*+
     152,800   Ask Jeeves, Inc.                                                                         5,419,816*+
      59,500   CheckFree Corp.                                                                          1,787,380*+
      65,700   Cognizant Technology Solutions Corp.                                                     2,842,182*
      74,900   eSPEED, Inc.                                                                             1,318,240*
      30,600   F5 Networks, Inc.                                                                          777,240*
      46,700   InfoSpace, Inc.                                                                          1,526,623*
      64,800   iPass, Inc.                                                                                686,880*
      56,600   Mercury Interactive Corp.                                                                2,408,330*
      76,800   WebEx Communications, Inc.                                                               1,723,392*+
                                                                                                  ---------------
               TOTAL COMPUTER SERVICES                                                                 20,202,640
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               COMPUTER SOFTWARE (7.1%)
      36,825   Ascential Software Corp.                                                           $       626,025*
      56,990   Callidus Software, Inc.                                                                    411,468*
      63,400   Magma Design Automation, Inc.                                                            1,181,776*+
     175,800   Quest Software, Inc.                                                                     1,977,750*
     121,200   Red Hat, Inc.                                                                            2,752,452*
     192,207   Retek, Inc.                                                                              1,341,605*
     172,300   Siebel Systems, Inc.                                                                     1,771,244*
     225,400   TIBCO Software, Inc.                                                                     1,690,500*
      37,750   Verint Systems, Inc.                                                                     1,013,965*
       3,030   Versata, Inc.                                                                                5,757*
                                                                                                  ---------------
               TOTAL COMPUTER SOFTWARE                                                                 12,772,542
                                                                                                  ---------------
               ELECTRICAL EQUIPMENT (1.1%)
      58,000   Varian Semiconductor Equipment Associates, Inc.                                          1,888,480*
                                                                                                  ---------------
               ELECTRONICS (13.0%)
      75,000   Actel Corp.                                                                              1,494,000*
     544,430   Bookham Technology PLC (ADR)                                                               756,758*+
      46,100   Cymer, Inc.                                                                              1,474,278*+
      98,040   Intersil Corp.                                                                           1,936,290
      96,500   Marvell Technology Group, Ltd.                                                           3,737,445*+
      55,500   Maxim Integrated Products, Inc.                                                          2,552,445
      49,605   Micrel, Inc.                                                                               606,173*
      70,900   MKS Instruments, Inc.                                                                    1,362,698*
      62,300   Mykrolis Corp.                                                                             906,465*
      97,300   PLX Technology, Inc.                                                                     1,262,954*
     122,800   PMC-Sierra, Inc.                                                                         1,492,020*+
      58,800   Power Integrations, Inc.                                                                 1,448,244*+
      48,200   Semtech Corp.                                                                            1,013,164*
      27,300   Silicon Laboratories, Inc.                                                               1,287,195*+
     142,135   Xicor, Inc.                                                                              2,082,278*
                                                                                                  ---------------
               TOTAL ELECTRONICS                                                                       23,412,407
                                                                                                  ---------------
               ENTERTAINMENT & LEISURE (3.3%)
     117,300   K2, Inc.                                                                                 1,719,618*
     125,500   Macrovision Corp.                                                                        2,113,420*
      89,002   Marvel Enterprises, Inc.                                                                 1,690,148*+
     138,300   NTN Communications, Inc.                                                                   380,325*
                                                                                                  ---------------
               TOTAL ENTERTAINMENT & LEISURE                                                            5,903,511
                                                                                                  ---------------
               FINANCIAL SERVICES (1.7%)
      89,600   CapitalSource, Inc.                                                                      1,886,976*+
      40,700   The First Marblehead Corp.                                                               1,207,162*
                                                                                                  ---------------
               TOTAL FINANCIAL SERVICES                                                                 3,094,138
                                                                                                  ---------------
               HEALTHCARE (1.2%)
      73,000   Affymetrix, Inc.                                                                         2,230,880*+
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               INDUSTRIAL--DIVERSIFIED (1.1%)
      70,000   MSC Industrial Direct Co.                                                          $     2,006,200
                                                                                                  ---------------
               MEDIA--BROADCASTING & PUBLISHING (7.6%)
      81,300   Cox Radio, Inc.                                                                          1,683,723*
      25,500   Entercom Communications Corp.                                                            1,162,800*
     122,100   Radio One, Inc.                                                                          2,329,668*
     162,200   Radio One, Inc., Class D                                                                 3,075,312*
      44,500   Univision Communications, Inc.                                                           1,506,325*
     134,900   Westwood One, Inc.                                                                       3,984,946*
                                                                                                  ---------------
               TOTAL MEDIA--BROADCASTING & PUBLISHING                                                  13,742,774
                                                                                                  ---------------
               MEDICAL SUPPLIES (5.5%)
      27,420   Advanced Neuromodulation Systems, Inc.                                                     747,195*
      70,500   Conceptus, Inc.                                                                            810,750*+
      58,955   Cyberonics, Inc.                                                                         1,396,644*+
      53,860   Given Imaging, Ltd.                                                                      1,952,425*+
      38,832   Inamed Corp.                                                                             2,284,875*
      41,235   Ventana Medical Systems, Inc.                                                            2,040,720*
     232,070   ViroLogic, Inc.                                                                            675,324*
                                                                                                  ---------------
               TOTAL MEDICAL SUPPLIES                                                                   9,907,933
                                                                                                  ---------------
               PHARMACEUTICALS (10.9%)
      79,175   AtheroGenics, Inc.                                                                       1,870,114*+
      64,290   Caremark Rx, Inc.                                                                        2,176,217*
      52,900   Connetics Corp.                                                                          1,028,905*
      64,660   Corgentech, Inc.                                                                         1,195,563*
      15,400   Cytokinetics, Inc.                                                                         250,404*
       5,900   Eyetech Pharmaceuticals, Inc.                                                              210,925*+
      59,800   MGI Pharma, Inc.                                                                         3,696,836*+
      90,300   Nektar Therapeutics                                                                      1,828,575*+
      67,470   Onyx Pharmaceuticals, Inc.                                                               3,327,620*
      76,700   Pharmion Corp.                                                                           1,649,817*+
     102,100   Vicuron Pharmaceuticals, Inc.                                                            2,328,901*
                                                                                                  ---------------
               TOTAL PHARMACEUTICALS                                                                   19,563,877
                                                                                                  ---------------
               RETAIL (6.6%)
      70,166   99 Cents Only Stores                                                                     1,386,480*+
     183,235   Casual Male Retail Group, Inc.                                                           1,786,541*+
      70,750   Cost Plus, Inc.                                                                          2,561,150*
      61,200   Netflix.com, Inc.                                                                        1,547,748*+
     103,900   Petsmart, Inc.                                                                           2,878,030+
      51,700   Williams-Sonoma, Inc.                                                                    1,679,216*+
                                                                                                  ---------------
               TOTAL RETAIL                                                                            11,839,165
                                                                                                  ---------------
               TELECOMMUNICATIONS (8.0%)
      68,900   Andrew Corp.                                                                             1,167,855*
     108,210   McData Corp.                                                                               576,759*+
     334,245   Mindspeed Technologies, Inc.                                                             1,718,019*
      76,400   Network Equipment Technologies, Inc.                                                       653,220*
     121,455   Polycom, Inc.                                                                            2,317,361*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES       COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS (CONTINUED)
      51,600   Research In Motion, Ltd.                                                           $     4,476,816*
     153,700   Time Warner Telecom, Inc.                                                                  584,060*
     139,550   Western Wireless Corp.                                                                   2,905,431*
                                                                                                  ---------------
               TOTAL TELECOMMUNICATIONS                                                                14,399,521
                                                                                                  ---------------
               TEXTILES, CLOTHING & FABRICS (0.6%)
      60,900   Warnaco Group, Inc.                                                                      1,165,017*
                                                                                                  ---------------
               TOTAL COMMON STOCK (COST: $127,331,309) (98.8%)                                        178,041,665
                                                                                                  ---------------

 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
$    599,811   Bank of America, 1.05%, due 05/03/04                                                       599,811**
      51,787   Bank of Montreal, 1.02%, due 05/21/04                                                       51,787**
   1,799,430   Bank of Nova Scotia, 1.04%, due 07/06/04                                                 1,799,430**
     599,810   Bank of Scotland, 1.08%, due 07/29/04                                                      599,810**
     599,810   Bear Stearns & Co., 1.135%, due 06/10/04                                                   599,810**
   1,139,639   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                        1,139,639**
   2,399,240   BNP Paribas, 1.01%, due 05/05/04                                                         2,399,240**
   1,499,525   BNP Paribas, 1.01%, due 05/18/04                                                         1,499,525**
   1,199,620   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                 1,199,620**
   1,199,620   Citigroup, Inc., 1.03%, due 06/14/04                                                     1,199,620**
   3,298,956   Citigroup, Inc., 1.035%, due 06/24/04                                                    3,298,956**
     359,886   Credit Agricole Indosuez, 1%, due 05/07/04                                                 359,886**
     899,715   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                      899,715**
   2,096,589   Delaware Funding Corp., 1.031%, due 05/24/04                                             2,096,589**
     119,620   Den Danske Bank, 1.02%, due 05/18/04                                                     1,199,620**
     899,715   Den Danske Bank, 1.02%, due 05/20/04                                                       899,715**
     299,905   Deutsche Bank, 1.05%, due 10/12/04                                                         299,905**
     899,715   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                    899,715**
     599,810   Fleet National Bank, 1%, due 07/21/04                                                      599,810**
   3,177,304   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                           3,177,304
   1,496,522   Jupiter Securitization Corp., 1.031%, due 05/26/04                                       1,496,522**
     299,905   Jupiter Securitization Corp., 1.031%, due 05/28/04                                         299,905**
   1,547,538   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                           1,547,538**
   7,797,530   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                   7,797,530**
   1,799,430   Royal Bank of Canada, 1.05%, due 07/08/04                                                1,799,430**
     719,772   Royal Bank of Scotland, 1.05%, due 07/07/04                                                719,772**
   2,399,240   Royal Bank of Scotland, 1.05%, due 07/15/04                                              2,399,240**
   1,499,525   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                        1,499,525**
   2,999,050   Toronto Dominion Bank, 1.09%, due 08/02/04                                               2,999,050**
     599,810   Wells Fargo & Co., 1.02%, due 05/14/04                                                     599,810**
                                                                                                  ---------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $45,977,829) (25.5%)                                45,977,829
                                                                                                  ---------------
               TOTAL INVESTMENTS (COST: $173,309,138) (124.3%)                                        224,019,494
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 24.3%)                                        (43,850,965)
                                                                                                  ---------------
               NET ASSETS (100.0%)                                                                $   180,168,529
                                                                                                  ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
 * NON-INCOME PRODUCING.
** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
 + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Technology Fund

Schedule of Investments (Unaudited)                               April 30, 2004

 NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               COMMON STOCK

               ADVERTISING (1.1% OF NET ASSETS)
       1,405   DoubleClick, Inc.                                                                  $        11,338*
                                                                                                  ---------------
               COMMUNICATIONS (0.7%)
         460   McData Corp., Class A                                                                        2,452*
       1,540   Stratex Networks, Inc.                                                                       5,036*
                                                                                                  ---------------
               TOTAL COMMUNICATIONS                                                                         7,488
                                                                                                  ---------------
               COMPUTER SERVICES (21.4%)
         425   Altiris, Inc.                                                                               10,752*
         585   BEA Systems, Inc.                                                                            6,675*
         515   CheckFree Corp.                                                                             15,471*
       2,205   Cisco Systems, Inc.                                                                         46,018*
         235   Dell, Inc.                                                                                   8,157*
         165   F5 Networks, Inc.                                                                            4,191*
         155   InfoSpace, Inc.                                                                              5,067*
         395   iPass, Inc.                                                                                  4,187*
         550   Network Appliance, Inc.                                                                     10,241*
         440   Novellus Systems, Inc.                                                                      12,742*
         850   WebEx Communications, Inc.                                                                  19,074*
       1,520   Yahoo!, Inc.                                                                                76,699*
                                                                                                  ---------------
               TOTAL COMPUTER SERVICES                                                                    219,274
                                                                                                  ---------------
               COMPUTER SOFTWARE (12.0%)
         545   Adobe Systems, Inc.                                                                         22,530
         335   Callidus Software, Inc.                                                                      2,419*
         710   Opsware, Inc.                                                                                5,197*
         765   Quest Software, Inc.                                                                         8,606*
       1,215   Retek, Inc.                                                                                  8,481*
         515   Siebel Systems, Inc.                                                                         5,294*
         855   Symantec Corp.                                                                              38,518*
       1,325   TIBCO Software, Inc.                                                                         9,937*
         830   Veritas Software Corp.                                                                      22,136*
           2   Versata, Inc.                                                                                    4*
                                                                                                  ---------------
               TOTAL COMPUTER SOFTWARE                                                                    123,122
                                                                                                  ---------------
               ELECTRICAL EQUIPMENT (2.9%)
       1,275   Applied Materials, Inc.                                                                     23,243*
         205   Varian Semiconductor Equipment Associates, Inc.                                              6,675*
                                                                                                  ---------------
               TOTAL ELECTRICAL EQUIPMENT                                                                  29,918
                                                                                                  ---------------
               ELECTRONICS (25.6%)
         525   Altera Corp.                                                                                10,505*
         895   Broadcom Corp.                                                                              33,795*
         335   Cognex Corp.                                                                                10,646
         915   Intel Corp.                                                                                 23,543
       1,303   Intersil Corp.                                                                              25,734
         650   Marvell Technology Group, Ltd.                                                              25,175*
       1,310   Maxim Integrated Products, Inc.                                                             60,247
         595   Micrel, Inc.                                                                                 7,271*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES       EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               ELECTRONICS (CONTINUED)
         325   PMC-Sierra, Inc.                                                                   $         3,949*
         920   Semtech Corp.                                                                               19,338*
         535   Xicor, Inc.                                                                                  7,838*
       1,015   XILINX, Inc.                                                                                34,134*
                                                                                                  ---------------
               TOTAL ELECTRONICS                                                                          262,175
                                                                                                  ---------------
               ENTERTAINMENT & LEISURE (0.8%)
         450   Macrovision Corp.                                                                            7,578*
                                                                                                  ---------------
               MEDIA--BROADCASTING & PUBLISHING (8.9%)
       1,046   Cablevision Systems Corp.                                                                   22,834*
         750   Cox Radio, Inc.                                                                             15,533*
       1,155   Univision Communications, Inc.                                                              39,097*
         455   Westwood One, Inc.                                                                          13,441*
                                                                                                  ---------------
               TOTAL MEDIA--BROADCASTING & PUBLISHING                                                      90,905
                                                                                                  ---------------
               RETAIL (11.4%)
         515   Amazon.com, Inc.                                                                            22,382*
         890   eBay, Inc.                                                                                  71,040*
         737   InterActiveCorp.                                                                            23,488*
                                                                                                  ---------------
               TOTAL RETAIL                                                                               116,910
                                                                                                  ---------------
               TELECOMMUNICATIONS (17.3%)
         430   Advanced Fibre Communications, Inc.                                                          7,181*
       1,270   CIENA Corp.                                                                                  5,258*
       1,275   EchoStar Communications Corp.                                                               42,317*
         640   Juniper Networks, Inc.                                                                      14,003*
       2,400   Mindspeed Technologies, Inc.                                                                12,336*
         485   Network Equipment Technologies, Inc.                                                         4,147*
         715   Polycom, Inc.                                                                               13,642*
       1,025   Qualcomm, Inc.                                                                              64,022
         637   Sprint Corp. (FON Group)                                                                    11,396
         660   Time Warner Telecom, Inc.                                                                    2,508*
                                                                                                  ---------------
               TOTAL TELECOMMUNICATIONS                                                                   176,810
                                                                                                  ---------------
               TOTAL COMMON STOCK (COST: $734,202) (102.1%)                                             1,045,518
                                                                                                  ---------------

 NUMBER OF
  WARRANTS
-----------------------------------------------------------------------------------------------------------------
               WARRANTS (COST: $452) (0.2%)
               MEDIA--BROADCASTING & PUBLISHING
          52   InterActiveCorp., Strike Price $13.41, expires 02/04/09                                      2,002*
                                                                                                  ---------------
               TOTAL EQUITY SECURITIES (COST: $734,654) (102.3%)                                        1,047,520
                                                                                                  ---------------

 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS (COST: $5,885) (0.6%)
-----------------------------------------------------------------------------------------------------------------
$      5,885   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                               5,885
                                                                                                  ---------------

               TOTAL INVESTMENTS (COST: $740,539) (102.9%)                                              1,053,405
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 2.9%)                                             (29,515)
                                                                                                  ---------------
               NET ASSETS (100.0%)                                                                $     1,023,890
                                                                                                  ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
* NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Value Added Fund

Schedule of Investments (Unaudited)                               April 30, 2004

  NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               COMMON STOCK

               AEROSPACE/DEFENSE (1.4% OF NET ASSETS)
      34,540   AAR Corp.                                                                          $       350,581*
       2,300   Armor Holdings, Inc.                                                                        75,992*
         400   BE Aerospace, Inc.                                                                           2,632*
         100   Heico Corp.                                                                                  1,600
       7,900   Heico Corp., Class A                                                                        99,145
                                                                                                  ---------------
               TOTAL AEROSPACE/DEFENSE                                                                    529,950
                                                                                                  ---------------
               AUTOMOTIVE (1.3%)
      17,800   Federal Signal Corp.                                                                       323,960+
       7,000   Monaco Coach Corp.                                                                         182,490
                                                                                                  ---------------
               TOTAL AUTOMOTIVE                                                                           506,450
                                                                                                  ---------------
               BANKING & FINANCIAL SERVICES (3.1%)
       6,300   BankUnited Financial Corp., Class A                                                        166,509*
       9,100   Chittenden Corp.                                                                           276,822
      23,057   First Niagara Financial Group, Inc.                                                        290,518
       7,200   Flushing Financial Corp.                                                                   123,840
      10,070   Fulton Financial Corp.                                                                     207,442
       6,300   Washington Trust Bancorp, Inc.                                                             163,296
                                                                                                  ---------------
               TOTAL BANKING & FINANCIAL SERVICES                                                       1,228,427
                                                                                                  ---------------
               BUILDING MATERIALS (0.8%)
       7,800   EMCOR Group, Inc.                                                                          319,020*
                                                                                                  ---------------
               CHEMICALS (4.9%)
      14,200   Cambrex Corp.                                                                              351,024
      36,600   Crompton Corp.                                                                             227,652
      11,650   Ferro Corp.                                                                                301,618
       6,400   HB Fuller Co.                                                                              175,360
      19,850   MacDermid, Inc.                                                                            642,743
       6,750   Olin Corp.                                                                                 116,572
       4,100   Quaker Chemical Corp.                                                                      103,566
                                                                                                  ---------------
               TOTAL CHEMICALS                                                                          1,918,535
                                                                                                  ---------------
               COMMERCIAL SERVICES (4.3%)
      24,750   Bowne & Co., Inc.                                                                          419,017
       5,100   FTI Consulting, Inc.                                                                        83,895*
       5,600   G & K Services, Inc.                                                                       212,240
       4,100   Ionics, Inc.                                                                                94,587*
      13,600   MAPICS, Inc.                                                                               108,120*
      18,000   Pegasus Solutions, Inc.                                                                    192,600*
      47,000   PRG-Schultz International, Inc.                                                            220,900*
      12,000   Sotheby's Holdings, Inc.                                                                   155,880*
       7,050   Volt Information Sciences, Inc.                                                            181,960*
                                                                                                  ---------------
               TOTAL COMMERCIAL SERVICES                                                                1,669,199
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS (3.7%)
      42,800   Cable Design Technologies Corp.                                                    $       365,084*+
      23,350   Newport Corp.                                                                              346,514*
      71,050   REMEC, Inc.                                                                                446,904*
      20,900   Symmetricom, Inc.                                                                          167,409*
       8,400   TEKELEC                                                                                    140,028*
                                                                                                  ---------------
               TOTAL COMMUNICATIONS                                                                     1,465,939
                                                                                                  ---------------
               COMPUTER SERVICES (4.3%)
      33,100   BISYS Group, Inc.                                                                          479,950*
       8,050   Electro Rent Corp.                                                                          81,868
      10,700   Emulex Corp.                                                                               178,369*
       5,850   FileNET Corp.                                                                              160,641*
      18,475   InFocus Corp.                                                                              150,941*
       8,100   Ingram Micro, Inc.                                                                          96,795*
      30,200   Maxtor Corp.                                                                               196,602*
      20,400   Paxar Corp.                                                                                336,192*
                                                                                                  ---------------
               TOTAL COMPUTER SERVICES                                                                  1,681,358
                                                                                                  ---------------
               COMPUTER SOFTWARE (6.6%)
      10,850   Activision, Inc.                                                                           163,401*
      20,150   Aspen Technologies, Inc.                                                                   130,975*
      22,400   Computer Task Group, Inc.                                                                  107,520*
      23,350   E.piphany, Inc.                                                                            102,273*
      14,430   Evans & Sutherland Computer Corp.                                                           72,294*
      12,200   Gartner, Inc.                                                                              145,668*
      24,600   Gerber Scientific, Inc.                                                                    147,600*
      16,837   Interwoven, Inc.                                                                           141,262*
      37,200   Manugistics Group, Inc.                                                                    201,252*
      15,400   NetIQ Corp.                                                                                198,044*
      15,350   Networks Associates, Inc.                                                                  240,688*
      99,500   Parametric Technology Corp.                                                                455,710*
      53,415   Phoenix Technologies, Ltd.                                                                 303,397*
      41,120   Technology Solutions Co.                                                                    41,531*
       7,100   THQ, Inc.                                                                                  131,634*
                                                                                                  ---------------
               TOTAL COMPUTER SOFTWARE                                                                  2,583,249
                                                                                                  ---------------
               COSMETICS & HOUSEHOLD PRODUCTS (0.1%)
      15,500   Oneida, Ltd.                                                                                21,700*
                                                                                                  ---------------
               ELECTRIC UTILITIES (0.5%)
       7,900   Veeco Instruments, Inc.                                                                    179,725*+
                                                                                                  ---------------
               ELECTRICAL EQUIPMENT (2.6%)
      11,400   Aeroflex, Inc.                                                                             143,412*
      21,450   Electro Scientific Industries, Inc.                                                        438,438*
      11,200   Merix Corp.                                                                                174,160*
       6,700   Regal-Beloit Corp.                                                                         134,067
       8,700   Woodhead Industries, Inc.                                                                  128,325
                                                                                                  ---------------
               TOTAL ELECTRICAL EQUIPMENT                                                               1,018,402
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               ELECTRONICS (21.5%)
      26,500   Adaptec, Inc.                                                                      $       207,230*
         715   Analogic Corp.                                                                              33,855+
      17,600   ATMI, Inc.                                                                                 388,608*+
       3,400   Baldor Electric Co.                                                                         76,772
       6,300   Barnes Group, Inc.                                                                         171,675
      18,500   Coherent, Inc.                                                                             452,325*
      15,750   CommScope, Inc.                                                                            275,783*+
      30,100   CTS Corp.                                                                                  392,805
      15,250   Exar Corp.                                                                                 232,715*
      22,400   FEI Co.                                                                                    447,552*+
      30,700   FSI International, Inc.                                                                    184,200*
      30,200   Integrated Device Technology, Inc.                                                         406,190*
      15,180   Keithley Instruments, Inc.                                                                 316,503
      81,550   KEMET Corp.                                                                              1,009,589*
      52,700   Lattice Semiconductor Corp.                                                                375,224*
       8,750   Maxwell Technologies, Inc.                                                                 127,663*
      42,700   MKS Instruments, Inc.                                                                      820,694*
      36,100   Mykrolis Corp.                                                                             525,255*
      13,900   Pemstar, Inc.                                                                               45,314*
      14,800   Planar Systems, Inc.                                                                       180,412*
       7,100   Powell Industries, Inc.                                                                    112,890*
      11,000   SBS Technologies, Inc.                                                                     163,900*
       5,800   Technitrol, Inc.                                                                           123,366*
       8,850   Varian, Inc.                                                                               363,204*
      43,506   Vishay Intertechnology, Inc.                                                               757,004*
      14,300   Zoran Corp.                                                                                236,379*
                                                                                                  ---------------
               TOTAL ELECTRONICS                                                                        8,427,107
                                                                                                  ---------------
               ENERGY & OIL SERVICES (3.2%)
       6,350   Nuevo Energy Co., Inc.                                                                     219,075*
      23,100   Pride International, Inc.                                                                  389,697*+
      13,300   Rowan Companies, Inc.                                                                      296,590*
      15,850   Varco International, Inc.                                                                  327,937*+
                                                                                                  ---------------
               TOTAL ENERGY & OIL SERVICES                                                              1,233,299
                                                                                                  ---------------
               ENTERTAINMENT & LEISURE (0.6%)
      11,500   Intrawest Corp.                                                                            175,720
       4,000   Vail Resorts, Inc.                                                                          62,200*
                                                                                                  ---------------
               TOTAL ENTERTAINMENT & LEISURE                                                              237,920
                                                                                                  ---------------
               FOODS, HOTELS & RESTAURANTS (2.6%)
      17,200   California Pizza Kitchen, Inc.                                                             361,372*
       5,000   CKE Restaurants, Inc.                                                                       52,500*
       9,700   Jack in the Box, Inc.                                                                      262,676*
      16,600   La Quinta Corp.                                                                            119,354*
      22,800   Prime Hospitality Corp.                                                                    229,140*
                                                                                                  ---------------
               TOTAL FOODS, HOTELS & RESTAURANTS                                                        1,025,042
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               HEALTHCARE (0.2%)
       5,400   Cross Country Healthcare, Inc.                                                     $        89,046*
                                                                                                  ---------------
               HEAVY MACHINERY (2.1%)
      19,100   Insituform Technologies, Inc., Class A                                                     310,184*
      13,500   Kaydon Corp.                                                                               377,595+
       7,900   Ultratech, Inc.                                                                            127,269*
                                                                                                  ---------------
               TOTAL HEAVY MACHINERY                                                                      815,048
                                                                                                  ---------------
               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (1.4%)
      14,200   Herman Miller, Inc.                                                                        373,176
       8,600   La-Z-Boy, Inc.                                                                             179,224
                                                                                                  ---------------
               TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                          552,400
                                                                                                  ---------------
               INDUSTRIAL--DIVERSIFIED (0.2%)
       9,600   Lydall, Inc.                                                                                93,696*
                                                                                                  ---------------
               INSURANCE (1.5%)
       5,700   NYMAGIC, Inc.                                                                              145,920
      15,000   ProCentury Corp.                                                                           157,500*
       7,900   RLI Corp.                                                                                  274,525
                                                                                                  ---------------
               TOTAL INSURANCE                                                                            577,945
                                                                                                  ---------------
               MACHINERY (5.4%)
      57,350   Axcelis Technologies, Inc.                                                                 602,749*
      13,000   Brooks Automation, Inc.                                                                    216,320*
      11,500   Flowserve Corp.                                                                            245,755*
       7,900   FMC Technologies, Inc.                                                                     215,275*
      11,250   Gardner Denver, Inc.                                                                       294,975*
      13,500   Kaman Corp.                                                                                167,805
      36,450   Kulicke & Soffa Industries, Inc.                                                           361,949*
                                                                                                  ---------------
               TOTAL MACHINERY                                                                          2,104,828
                                                                                                  ---------------
               MEDIA--BROADCASTING & PUBLISHING (2.5%)
      34,200   Alloy, Inc.                                                                                163,818*
       5,900   Journal Register Co.                                                                       116,997*
      15,300   Readers Digest Association, Inc.                                                           219,249
      12,900   Scholastic Corp.                                                                           365,844*
       4,200   Thomas Nelson, Inc.                                                                        109,872
                                                                                                  ---------------
               TOTAL MEDIA--BROADCASTING & PUBLISHING                                                     975,780
                                                                                                  ---------------
               MEDICAL SUPPLIES (4.8%)
      43,300   Credence Systems Corp.                                                                     482,362*+
       8,200   Excel Technology, Inc.                                                                     277,488*
       5,200   ICU Medical, Inc.                                                                          173,524*+
      15,260   LeCroy Corp.                                                                               294,060*
      25,400   LTX Corp.                                                                                  277,622*+
      12,600   Priority Healthcare Corp., Class B                                                         252,630*
       4,000   Zoll Medical Corp.                                                                         120,480*
                                                                                                  ---------------
               TOTAL MEDICAL SUPPLIES                                                                   1,878,166
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               METALS (2.0%)
      17,200   Belden, Inc.                                                                       $       300,828
      10,400   Ladish Co., Inc.                                                                            99,216*
       5,000   Maverick Tube Corp.                                                                        113,150*
       6,700   Penn Engineering & Manufacturing Corp.                                                     113,900
      11,300   RTI International Metals, Inc.                                                             165,545*
                                                                                                  ---------------
               TOTAL METALS                                                                               792,639
                                                                                                  ---------------
               OFFICE EQUIPMENT & SUPPLIES (0.8%)
      25,700   Steelcase, Inc.                                                                            315,853
                                                                                                  ---------------
               OIL & GAS (2.3%)
       6,200   Core Laboratories N.V.                                                                     140,988*
       9,500   Denbury Resources, Inc.                                                                    173,470*
      16,000   Forest Oil Corp.                                                                           420,000*
       4,250   St. Mary Land & Exploration Co.                                                            153,638
       2,100   Todco                                                                                       31,080*+
                                                                                                  ---------------
               TOTAL OIL & GAS                                                                            919,176
                                                                                                  ---------------
               PAPER & FOREST PRODUCTS (0.6%)
      14,400   Interpool, Inc.                                                                            234,000
                                                                                                  ---------------
               POLLUTION CONTROL (0.2%)
       4,500   TRC Companies, Inc.                                                                         73,485*
                                                                                                  ---------------
               RETAIL (9.1%)
      18,365   1-800-FLOWERS.COM, Inc.                                                                    185,303*
      16,250   American Eagle Outfitters, Inc.                                                            417,463*
      32,700   Bell Microproducts, Inc.                                                                   213,204*
      32,500   Charming Shoppes, Inc.                                                                     229,450*
      35,900   Circuit City Stores, Inc.                                                                  419,312
      10,300   Foot Locker, Inc.                                                                          247,200+
       6,800   GameStop Corp.                                                                             119,748*
      11,900   J. Jill Group, Inc.                                                                        252,042*
      20,015   Oakley, Inc.                                                                               277,008
      11,500   Payless ShoeSource, Inc.                                                                   162,725*
      17,400   Saks, Inc.                                                                                 250,560+
       9,200   Talbots, Inc.                                                                              321,540+
      28,400   The Wet Seal, Inc.                                                                         156,484*+
       8,500   Too, Inc.                                                                                  149,090*+
      11,100   ValueVision Media, Inc.                                                                    155,844*
                                                                                                  ---------------
               TOTAL RETAIL                                                                             3,556,973
                                                                                                  ---------------
               TELECOMMUNICATIONS (0.2%)
      11,100   Powerwave Technologies, Inc.                                                                75,147*
                                                                                                  ---------------
               TEXTILES, CLOTHING & FABRICS (1.4%)
       2,400   Hartmarx Corp.                                                                              13,992*
      14,200   Russell Corp.                                                                              236,146
      15,600   Warnaco Group, Inc.                                                                        298,428*
                                                                                                  ---------------
               TOTAL TEXTILES, CLOTHING & FABRICS                                                         548,566
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      EQUITY SECURITIES                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
               TRANSPORTATION (3.4%)
      40,200   Atlantic Coast Airlines Holdings, Inc.                                             $       263,310*
      10,100   Central Freight Lines, Inc.                                                                130,290*
       5,100   Covenant Transport, Inc.                                                                    89,811*
      21,200   Fleetwood Enterprises, Inc.                                                                307,400*+
       5,850   Florida East Coast Industries, Inc.                                                        213,233
       6,000   Wabtec Corp.                                                                                97,800
       6,700   Yellow Roadway Corp.                                                                       228,135*+
                                                                                                  ---------------
               TOTAL TRANSPORTATION                                                                     1,329,979
                                                                                                  ---------------
               TOTAL COMMON STOCK (COST: $34,623,373) (99.6%)                                          38,978,049
                                                                                                  ---------------
               CONVERTIBLE PREFERRED STOCK (COST: $88) (0.0%)

               FOODS, HOTELS & RESTAURANTS (0.0%)
          41   Angelo & Maxie's, Inc., $0.225                                                                  46
                                                                                                  ---------------
               TOTAL EQUITY SECURITIES (COST: $34,623,461) (99.6%)                                     38,978,095
                                                                                                  ---------------

 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
$     68,698   Bank of America, 1.05%, due 05/03/04                                                        68,698**
       5,932   Bank of Montreal, 1.02%, due 05/21/04                                                        5,932**
     206,106   Bank of Nova Scotia, 1.04%, due 07/06/04                                                   206,106**
      68,702   Bank of Scotland, 1.08%, due 07/29/04                                                       68,702**
      68,702   Bear Stearns & Co., 1.135%, due 06/10/04                                                    68,702**
     130,534   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                          130,534**
     274,807   BNP Paribas, 1.01%, due 05/05/04                                                           274,807**
     171,755   BNP Paribas, 1.01%, due 05/18/04                                                           171,755**
     137,404   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                   137,404**
     137,404   Citigroup, Inc., 1.03%, due 06/14/04                                                       137,404**
     377,860   Citigroup, Inc., 1.035%, due 06/24/04                                                      377,860**
      41,221   Credit Agricole Indosuez, 1%, due 05/07/04                                                  41,221**
     103,053   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                      103,053**
     240,142   Delaware Funding Corp., 1.031%, due 05/24/04                                               240,142**
     137,404   Den Danske Bank, 1.02%, due 05/18/04                                                       137,404**
     103,053   Den Danske Bank, 1.02%, due 05/20/04                                                       103,053**
      34,351   Deutsche Bank, 1.05%, due 10/12/04                                                          34,351**
     103,053   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                    103,053**
      68,702   Fleet National Bank, 1%, due 07/21/04                                                       68,702**
     754,524   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                             754,524
     171,411   Jupiter Securitization Corp., 1.031%, due 05/26/04                                         171,411**
      34,351   Jupiter Securitization Corp., 1.031%, due 05/28/04                                          34,351**
     177,254   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                             177,254**
     893,125   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                     893,125**
     206,106   Royal Bank of Canada, 1.05%, due 07/08/04                                                  206,106**
      82,442   Royal Bank of Scotland, 1.05%, due 07/07/04                                                 82,442**
     274,807   Royal Bank of Scotland, 1.05%, due 07/15/04                                                274,807**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
  AMOUNT       SHORT-TERM INVESTMENTS                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
$    171,755   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                  $       171,755**
     343,509   Toronto Dominion Bank, 1.09%, due 08/02/04                                                 343,509**
      68,702   Wells Fargo & Co., 1.02%, due 05/14/04                                                      68,702**
                                                                                                  ---------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $5,656,869) (14.4%)                                  5,656,869
                                                                                                  ---------------

               TOTAL INVESTMENTS (COST: $40,280,330) (114.0%)                                          44,634,964
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 14.0%)                                         (5,494,310)
                                                                                                  ---------------
               NET ASSETS (100.0%)                                                                $    39,140,654
                                                                                                  ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
 * NON-INCOME PRODUCING.
** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
 + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Value Opportunities Fund

Schedule of Investments (Unaudited)

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               ADVERTISING (2.2% OF NET ASSETS)
   1,492,579   Interpublic Group of Companies, Inc.                                               $    23,418,564*+
                                                                                                  ---------------
               BANKING & FINANCIAL SERVICES (7.6%)
     529,400   Banknorth Group, Inc.                                                                   16,215,522+
     148,499   Countrywide Financial Corp.                                                              8,805,991
     650,700   Mellon Financial Corp.                                                                  19,286,748
     609,400   North Fork Bancorporation, Inc.                                                         22,620,928+
     110,830   Piper Jaffray Cos.                                                                       5,366,389*
     175,000   Zions Bancorp.                                                                           9,891,000
                                                                                                  ---------------
               TOTAL BANKING & FINANCIAL SERVICES                                                      82,186,578
                                                                                                  ---------------
               BUILDING MATERIALS (2.4%)
      50,000   Apogent Technologies, Inc.                                                               1,621,000*+
     585,650   EMCOR Group, Inc.                                                                       23,953,085*+
                                                                                                  ---------------
               TOTAL BUILDING MATERIALS                                                                25,574,085
                                                                                                  ---------------
               COMMERCIAL SERVICES (1.7%)
     641,900   Reynolds & Reynolds Co., Class A                                                        18,332,664
                                                                                                  ---------------
               COMPUTER SERVICES (5.1%)
   2,173,000   Maxtor Corp.                                                                            14,146,230*
     451,200   Novellus Systems, Inc.                                                                  13,066,752*
     274,000   Tech Data Corp.                                                                          9,316,000*+
   1,393,300   Unisys Corp.                                                                            18,154,699*
                                                                                                  ---------------
               TOTAL COMPUTER SERVICES                                                                 54,683,681
                                                                                                  ---------------
               COMPUTER SOFTWARE (3.1%)
   1,466,250   Networks Associates, Inc.                                                               22,990,800*+
     809,300   Seagate Technology                                                                      10,124,343+
                                                                                                  ---------------
               TOTAL COMPUTER SOFTWARE                                                                 33,115,143
                                                                                                  ---------------
               COSMETICS & HOUSEHOLD PRODUCTS (0.7%)
     209,600   Rohm and Haas Co.                                                                        8,128,288
                                                                                                  ---------------
               ELECTRONICS (20.0%)
   5,991,057   Agere Systems, Inc.                                                                     13,539,788*
   2,363,698   Agere Systems, Inc., Class B                                                             5,129,225*
     660,600   Anixter International, Inc.                                                             19,355,580
   1,004,980   Arrow Electronics, Inc.                                                                 25,405,894*
   1,377,100   Celestica, Inc.                                                                         24,209,418*+
   1,939,700   LSI Logic Corp.                                                                         14,431,368*
     198,675   National Semiconductor Corp.                                                             8,103,953*+
     625,200   Tektronix, Inc.                                                                         18,505,920
   1,434,300   Teradyne, Inc.                                                                          29,231,034*+
     686,800   Thermo Electron Corp.                                                                   20,054,560*
     404,400   Varian, Inc.                                                                            16,596,576*
   1,176,300   Vishay Intertechnology, Inc.                                                            20,467,620*+
                                                                                                  ---------------
               TOTAL ELECTRONICS                                                                      215,030,936
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------
               ENERGY & OIL SERVICES (5.2%)
     334,700   Devon Energy Corp.                                                                 $    20,483,640
     438,801   Pride International, Inc.                                                                7,402,573*+
   1,003,200   Transocean, Inc.                                                                        27,858,864*
                                                                                                  ---------------
               TOTAL ENERGY & OIL SERVICES                                                             55,745,077
                                                                                                  ---------------
               FOODS, HOTELS & RESTAURANTS (0.8%)
     229,300   Starwood Hotels & Resorts Worldwide, Inc.                                                9,123,847
                                                                                                  ---------------
               HEALTHCARE (2.9%)
     493,900   Health Management Associates, Inc.                                                      11,423,907+
     239,400   Quest Diagnostics, Inc.                                                                 20,193,390
                                                                                                  ---------------
               TOTAL HEALTHCARE                                                                        31,617,297
                                                                                                  ---------------
               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (2.9%)
     719,700   Leggett & Platt, Inc.                                                                   16,265,220
     523,400   Maytag Corp.                                                                            14,602,860
                                                                                                  ---------------
               TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                       30,868,080
                                                                                                  ---------------
               INSURANCE (4.9%)
     435,400   Assurant, Inc.                                                                          10,606,344*
   1,011,300   Health Net, Inc.                                                                        25,727,472*
     705,600   Old Republic International Corp.                                                        16,384,032
                                                                                                  ---------------
               TOTAL INSURANCE                                                                         52,717,848
                                                                                                  ---------------
               MACHINERY (9.0%)
     570,800   Cooper Cameron Corp.                                                                    27,598,180*
     352,400   Dover Corp.                                                                             14,106,572
     473,400   Grainger (W.W.), Inc.                                                                   24,806,160
     519,550   Pall Corp.                                                                              12,354,899
     449,700   York International Corp.                                                                17,628,240+
                                                                                                  ---------------
               TOTAL MACHINERY                                                                         96,494,051
                                                                                                  ---------------
               MEDIA--BROADCASTING & PUBLISHING (1.6%)
   1,207,648   Readers Digest Association, Inc.                                                        17,305,596
                                                                                                  ---------------
               MEDICAL SUPPLIES (5.1%)
     306,800   Beckman Coulter, Inc.                                                                   17,131,712
     544,700   Edwards Lifesciences Corp.                                                              18,770,362*+
     989,500   PerkinElmer, Inc.                                                                       19,047,875
                                                                                                  ---------------
               TOTAL MEDICAL SUPPLIES                                                                  54,949,949
                                                                                                  ---------------
               METALS (1.8%)
     319,250   Alliant Techsystems, Inc.                                                               18,928,332*
                                                                                                  ---------------
               OIL & GAS (0.9%)
     374,600   Ensco International, Inc.                                                               10,252,802+
                                                                                                  ---------------
               PHARMACEUTICALS (2.4%)
     552,400   Charles River Laboratories International, Inc.                                          25,410,400*+
                                                                                                  ---------------
               RESTAURANTS (2.2%)
   1,057,600   Darden Restaurants, Inc.                                                                23,965,216+
                                                                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES      COMMON STOCK                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
               RETAIL (7.2%)
   1,009,700   American Eagle Outfitters, Inc.                                                    $    25,939,193*+
     921,200   J.C. Penney Co., Inc.                                                                   31,191,832+
     567,600   Talbots, Inc.                                                                           19,837,620
                                                                                                  ---------------
               TOTAL RETAIL                                                                            76,968,645
                                                                                                  ---------------
               TEXTILES, CLOTHING & FABRICS (2.2%)
     639,500   Jones Apparel Group, Inc.                                                               23,405,700
                                                                                                  ---------------
               TRANSPORTATION (2.7%)
     286,800   Carnival Corp.                                                                          12,237,756
   1,217,500   Southwest Airlines, Inc.                                                                17,385,900
                                                                                                  ---------------
               TOTAL TRANSPORTATION                                                                    29,623,656
                                                                                                  ---------------
               TOTAL COMMON STOCK (COST: $903,286,630) (94.6%)                                      1,017,846,435
                                                                                                  ---------------

 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
$  2,168,349   Bank of America, 1.05%, due 05/03/04                                                     2,168,349**
     187,212   Bank of Montreal, 1.02%, due 05/21/04                                                      187,212**
   6,505,046   Bank of Nova Scotia, 1.04%, due 07/06/04                                                 6,505,046**
   2,168,348   Bank of Scotland, 1.08%, due 07/29/04                                                    2,168,348**
   2,168,348   Bear Stearns & Co., 1.135%, due 06/10/04                                                 2,168,348**
   4,119,862   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                        4,119,862**
   8,673,394   BNP Paribas, 1.01%, due 05/05/04                                                         8,673,394**
   5,420,871   BNP Paribas, 1.01%, due 05/18/04                                                         5,420,871**
   4,336,697   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                 4,336,697**
   4,336,697   Citigroup, Inc., 1.03%, due 06/14/04                                                     4,336,697**
  11,925,917   Citigroup, Inc., 1.035%, due 06/24/04                                                   11,925,917**
   1,301,009   Credit Agricole Indosuez, 1%, due 05/07/04                                               1,301,009**
   3,252,523   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                    3,252,523**
   7,579,294   Delaware Funding Corp., 1.031%, due 05/24/04                                             7,579,294**
   4,336,697   Den Danske Bank, 1.02%, due 05/18/04                                                     4,336,697**
   3,252,523   Den Danske Bank, 1.02%, due 05/20/04                                                     3,252,523**
   1,084,174   Deutsche Bank, 1.05%, due 10/12/04                                                       1,084,174**
   3,252,523   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                  3,252,523**
   2,168,349   Fleet National Bank, 1%, due 07/21/04                                                    2,168,349**
  58,090,199   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                          58,090,199
   5,410,015   Jupiter Securitization Corp., 1.031%, due 05/26/04                                       5,410,015**
   1,084,174   Jupiter Securitization Corp., 1.031%, due 05/28/04                                       1,084,174**
   5,594,441   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                           5,594,441**
  28,188,532   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                  28,188,532**
   6,505,046   Royal Bank of Canada, 1.05%, due 07/08/04                                                6,505,046**
   2,602,019   Royal Bank of Scotland, 1.05%, due 07/07/04                                              2,602,019**
   8,673,394   Royal Bank of Scotland, 1.05%, due 07/15/04                                              8,673,394**
   5,420,871   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                        5,420,871**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
  AMOUNT       SHORT-TERM INVESTMENTS                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
$ 10,841,743   Toronto Dominion Bank, 1.09%, due 08/02/04                                         $    10,841,743**
   2,168,349   Wells Fargo & Co., 1.02%, due 05/14/04                                                   2,168,349**
                                                                                                  ---------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $212,816,616) (19.8%)                              212,816,616
                                                                                                  ---------------
               TOTAL INVESTMENTS (COST: $1,116,103,246) (114.4%)                                    1,230,663,051
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 14.4%)                                       (155,146,398)
                                                                                                  ---------------
               NET ASSETS (100.0%)                                                                $ 1,075,516,653
                                                                                                  ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
 * NON-INCOME PRODUCING.
** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
 + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities (Unaudited)                  April 30, 2004

                                                               TCW GALILEO
                                                               AGGRESSIVE        TCW GALILEO       TCW GALILEO
                                                                 GROWTH          CONVERTIBLE       DIVERSIFIED
                                                                EQUITIES         SECURITIES           VALUE
                                                                  FUND              FUND              FUND
                                                              -------------     -------------     -------------
                                                                         DOLLAR AMOUNTS IN THOUSANDS
                                                                         (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                  $     136,930     $      27,072     $      34,022
   Receivables for Securities Sold                                       --                 9               498
   Receivables for Fund Shares Sold                                      62                 1                 5
   Interest and Dividends Receivable                                     12               107                22
                                                              -------------     -------------     -------------
     Total Assets                                                   137,004            27,189            34,547
                                                              -------------     -------------     -------------
LIABILITIES
   Payables for Securities Purchased                                  1,640               237                86
   Payables for Fund Shares Redeemed                                    133                63                --
   Payables Upon Return of Securities Loaned                         25,541             4,369                --
   Accrued Management Fees                                               93                14                21
   Other Accrued Expenses                                                85                27                29
                                                              -------------     -------------     -------------
     Total Liabilities                                               27,492             4,710               136
                                                              -------------     -------------     -------------
NET ASSETS                                                    $     109,512     $      22,479     $      34,411
                                                              =============     =============     =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                            $     148,496     $      35,824     $      32,884
   Undistributed Net Realized (Loss) on Investments                 (83,551)          (15,639)             (271)
   Unrealized Appreciation on Investments                            55,315             2,813             1,808
   Undistributed Net Investment (Loss)                              (10,748)             (519)              (10)
                                                              -------------     -------------     -------------
NET ASSETS                                                    $     109,512     $      22,479     $      34,411
                                                              =============     =============     =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                             $      67,207     $      22,479     $      24,882
                                                              =============     =============     =============
   N Class Shares                                             $      42,305     $          --     $       9,529
                                                              =============     =============     =============
   K Class Shares                                             $          --(2)  $          --     $          --
                                                              =============     =============     =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                        5,584,990         2,616,293         2,121,921
                                                              =============     =============     =============
   N Class                                                        3,584,004                --           813,241
                                                              =============     =============     =============
   K Class                                                               13                --                --
                                                              =============     =============     =============
NET ASSET VALUE PER SHARE:
   I Class                                                    $       12.03     $        8.59     $       11.73
                                                              =============     =============     =============
   N Class                                                    $       11.80     $          --     $       11.72
                                                              =============     =============     =============
   K Class                                                    $       12.03     $          --     $          --
                                                              =============     =============     =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND AND THE TCW GALILEO DIVERSIFIED VALUE FUND AT APRIL 30, 2004 WAS $81,615, $24,259 AND $32,214,
     RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 TCW GALILEO
                                                               TCW GALILEO         FOCUSED         TCW GALILEO       TCW GALILEO
                                                                DIVIDEND          LARGE CAP          GROWTH            GROWTH
                                                                 FOCUSED            VALUE           EQUITIES          INSIGHTS
                                                                FUND (3)            FUND              FUND              FUND
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
                                                                                  (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                  $      62,021     $       1,814     $       5,852     $       1,867
   Receivables for Securities Sold                                    1,408                18               112                --
   Receivable for Fund Shares Sold                                      893                --                --                --
   Interest and Dividends Receivable                                     81                 2                --                --
                                                              -------------     -------------     -------------     -------------
     Total Assets                                                    64,403             1,834             5,964             1,867
                                                              -------------     -------------     -------------     -------------
LIABILITIES
   Payables for Securities Purchased                                  2,661                 5                --                --
   Payable for Fund Shares Redeemed                                      33                --                --                --
   Payable Upon Return of Securities Loaned                           8,290                --                --                --
   Accrued Management Fees                                               29                --                --                --
   Other Accrued Expenses                                                48                23                11                23
                                                              -------------     -------------     -------------     -------------
     Total Liabilities                                               11,061                28                11                23
                                                              -------------     -------------     -------------     -------------
NET ASSETS                                                    $      53,342     $       1,806     $       5,953     $       1,844
                                                              =============     =============     =============     =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                            $      43,294     $       1,831     $       6,038     $       3,605
   Undistributed Net Realized Gain (Loss) on Investments              2,255              (157)              (11)           (1,812)
   Unrealized Appreciation (Depreciation) on Investments              7,794               137               (59)              162
   Undistributed Net Investment (Loss)                                   (1)               (5)              (15)             (111)
                                                              -------------     -------------     -------------     -------------
NET ASSETS                                                    $      53,342     $       1,806     $       5,953     $       1,844
                                                              =============     =============     =============     =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                             $          --     $          --     $       5,953     $          --
                                                              =============     =============     =============     =============
   N Class Shares                                             $      53,342     $       1,806     $          --(2)  $       1,844
                                                              =============     =============     =============     =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                               --                --           604,179                --
                                                              =============     =============     =============     =============
   N Class                                                        5,247,885           178,012                10           302,844
                                                              =============     =============     =============     =============
NET ASSET VALUE PER SHARE:
   I Class                                                    $          --     $          --     $        9.85     $          --
                                                              =============     =============     =============     =============
   N Class                                                    $       10.16     $       10.14     $        9.85     $        6.09
                                                              =============     =============     =============     =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO DIVIDEND FOCUSED FUND, THE TCW GALILEO FOCUSED LARGE CAP VALUE FUND, THE TCW GALILEO GROWTH EQUITIES FUND AND THE TCW GALILEO GROWTH INSIGHTS FUND AT APRIL 30, 2004 WAS $54,227, $1,677, $5,911 AND $1,705, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.
(3)  FORMERLY KNOWN AS TCW GALILEO INCOME + GROWTH FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               TCW GALILEO       TCW GALILEO                         TCW GALILEO
                                                                LARGE CAP         LARGE CAP        TCW GALILEO         SELECT
                                                                 GROWTH             VALUE          OPPORTUNITY        EQUITIES
                                                                  FUND              FUND              FUND              FUND
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
                                                                                  (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                  $       5,621     $     125,435     $      69,864     $   3,570,084
   Receivables for Securities Sold                                       --             1,314                91                --
   Receivables for Fund Shares Sold                                      --                20                63            14,137
   Interest and Dividends Receivable                                      3               155                39                32
                                                              -------------     -------------     -------------     -------------
     Total Assets                                                     5,624           126,924            70,057         3,584,253
                                                              -------------     -------------     -------------     -------------
LIABILITIES
   Payables for Securities Purchased                                     --               287               691            18,922
   Payables for Fund Shares Redeemed                                     --                18                56             8,588
   Payables Upon Return of Securities Loaned                            389             7,276            11,809           349,217
   Accrued Management Fees                                               --                51                27             1,993
   Other Accrued Expenses                                                28                63                52               847
                                                              -------------     -------------     -------------     -------------
     Total Liabilities                                                  417             7,695            12,635           379,567
                                                              -------------     -------------     -------------     -------------
NET ASSETS                                                    $       5,207     $     119,229     $      57,422     $   3,204,686
                                                              =============     =============     =============     =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                            $      11,287     $     125,429     $      44,867     $   3,089,749
   Undistributed Net Realized Gain (Loss) on Investments             (6,827)          (26,895)            3,008          (385,098)
   Unrealized Appreciation on Investments                             1,247            20,589            10,042           537,541
   Undistributed Net Investment Income (Loss)                          (500)              106              (495)          (37,506)
                                                              -------------     -------------     -------------     -------------
NET ASSETS                                                    $       5,207     $     119,229     $      57,422     $   3,204,686
                                                              =============     =============     =============     =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                             $       4,052     $     113,925     $      27,902     $   2,232,998
                                                              =============     =============     =============     =============
   N Class Shares                                             $       1,155     $       5,304     $      29,520     $     971,688
                                                              =============     =============     =============     =============
   K Class Shares                                             $          --     $          --(2)  $          --(2)  $          --(2)
                                                              =============     =============     =============     =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                          469,578         8,865,133         2,160,946       129,553,799
                                                              =============     =============     =============     =============
   N Class                                                          134,530           413,199         2,298,156        57,329,929
                                                              =============     =============     =============     =============
   K Class                                                               --                10                11                 6
                                                              =============     =============     =============     =============
NET ASSET VALUE PER SHARE:
   I Class                                                    $        8.63     $       12.85     $       12.91     $       17.24
                                                              =============     =============     =============     =============
   N Class                                                    $        8.58     $       12.84     $       12.85     $       16.95
                                                              =============     =============     =============     =============
   K Class                                                    $          --     $       12.92     $       12.99     $       17.24
                                                              =============     =============     =============     =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP GROWTH FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO OPPORTUNITY FUND AND THE TCW GALILEO SELECT EQUITIES FUND AT APRIL 30, 2004 WAS $4,374, $104,846, $59,822 AND $3,032,543, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               TCW GALILEO                         TCW GALILEO       TCW GALILEO
                                                                SMALL CAP        TCW GALILEO          VALUE             VALUE
                                                                 GROWTH          TECHNOLOGY           ADDED         OPPORTUNITIES
                                                                  FUND              FUND             FUND(3)            FUND
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
                                                                                  (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                  $     224,019     $       1,053     $      44,635     $   1,230,663
   Receivables for Securities Sold                                       27                --               471            20,818
   Receivables for Fund Shares Sold                                     259                --                31             3,310
   Interest and Dividends Receivable                                     11                --                41               645
                                                              -------------     -------------     -------------     -------------
     Total Assets                                                   224,316             1,053            45,178         1,255,436
                                                              -------------     -------------     -------------     -------------
LIABILITIES
   Payables for Securities Purchased                                    689                --               976            22,172
   Payables for Fund Shares Redeemed                                    353                --                78             2,018
   Payables Upon Return of Securities Loaned                         42,801                --             4,902           154,726
   Accrued Management Fees                                              157                --                31               703
   Other Accrued Expenses                                               147                29                50               300
                                                              -------------     -------------     -------------     -------------
     Total Liabilities                                               44,147                29             6,037           179,919
                                                              -------------     -------------     -------------     -------------
NET ASSETS                                                    $     180,169     $       1,024     $      39,141     $   1,075,517
                                                              =============     =============     =============     =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                            $     326,642     $       1,852     $      31,610     $     979,338
   Undistributed Net Realized Gain (Loss) on Investments           (180,980)           (1,086)            3,773           (13,665)
   Unrealized Appreciation on Investments                            50,710               312             4,355           114,560
   Undistributed Net Investment (Loss)                              (16,203)              (54)             (597)           (4,716)
                                                              -------------     -------------     -------------     -------------
NET ASSETS                                                    $     180,169     $       1,024     $      39,141     $   1,075,517
                                                              =============     =============     =============     =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                             $      94,503     $          --     $      39,141     $     819,025
                                                              =============     =============     =============     =============
   N Class Shares                                             $      85,666     $       1,024     $          --(2)  $     256,492
                                                              =============     =============     =============     =============
   K Class Shares                                             $          --(2)  $          --     $          --(2)  $          --(2)
                                                              =============     =============     =============     =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                        6,448,870                --         2,755,523        39,242,524
                                                              =============     =============     =============     =============
   N Class                                                        5,940,583           319,517                 7        12,413,566
                                                              =============     =============     =============     =============
   K Class                                                               10                --                12                 8
                                                              =============     =============     =============     =============
NET ASSET VALUE PER SHARE:
   I Class                                                    $       14.65     $          --     $       14.20     $       20.87
                                                              =============     =============     =============     =============
   N Class                                                    $       14.42     $        3.20     $       14.32     $       20.66
                                                              =============     =============     =============     =============
   K Class                                                    $       14.65     $          --     $       14.32     $       20.87
                                                              =============     =============     =============     =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP GROWTH FUND, THE TCW GALILEO TECHNOLOGY FUND, THE TCW GALILEO VALUE ADDED FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT APRIL 30, 2004 WAS $173,309, $741, $40,280 AND $1,116,103, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.
(3)  FORMERLY KNOWN AS TCW GALILEO SMALL CAP VALUE FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Statements of Operations (Unaudited)             Six Months Ended April 30, 2004

                                                               TCW GALILEO
                                                               AGGRESSIVE        TCW GALILEO       TCW GALILEO
                                                                 GROWTH          CONVERTIBLE       DIVERSIFIED
                                                                EQUITIES         SECURITIES           VALUE
                                                                  FUND              FUND              FUND
                                                              -------------     -------------     -------------
                                                                         DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                                  $         103     $         324     $         126
   Interest                                                               2               223                 6
   Security Lending Income                                                8                 3                --
                                                              -------------     -------------     -------------
     Total                                                              113               550               132
                                                              -------------     -------------     -------------
EXPENSES:
   Management Fees                                                      661               121                76
   Accounting Service Fees                                               18                 4                 2
   Administration Fees                                                   29                10                 4
   Transfer Agent Fees:
     I Class                                                             19                14                 3
     N Class                                                             36                --                 9
   Custodian Fees                                                         7                 7                12
   Professional Fees                                                     18                14                12
   Directors' Fees & Expenses                                             3                 3                 3
   Registration Fees:
     I Class                                                             19                 9                 3
     N Class                                                             10                --                 9
     K Class                                                              3                --                --
   Distribution Fees:
     N Class                                                             59                --                11
   Other                                                                 23                 9                 5
                                                              -------------     -------------     -------------
     Total                                                              905               191               149
     Less Expenses Borne by Investment Advisor:
       N Class                                                           --                --                17
       K Class                                                            3                --                --
                                                              -------------     -------------     -------------
       Net Expenses                                                     902               191               132
                                                              -------------     -------------     -------------
   Net Investment Income (Loss)                                        (789)              359                --
                                                              -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain on Investments                                  11,066             2,686               398
   Change in Unrealized Appreciation (Depreciation) on
      Investments                                                    (3,036)           (1,267)              638
                                                              -------------     -------------     -------------
   Net Realized and Unrealized Gain (Loss) on Investments             8,030             1,419             1,036
                                                              -------------     -------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $       7,241     $       1,778     $       1,036
                                                              =============     =============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 TCW GALILEO
                                                               TCW GALILEO         FOCUSED         TCW GALILEO       TCW GALILEO
                                                                DIVIDEND          LARGE CAP          GROWTH            GROWTH
                                                                 FOCUSED            VALUE           EQUITIES          INSIGHTS
                                                                FUND (3)            FUND            FUND (2)            FUND
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                              $         412     $          10     $           2     $           3
   Interest                                                               3                --                --                --
   Security Lending Income                                                1                --                --                --
                                                              -------------     -------------     -------------     -------------
     Total                                                              416                10                 2                 3
                                                              -------------     -------------     -------------     -------------
EXPENSES:
   Management Fees                                                      138                 5                10                 9
   Accounting Service Fees                                                4                 1                 1                 1
   Administration Fees                                                    7                 1                 3                 2
   Transfer Agent Fees:
     I Class                                                             --                --                 4                --
     N Class                                                             21                 4                --                 4
   Custodian Fees                                                         3                 5                 7                 3
   Professional Fees                                                     13                 6                 6                 6
   Directors' Fees & Expenses                                             3                 3                 1                 3
   Registration Fees:
     I Class                                                             --                --                 2                --
     N Class                                                             11                --                --                --
   Distribution Fees:
     N Class                                                             46                 2                --                 2
   Other                                                                  7                 2                 1                 2
                                                              -------------     -------------     -------------     -------------
     Total                                                              253                29                35                32
     Less Expenses Borne by Investment Advisor:
        I Class                                                          --                --                18                --
        N Class                                                          --                18                --                16
                                                              -------------     -------------     -------------     -------------
        Net Expenses                                                    253                11                17                16
                                                              -------------     -------------     -------------     -------------
   Net Investment Income (Loss)                                         163                (1)              (15)              (13)
                                                              -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                            2,305                39               (11)              166
   Change in Unrealized Appreciation (Depreciation) on
     Investments                                                        210               (12)              (59)             (193)
                                                              -------------     -------------     -------------     -------------
   Net Realized and Unrealized Gain (Loss) on Investments             2,515                27               (70)              (27)
                                                              -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 $       2,678     $          26     $         (85)    $         (40)
                                                              =============     =============     =============     =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO DIVIDEND FOCUSED FUND WAS $1.
(2) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2004.
(3)  FORMERLY KNOWN AS TCW GALILEO INCOME + GROWTH FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               TCW GALILEO       TCW GALILEO                         TCW GALILEO
                                                                LARGE CAP         LARGE CAP        TCW GALILEO         SELECT
                                                                 GROWTH             VALUE          OPPORTUNITY        EQUITIES
                                                                  FUND              FUND              FUND              FUND
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                              $          24     $         847     $         197     $       4,002
   Interest                                                              --                 5                 6               115
   Security Lending Income                                               --                 3                 4                68
                                                              -------------     -------------     -------------     -------------
     Total                                                               24               855               207             4,185
                                                              -------------     -------------     -------------     -------------
EXPENSES:
   Management Fees                                                       14               332               242            11,094
   Accounting Service Fees                                                3                16                 8               331
   Administration Fees                                                    6                27                13               463
   Transfer Agent Fees:
     I Class                                                             14                15                14               169
     N Class                                                             15                15                25               296
     K Class                                                             --                --                --                 4
   Custodian Fees                                                         7                 8                10                29
   Professional Fees                                                     14                17                16                74
   Directors' Fees & Expenses                                             3                 3                 3                 3
   Registration Fees:
     I Class                                                              9                18                 9                27
     N Class                                                              6                 6                 9                21
     K Class                                                             --                 3                16                20
   Distribution Fees:
     N Class                                                              1                 6                33             1,064
   Other                                                                  3                15                 9               422
                                                              -------------     -------------     -------------     -------------
     Total                                                               95               481               407            14,017
     Less Expenses Borne by Investment Advisor:
        I Class                                                          30                --                --                --
        N Class                                                          23                10                --                --
        K Class                                                          --                 3                16                24
                                                              -------------     -------------     -------------     -------------
        Net Expenses                                                     42               468               391            13,993
                                                              -------------     -------------     -------------     -------------
   Net Investment Income (Loss)                                         (18)              387              (184)           (9,808)
                                                              -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                               66             5,033             4,750           (44,166)
   Change in Unrealized Appreciation (Depreciation) on
      Investments                                                       139             2,361              (908)           86,308
                                                              -------------     -------------     -------------     -------------
   Net Realized and Unrealized Gain (Loss) on Investments               205             7,394             3,842            42,142
                                                              -------------     -------------     -------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $         187     $       7,781     $       3,658     $      32,334
                                                              =============     =============     =============     =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO OPPORTUNITY FUND WAS $2.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               TCW GALILEO                         TCW GALILEO       TCW GALILEO
                                                                SMALL CAP        TCW GALILEO          VALUE             VALUE
                                                                 GROWTH          TECHNOLOGY           ADDED         OPPORTUNITIES
                                                                  FUND              FUND             FUND (1)            FUND
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                                  $          48     $           1     $         138     $       3,792
   Interest                                                             187                --                 2               124
   Security Lending Income                                               26                --                --                40
                                                              -------------     -------------     -------------     -------------
     Total                                                              261                 1               140             3,956
                                                              -------------     -------------     -------------     -------------
EXPENSES:
   Management Fees                                                      943                 6               199             3,620
   Accounting Service Fees                                               24                --                 5               101
   Administration Fees                                                   38                 2                 9               142
   Transfer Agent Fees:
     I Class                                                             17                --                 8               105
     N Class                                                             63                16                 4                65
   Custodian Fees                                                        15                 5                20                17
   Professional Fees                                                     19                12                15                32
   Directors' Fees & Expenses                                             3                 3                 3                 3
   Registration Fees:
     I Class                                                             17                --                11                19
     N Class                                                             11                 4                --                 7
     K Class                                                              3                --                 3                16
   Distribution Fees:
     N Class                                                            110                 1                --               247
   Other                                                                 29                 2                 7               100
                                                              -------------     -------------     -------------     -------------
     Total                                                            1,292                51               284             4,474
     Less Expenses Borne by Investment Advisor:
        N Class                                                          --                39                 4                --
        K Class                                                           3                --                 3                17
                                                              -------------     -------------     -------------     -------------
        Net Expenses                                                  1,289                12               277             4,457
                                                              -------------     -------------     -------------     -------------
   Net Investment (Loss)                                             (1,028)              (11)             (137)             (501)
                                                              -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain on Investments                                   8,845                27             4,015            30,742
   Change in Unrealized Appreciation (Depreciation) on
     Investments                                                     (9,428)              (62)           (2,734)           25,047
                                                              -------------     -------------     -------------     -------------
   Net Realized and Unrealized Gain (Loss) on Investments              (583)              (35)            1,281            55,789
                                                              -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 $      (1,611)    $         (46)    $       1,144     $      55,288
                                                              =============     =============     =============     =============

(1)  FORMERLY KNOWN AS TCW GALILEO SMALL CAP VALUE FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                                        TCW GALILEO                         TCW GALILEO
                                                                     AGGRESSIVE GROWTH                      CONVERTIBLE
                                                                       EQUITIES FUND                       SECURTIES FUND
                                                              -------------------------------     -------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                               ENDED
                                                                APRIL 30,        YEAR ENDED         APRIL 30,        YEAR ENDED
                                                                  2004           OCTOBER 31,          2004           OCTOBER 31,
                                                               (UNAUDITED)          2003           (UNAUDITED)          2003
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                               $        (789)    $      (1,460)    $         359     $       2,559
   Net Realized Gain (Loss) on Investments                           11,066           (11,017)            2,686             4,187
   Change in Unrealized Appreciation (Depreciation) on
     Investments                                                     (3,036)           57,832            (1,267)            8,826
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Operations                   7,241            45,355             1,778            15,572
                                                              -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                             --                --              (506)           (2,948)
                                                              -------------     -------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                        (31,991)            3,937           (13,451)          (24,783)
     N Class                                                         (6,638)            7,837                --                --
     K Class                                                             --                --(1)             --                --
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets Resulting from
     Net Capital Share Transactions                                 (38,629)           11,774           (13,451)          (24,783)
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets                                (31,388)           57,129           (12,179)          (12,159)
NET ASSETS
   Beginning of Period                                              140,900            83,771            34,658            46,817
                                                              -------------     -------------     -------------     -------------
   End of Period                                              $     109,512     $     140,900     $      22,479     $      34,658
                                                              =============     =============     =============     =============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        TCW GALILEO                        TCW GALILEO
                                                                        DIVERSIFIED                          DIVIDEND
                                                                         VALUE FUND                       FOCUSED FUND (2)
                                                              -------------------------------     -------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                               ENDED
                                                                APRIL 30,        YEAR ENDED         APRIL 30,        YEAR ENDED
                                                                  2004           OCTOBER 31,          2004           OCTOBER 31,
                                                               (UNAUDITED)          2003           (UNAUDITED)          2003
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                                      $          --     $           8     $         163     $         318
   Net Realized Gain on Investments                                     398                28             2,305             2,810
   Change in Unrealized Appreciation on Investments                     638             1,537               210             3,941
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Operations                   1,036             1,573             2,678             7,069
                                                              -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     N Class                                                            (11)              (38)             (190)             (372)
   Distributions from Net Realized Gain:
     N Class                                                             --                --            (2,596)           (2,684)
                                                              -------------     -------------     -------------     -------------
   Total Distributions to Shareholders                                  (11)              (38)           (2,786)           (3,056)
                                                              -------------     -------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                         24,783(1)             --                --                --
     N Class                                                            874             2,306            21,501             1,218
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Net Capital
     Share Transactions                                              25,657             2,306            21,501             1,218
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets                                            26,682             3,841            21,393             5,231
NET ASSETS
   Beginning of Period                                                7,729             3,888            31,949            26,718
                                                              -------------     -------------     -------------     -------------
   End of Period                                              $      34,411     $       7,729     $      53,342     $      31,949
                                                              =============     =============     =============     =============

(1) FOR THE PERIOD JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2004.
(2)  FORMERLY KNOWN AS TCW GALILEO INCOME + GROWTH FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO             TCW GALILEO                TCW GALILEO
                                                        FOCUSED LARGE CAP            GROWTH                     GROWTH
                                                            VALUE FUND            EQUITIES FUND              INSIGHTS FUND
                                                  -----------------------------   --------------     -----------------------------
                                                                                   MARCH 1, 2004
                                                   SIX MONTHS                      (COMMENCEMENT      SIX MONTHS
                                                      ENDED                       OF OPERATIONS)        ENDED
                                                     APRIL 30,     YEAR ENDED         THROUGH          APRIL 30,      YEAR ENDED
                                                       2004        OCTOBER 31,    APRIL 30, 2004         2004         OCTOBER 31,
                                                   (UNAUDITED)         2003         (UNAUDITED)       (UNAUDITED)         2003
                                                  -------------   -------------   --------------     -------------   -------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                          $          (1)  $          --   $          (15)    $         (13)  $         (21)
   Net Realized Gain (Loss) on Investments                   39             (66)             (11)              166            (220)
   Change in Unrealized Appreciation
     (Depreciation) on Investments                          (12)            278              (59)             (193)            669
                                                  -------------   -------------   --------------     -------------   -------------
   Increase (Decrease) in Net Assets
     Resulting from Operations                               26             212              (85)              (40)            428
                                                  -------------   -------------   --------------     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     N Class                                                 --              (2)              --                --              --
                                                  -------------   -------------   --------------     -------------   -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                 --              --            6,038                --              --
     N Class                                                784               2               --(1)             80            (577)
                                                  -------------   -------------   --------------     -------------   -------------
   Increase (Decrease) in Net Assets
     Resulting from Net Capital Share
     Transactions                                           784               2            6,038                80            (577)
                                                  -------------   -------------   --------------     -------------   -------------
   Increase (Decrease) in Net Assets                        810             212            5,953                40            (149)
NET ASSETS
   Beginning of Period                                      996             784               --             1,804           1,953
                                                  -------------   -------------   --------------     -------------   -------------
   End of Period                                  $       1,806   $         996   $        5,953     $       1,844   $       1,804
                                                  =============   =============   ==============     =============   =============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        TCW GALILEO                         TCW GALILEO
                                                                         LARGE CAP                           LARGE CAP
                                                                        GROWTH FUND                          VALUE FUND
                                                              -------------------------------     -------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                               ENDED
                                                                APRIL 30,        YEAR ENDED         APRIL 30,        YEAR ENDED
                                                                  2004           OCTOBER 31,          2004           OCTOBER 31,
                                                               (UNAUDITED)          2003           (UNAUDITED)          2003
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                               $         (18)    $         (27)    $         387     $         721
   Net Realized Gain (Loss) on Investments                               66              (669)            5,033           (12,107)
   Change in Unrealized Appreciation on Investments                     139             1,787             2,361            30,087
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Operations                     187             1,091             7,781            18,701
                                                              -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                             --                --              (582)           (1,185)
     N Class                                                             --                --                --               (13)
                                                              -------------     -------------     -------------     -------------
   Total Distributions to Shareholders                                   --                --              (582)           (1,198)
                                                              -------------     -------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                           (206)           (3,914)             (777)          (21,750)
     N Class                                                            735               (28)            1,160               293
     K Class                                                             --                --                --                --(1)
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets Resulting from
     Net Capital Share Transactions                                     529            (3,942)              383           (21,457)
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets                                    716            (2,851)            7,582            (3,954)
NET ASSETS
   Beginning of Period                                                4,491             7,342           111,647           115,601
                                                              -------------     -------------     -------------     -------------
   End of Period                                              $       5,207     $       4,491     $     119,229     $     111,647
                                                              =============     =============     =============     =============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        TCW GALILEO                         TCW GALILEO
                                                                        OPPORTUNITY                       SELECT EQUITIES
                                                                           FUND                                FUND
                                                              -------------------------------     -------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                              ENDED
                                                                APRIL 30,        YEAR ENDED         APRIL 30,        YEAR ENDED
                                                                  2004           OCTOBER 31,          2004           OCTOBER 31,
                                                               (UNAUDITED)          2003           (UNAUDITED)          2003
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                      $        (184)    $        (177)    $      (9,808)    $     (11,524)
   Net Realized Gain (Loss) on Investments                            4,750             1,126           (44,166)         (276,859)
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                                    (908)           11,850            86,308           976,588
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Operations                   3,658            12,799            32,334           688,205
                                                              -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                                           (160)               --                --                --
     N Class                                                           (162)               --                --                --
                                                              -------------     -------------     -------------     -------------
   Total Distributions to Shareholders                                 (322)               --                --                --
                                                              -------------     -------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                          2,680             2,080           260,182           457,683
     N Class                                                          3,947            (2,121)          211,930           289,167
     K Class                                                             --                --(1)             --                --
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets Resulting from
     Net Capital Share Transactions                                   6,627               (41)          472,112           746,850
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets                                             9,963            12,758           504,446         1,435,055
NET ASSETS
   Beginning of Period                                               47,459            34,701         2,700,240         1,265,185
                                                              -------------     -------------     -------------     -------------
   End of Period                                              $      57,422     $      47,459     $   3,204,686     $   2,700,240
                                                              =============     =============     =============     =============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        TCW GALILEO                         TCW GALILEO
                                                                         SMALL CAP                           TECHNOLOGY
                                                                        GROWTH FUND                             FUND
                                                              -------------------------------     -------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                              ENDED
                                                                APRIL 30,        YEAR ENDED         APRIL 30,        YEAR ENDED
                                                                  2004           OCTOBER 31,          2004           OCTOBER 31,
                                                               (UNAUDITED)          2003           (UNAUDITED)          2003
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                      $      (1,028)    $      (1,894)    $         (11)    $         (16)
   Net Realized Gain (Loss) on Investments                            8,845           (30,308)               27               (40)
   Change in Unrealized Appreciation (Depreciation) on
     Investments                                                     (9,428)           90,215               (62)              450
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets Resulting from
     Operations                                                      (1,611)           58,013               (46)              394
                                                              -------------     -------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                         (2,889)           (4,195)               --                --
     N Class                                                          5,052             1,781                25               (26)
     K Class                                                             --                --(1)             --                --
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets Resulting from
     Net Capital Share Transactions                                   2,163            (2,414)               25               (26)
                                                              -------------     -------------     -------------     -------------
   Increase (Decrease) in Net Assets                                    552            55,599               (21)              368
NET ASSETS
   Beginning of Period                                              179,617           124,018             1,045               677
                                                              -------------     -------------     -------------     -------------
   End of Period                                              $     180,169     $     179,617     $       1,024     $       1,045
                                                              =============     =============     =============     =============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        TCW GALILEO                      TCW GALILEO VALUE
                                                                        VALUE ADDED                        OPPORTUNITIES
                                                                          FUND (2)                              FUND
                                                              -------------------------------     -------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                              ENDED
                                                                APRIL 30,        YEAR ENDED         APRIL 30,        YEAR ENDED
                                                                  2004           OCTOBER 31,          2004           OCTOBER 31,
                                                               (UNAUDITED)          2003           (UNAUDITED)          2003
                                                              -------------     -------------     -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                      $        (137)    $        (288)    $        (501)    $      (1,380)
   Net Realized Gain (Loss) on Investments                            4,015             1,004            30,742           (14,594)
   Change in Unrealized Appreciation (Depreciation) on
     Investments                                                     (2,734)           11,485            25,047           189,809
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Operations                   1,144            12,201            55,288           173,835
                                                              -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                                           (301)               --                --                --
                                                              -------------     -------------     -------------     -------------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                          3,374            11,035           226,925           135,783
     N Class                                                             --                --           108,889            17,616
     K Class                                                             --                --(1)             --                --(1)
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets Resulting from Net Capital
     Share Transactions                                               3,374            11,035           335,814           153,399
                                                              -------------     -------------     -------------     -------------
   Increase in Net Assets                                             4,217            23,236           391,102           327,234
NET ASSETS
   Beginning of Period                                               34,924            11,688           684,415           357,181
                                                              -------------     -------------     -------------     -------------
   End of Period                                              $      39,141     $      34,924     $   1,075,517     $     684,415
                                                              =============     =============     =============     =============

(1)  AMOUNTS ROUND TO LESS THAN $1.
(2)  FORMERLY KNOWN AS TCW GALILEO SMALL CAP VALUE FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Notes to Financial Statements (Unaudited)                         April 30, 2004

     NOTE 1 -- ORGANIZATION

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 25 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report.

     TCW GALILEO FUND                               INVESTMENT OBJECTIVE
     ----------------                               ----------------------------------------
     CONVERTIBLE SECURITIES FUND

     TCW Galileo Convertible Securities Fund        Seeks high total return from current
                                                    income and capital appreciation by
                                                    investing in convertible securities.

     NON-DIVERSIFIED U.S. EQUITY FUNDS

     TCW Galileo Aggressive Growth Equities         Seeks long-term capital appreciation by
       Fund                                         investing in equity securities of
                                                    companies that appear to offer above
                                                    average growth prospects.

     TCW Galileo Focused Large Cap Value            Seeks long-term capital appreciation by
       Fund                                         investing in equity securities of 20-25
                                                    large capitalization value companies.

     TCW Galileo Growth Equities Fund               Seeks long-term capital appreciation by
                                                    investing in equity securities of
                                                    emerging growth companies.

     TCW Galileo Growth Insights Fund               Seeks long-term capital appreciation by
                                                    investing in equity securities issued by
                                                    companies that are believed to have
                                                    superior growth prospects.

     TCW Galileo Large Cap Growth Fund              Seeks long-term capital appreciation by
                                                    investing in equity securities of large
                                                    capitalization U.S. companies with above
                                                    average earnings prospects.

     TCW Galileo Large Cap Value Fund               Seeks long-term capital appreciation by
                                                    investing in equity securities of large
                                                    capitalization value companies.

     TCW Galileo Select Equities Fund               Seeks long-term capital appreciation by
                                                    investing in common stock of large
                                                    capitalization companies.

     TCW Galileo Small Cap Growth Fund              Seeks long-term capital appreciation by
                                                    investing in equity securities issued by
                                                    smaller capitalization growth companies.

     TCW Galileo Technology Fund                    Seeks long-term capital appreciation by
                                                    investing in equity securities of
                                                    companies with superior growth prospects
                                                    engaged in the technology,
                                                    telecommunications and information
                                                    industries.

     TCW Galileo Value Added Fund                   Seeks long-term capital appreciation by
                                                    investing in equity securities issued by
                                                    small capitalization value companies.

     TCW Galileo Value Opportunities Fund           Seeks long-term capital appreciation by
                                                    investing in equity securities issued by
                                                    midcap value companies.

     TCW GALILEO FUND                               INVESTMENT OBJECTIVE
     ----------------                               ----------------------------------------
     DIVERSIFIED U.S. EQUITY FUNDS

     TCW Galileo Diversified Value Fund             Seeks capital appreciation by investing
                                                    in equity securities of large
                                                    capitalization companies.

     TCW Galileo Dividend Focused Fund              Seeks high level of dividend income by
                                                    investing in equity securities of
                                                    issuers which pay dividends.

     TCW Galileo Opportunity Fund                   Seeks capital appreciation by investing
                                                    in equity securities of small
                                                    capitalization companies.

     The TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Opportunity Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Value Added Fund, and the TCW Galileo Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. The TCW Galileo Diversified Value Fund, the TCW Galileo Growth Equities Fund and the TCW Galileo Large Cap Growth Fund offer two classes of shares: I Class and N Class. The other equity funds only offer I or N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

     The K Class shares are not currently available to the general public.

     Effective November 3, 2003, the TCW Galileo Income + Growth Fund changed its name to the TCW Galileo Dividend Focused Fund. Effective March 1, 2004, the TCW Galileo Small Cap Value Fund changed its name to the TCW Galileo Value Added Fund. There is no change in the investment objective for either fund.

     On March 1, 2004, the TCW Galileo Growth Equities Fund commenced operations.

     Effective January 2, 2004, the TCW Galileo Diversified Value Fund began offering I Class Shares.

     NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

     PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

     SECURITY VALUATIONS: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

     Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

     Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

     REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2004.

     SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term obligations.

     OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no options contracts entered into during the six months ended April 30, 2004.

     USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class. Please see Note 6.

     NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

     DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Convertible Securities Fund and the TCW Galileo Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

     NOTE 3 -- SECURITY LENDING

     The Funds listed below have outstanding securities on loan at April 30, 2004. The loans were collateralized with cash which were invested in short-term obligations. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                                   MARKET VALUE OF
                                                                  LOANED SECURITIES  COLLATERAL VALUE
                                                                  -----------------  ----------------
     TCW Galileo Aggressive Growth Equities Fund                      $   24,464        $   25,541
     TCW Galileo Convertible Securities Fund                               4,247             4,369
     TCW Galileo Dividend Focused Fund                                     8,022             8,290
     TCW Galileo Large Cap Growth Fund                                       377               389
     TCW Galileo Large Cap Value Fund                                      7,046             7,276
     TCW Galileo Opportunity Fund                                         11,278            11,809
     TCW Galileo Select Equities Fund                                    336,228           349,217
     TCW Galileo Small Cap Growth Fund                                    40,742            42,801
     TCW Galileo Value Added Fund                                          4,661             4,902
     TCW Galileo Value Opportunities Fund                                149,196           154,726

     NOTE 4 -- FEDERAL INCOME TAXES

     It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     At April 30, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                          TCW GALILEO      TCW GALILEO                     TCW GALILEO
                                                          AGGRESSIVE       CONVERTIBLE     TCW GALILEO      DIVIDEND
                                                            GROWTH         SECURITIES      DIVERSIFIED       FOCUSED
                                                         EQUITIES FUND        FUND         VALUE FUND         FUND
                                                         -------------     -----------    ------------     -----------
     Unrealized Appreciation                             $      58,359     $     3,058    $      2,277     $     8,157
     Unrealized (Depreciation)                                  (3,044)           (251)           (469)           (363)
                                                         -------------     -----------    ------------     -----------
     Net Unrealized Appreciation                         $      55,315     $     2,807    $      1,808     $     7,794
                                                         =============     ===========    ============     ===========
     Cost of Investments for Federal
       Income Tax Purposes                               $      81,615     $    24,265    $     32,214     $    54,227
                                                         =============     ===========    ============     ===========

                                                          TCW GALILEO      TCW GALILEO     TCW GALILEO     TCW GALILEO
                                                            FOCUSED          GROWTH          GROWTH         LARGE CAP
                                                           LARGE CAP        EQUITIES        INSIGHTS         GROWTH
                                                          VALUE FUND          FUND            FUND            FUND
                                                         -------------     -----------    ------------     -----------
     Unrealized Appreciation                             $         201     $       298    $        299     $     1,290
     Unrealized (Depreciation)                                     (64)           (357)           (137)            (43)
                                                         -------------     -----------    ------------     -----------
     Net Unrealized Appreciation
       (Depreciation)                                    $         137     $       (59)   $        162     $     1,247
                                                         =============     ===========    ============     ===========
     Cost of Investments for Federal
       Income Tax Purposes                               $       1,677     $     5,911    $      1,705     $     4,374
                                                         =============     ===========    ============     ===========

                                                                                           TCW GALILEO     TCW GALILEO
                                                          TCW GALILEO      TCW GALILEO       SELECT         SMALL CAP
                                                           LARGE CAP       OPPORTUNITY      EQUITIES         GROWTH
                                                          VALUE FUND          FUND            FUND            FUND
                                                         -------------     -----------    ------------     -----------
     Unrealized Appreciation                             $      22,461     $    11,014    $    654,329     $    62,616
     Unrealized (Depreciation)                                  (1,872)           (972)       (116,788)        (11,906)
                                                         -------------     -----------    ------------     -----------
     Net Unrealized Appreciation                         $      20,589     $    10,042    $    537,541     $    50,710
                                                         =============     ===========    ============     ===========
     Cost of Investments for Federal
       Income Tax Purposes                               $     104,846     $    59,822    $  3,032,543     $   173,309
                                                         =============     ===========    ============     ===========

                                                                                           TCW GALILEO
                                                          TCW GALILEO      TCW GALILEO        VALUE
                                                          TECHNOLOGY       VALUE ADDED    OPPORTUNITIES
                                                             FUND             FUND            FUND
                                                         -------------     -----------    -------------
     Unrealized Appreciation                             $         355     $     5,755    $     142,689
     Unrealized (Depreciation)                                     (43)         (1,400)         (28,129)
                                                         -------------     -----------    -------------
     Net Unrealized Appreciation                         $         312     $     4,355    $     114,560
                                                         =============     ===========    =============
     Cost of Investments for Federal
       Income Tax Purposes                               $         741     $    40,280    $   1,116,103
                                                         =============     ===========    =============

     At April 30, 2004, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                                          EXPIRING IN
                                                                    ---------------------------------------------------------------
                                                                      2006      2007      2008      2009        2010        2011
                                                                    -------   -------   -------   ---------   ---------   ---------
     TCW Galileo Aggressive Growth Equities Fund                    $    --   $    --   $    --   $  43,859   $  36,160   $   5,984
     TCW Galileo Convertible Securities Fund                             --        --        --      10,225       8,584          --
     TCW Galileo Diversified Value Fund                                  --       113*      306*         --         185          --
     TCW Galileo Focused Large Cap Value Fund                            --        --        --          39          90          66
     TCW Galileo Growth Insights Fund                                    --        --        --         427       1,051         443
     TCW Galileo Large Cap Growth Fund                                   --        --        --       5,690         596         431
     TCW Galileo Large Cap Value Fund                                    10     1,081       417       5,011      13,944      11,849
     TCW Galileo Select Equities Fund                                    --        --        --      96,926      14,594     198,888
     TCW Galileo Small Cap Growth Fund                                   --        --        --      76,526      83,521      27,310
     TCW Galileo Technology Fund                                         --        --        --         461         539          42
     TCW Galileo Value Opportunities Fund                                --        --        --          --      28,064      12,284

     *  SUBJECT TO LIMITATION IMPOSED BY THE INTERNAL REVENUE CODE SECTION 382.

     NOTE 5 -- FUND EXPENSES

     The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

          TCW Galileo Aggressive Growth Equities Fund                                                             1.00%
          TCW Galileo Convertible Securities Fund                                                                 0.75%
          TCW Galileo Diversified Value Fund                                                                      0.75%
          TCW Galileo Dividend Focused Fund                                                                       0.75%
          TCW Galileo Focused Large Cap Value Fund                                                                0.65%
          TCW Galileo Growth Equities Fund                                                                        1.00%
          TCW Galileo Growth Insights Fund                                                                        0.90%
          TCW Galileo Large Cap Growth Fund                                                                       0.55%
          TCW Galileo Large Cap Value Fund                                                                        0.55%
          TCW Galileo Opportunity Fund                                                                            0.90%
          TCW Galileo Select Equities Fund                                                                        0.75%
          TCW Galileo Small Cap Growth Fund                                                                       1.00%
          TCW Galileo Technology Fund                                                                             1.00%
          TCW Galileo Value Added Fund                                                                            1.00%
          TCW Galileo Value Opportunities Fund                                                                    0.80%

     The operating expenses for the funds (each share class) are limited to the average of the total expense ratios as reported by Lipper, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2004 the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

          TCW Galileo Aggressive Growth Equities Fund                                                             1.73%
          TCW Galileo Convertible Securities Fund                                                                 1.62%
          TCW Galileo Diversified Value Fund                                                                      1.46%
          TCW Galileo Dividend Focused Fund                                                                       1.47%
          TCW Galileo Focused Large Cap Value Fund                                                                1.41%
          TCW Galileo Growth Equities Fund                                                                        1.73%
          TCW Galileo Growth Insights Fund                                                                        1.73%
          TCW Galileo Large Cap Growth Fund                                                                       1.57%
          TCW Galileo Large Cap Value Fund                                                                        1.41%
          TCW Galileo Opportunity Fund                                                                            1.77%
          TCW Galileo Select Equities Fund                                                                        1.57%
          TCW Galileo Small Cap Growth Fund                                                                       1.70%
          TCW Galileo Technology Fund                                                                             2.10%
          TCW Galileo Value Added Fund                                                                            1.77%
          TCW Galileo Value Opportunities Fund                                                                    1.56%

     NOTE 6 -- DISTRIBUTION PLAN

     TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

     The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

     NOTE 7 -- PURCHASES AND SALES OF SECURITIES

     Investment transactions (excluding short-term investments) for the six months ended April 30, 2004, were as follows (amounts in thousands):

                                                TCW GALILEO         TCW GALILEO      TCW GALILEO    TCW GALILEO
                                             AGGRESSIVE GROWTH      CONVERTIBLE      DIVERSIFIED      DIVIDEND
                                               EQUITIES FUND      SECURITIES FUND    VALUE FUND     FOCUSED FUND
                                             -----------------    ---------------    -----------    ------------
     Purchases at Cost                       $          17,409    $        10,054    $    26,627    $     20,934
                                             =================    ===============    ===========    ============
     Sales Proceeds                          $          54,277    $        23,174    $     4,058    $      7,326
                                             =================    ===============    ===========    ============

                                               TCW GALILEO    TCW GALILEO
                                                 FOCUSED         GROWTH        TCW GALILEO     TCW GALILEO
                                                LARGE CAP       EQUITIES          GROWTH        LARGE CAP
                                                VALUE FUND        FUND        INSIGHTS FUND    GROWTH FUND
                                               -----------    -----------     -------------    -----------
     Purchases at Cost                         $     1,338    $      6,249    $       1,077    $     2,078
                                               ===========    ============    =============    ===========
     Sales Proceeds                            $       563    $        409    $       1,002    $     1,569
                                               ===========    ============    =============    ===========

                                               TCW GALILEO     TCW GALILEO     TCW GALILEO     TCW GALILEO
                                                LARGE CAP      OPPORTUNITY       SELECT         SMALL CAP
                                               VALUE FUND          FUND       EQUITIES FUND    GROWTH FUND
                                               -----------     -----------    -------------    -----------
     Purchases at Cost                         $    29,710    $     18,989    $     687,473    $    43,823
                                               ===========    ============    =============    ===========
     Sales Proceeds                            $    30,030    $     14,020    $     229,856    $    42,502
                                               ===========    ============    =============    ===========

                                                                               TCW GALILEO
                                               TCW GALILEO     TCW GALILEO        VALUE
                                                TECHNOLOGY     VALUE ADDED    OPPORTUNITIES
                                                  FUND             FUND           FUND
                                               -----------     -----------    -------------
     Purchases at Cost                         $       189    $     16,228    $     463,181
                                               ===========    ============    =============
     Sales Proceeds                            $       145    $     13,034    $     143,873
                                               ===========    ============    =============

     There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2004.

     NOTE 8 -- CAPITAL SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

                                                        SIX MONTHS ENDED
     TCW GALILEO AGGRESSIVE GROWTH                       APRIL 30, 2004                        YEAR ENDED
       EQUITIES FUND                                       (UNAUDITED)                      OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       514,525    $        6,417         4,884,087    $       44,646
     Shares Redeemed                                (3,039,879)          (38,408)       (4,511,825)          (40,709)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                        (2,525,354)   $      (31,991)          372,262    $        3,937
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO AGGRESSIVE GROWTH                       APRIL 30, 2004                        YEAR ENDED
       EQUITIES FUND                                      (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                     2,074,425    $       25,411         9,010,461    $       81,050
     Shares Redeemed                                (2,649,417)          (32,049)       (7,898,489)          (73,213)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                          (574,992)   $       (6,638)        1,111,972    $        7,837
                                                ==============    ==============    ==============    ==============

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                        SIX MONTHS ENDED                      OFFERING OF
     TCW GALILEO AGGRESSIVE GROWTH                       APRIL 30, 2004                 K CLASS SHARES) THROUGH
       EQUITIES FUND                                      (UNAUDITED)                       OCTOBER 31, 2003
     K CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                13    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                13    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                        SIX MONTHS ENDED
     TCW GALILEO CONVERTIBLE SECURITIES                  APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       148,159    $        1,325         7,493,434    $       54,755
     Shares Issued upon Reinvestment
       of Dividends                                     52,746               455           372,702             2,827
     Shares Redeemed                                (1,756,847)          (15,231)      (10,349,553)          (82,365)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                 (1,555,942)   $      (13,451)       (2,483,417)   $      (24,783)
                                                ==============    ==============    ==============    ==============

                                                         JANUARY 2, 2004
                                                        (COMMENCEMENT OF
                                                          OFFERING OF
                                                     I CLASS SHARES) THROUGH
     TCW GALILEO DIVERSIFIED VALUE                       APRIL 30, 2004
       FUND                                               (UNAUDITED)
     I CLASS                                    --------------------------------
                                                                      AMOUNT
                                                    SHARES        (IN THOUSANDS)
                                                --------------    --------------
     Shares Sold                                     2,145,637    $       25,065
     Shares Redeemed                                   (23,716)             (282)
                                                --------------    --------------
     Net Increase                                    2,121,921    $       24,783
                                                ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO DIVERSIFIED VALUE                       APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       557,673    $        6,286           305,900    $        2,751
     Shares Issued upon Reinvestment
       of Dividends                                        796                 8             3,817                32
     Shares Redeemed                                  (473,648)           (5,420)          (53,865)             (477)
                                                --------------    --------------    --------------    --------------
     Net Increase                                       84,821    $          874           255,852    $        2,306
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO DIVIDEND FOCUSED                        APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                     2,039,701    $       21,151           264,822    $        2,267
     Shares Issued upon Reinvestment
        of Dividends                                   269,527             2,577           339,546             2,828
     Shares Redeemed                                  (218,206)           (2,227)         (443,193)           (3,877)
                                                --------------    --------------    --------------    --------------
     Net Increase                                    2,091,022    $       21,501           161,175    $        1,218
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO FOCUSED LARGE CAP                       APRIL 30, 2004                        YEAR ENDED
        VALUE FUND                                        (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                        73,240    $          784                --    $           --
     Shares Issued upon Reinvestment
       of Dividends                                         --                --               273                 2
                                                --------------    --------------    --------------    --------------
     Net Increase                                       73,240    $          784               273    $            2
                                                ==============    ==============    ==============    ==============

                                                         MARCH 1, 2004
                                                        (COMMENCEMENT OF
                                                      OPERATIONS) THROUGH
     TCW GALILEO GROWTH                                  APRIL 30, 2004
       EQUITIES FUND                                      (UNAUDITED)
     I CLASS                                    --------------------------------
                                                                      AMOUNT
                                                    SHARES        (IN THOUSANDS)
                                                --------------    --------------
     Shares Sold                                       604,179    $        6,038
                                                --------------    --------------
     Net Increase                                      604,179    $        6,038
                                                ==============    ==============

                                                         MARCH 1, 2004
                                                        (COMMENCEMENT OF
                                                      OPERATIONS) THROUGH
     TCW GALILEO GROWTH                                  APRIL 30, 2004
       EQUITIES FUND                                      (UNAUDITED)
     N CLASS                                    --------------------------------
                                                                      AMOUNT
                                                    SHARES        (IN THOUSANDS)
                                                --------------    --------------
     Shares Sold                                            10    $           --(1)
                                                --------------    --------------
     Net Increase                                           10    $           --(1)
                                                ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                        SIX MONTHS ENDED
     TCW GALILEO GROWTH INSIGHTS                         APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                        13,496    $           87            19,912    $          105
     Shares Redeemed                                    (1,145)               (7)         (149,683)             (682)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                            12,351    $           80          (129,771)   $         (577)
                                                --------------    --------------    --------------    --------------

                                                        SIX MONTHS ENDED
     TCW GALILEO LARGE CAP                               APRIL 30, 2004                        YEAR ENDED
       GROWTH FUND                                        (UNAUDITED)                       OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       138,737    $        1,201           695,169    $        5,048
     Shares Redeemed                                  (159,452)           (1,407)       (1,267,880)           (8,962)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                    (20,715)   $         (206)         (572,711)   $       (3,914)
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO LARGE CAP                               APRIL 30, 2004                        YEAR ENDED
       GROWTH FUND                                        (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       102,434    $          898           465,769    $        3,304
     Shares Redeemed                                   (18,757)             (163)         (445,383)           (3,332)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                            83,677    $          735            20,386    $          (28)
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO LARGE CAP VALUE                         APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       688,248    $        8,865         2,356,314    $       25,372
     Shares Issued upon Reinvestment
       of Dividends                                     34,966               441            82,377               811
     Shares Redeemed                                  (769,381)          (10,083)       (5,088,107)          (47,933)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                    (46,167)   $         (777)       (2,649,416)   $      (21,750)
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO LARGE CAP VALUE                         APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       137,808    $        1,811           279,564    $        2,854
     Shares Issued upon Reinvestment
        of Dividends                                        --                --             1,275                12
     Shares Redeemed                                   (49,555)             (651)         (252,743)           (2,573)
                                                --------------    --------------    --------------    --------------
     Net Increase                                       88,253    $        1,160            28,096    $          293
                                                ==============    ==============    ==============    ==============

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                        SIX MONTHS ENDED                      OFFERING OF
     TCW GALILEO LARGE CAP VALUE                         APRIL 30, 2004                  K CLASS SHARES) THROUGH
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     K CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                10    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                10    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                        SIX MONTHS ENDED
     TCW GALILEO OPPORTUNITY                             APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       673,725    $        8,926           805,340    $        7,816
     Shares Issued upon Reinvestment
       of Dividends                                     12,612               157                --                --
     Shares Redeemed                                  (477,424)           (6,403)         (594,414)           (5,736)
                                                --------------    --------------    --------------    --------------
     Net Increase                                      208,913    $        2,680           210,926    $        2,080
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO OPPORTUNITY                             APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       477,367    $        6,384           280,219    $        3,063
     Shares Issued upon Reinvestment
       of Dividends                                     12,086               149                --                --
     Shares Redeemed                                  (202,198)           (2,586)         (519,543)           (5,184)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                           287,255    $        3,947          (239,324)   $       (2,121)
                                                ==============    ==============    ==============    ==============

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                        SIX MONTHS ENDED                      OFFERING OF
     TCW GALILEO OPPORTUNITY                             APRIL 30, 2004                  K CLASS SHARES) THROUGH
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     K CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                11    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                11    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                        SIX MONTHS ENDED
     TCW GALILEO SELECT EQUITIES                         APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                    34,250,935    $      592,672        62,289,108    $      875,628
     Shares Redeemed                               (19,145,017)         (332,490)      (31,734,195)         (417,945)
                                                --------------    --------------    --------------    --------------
     Net Increase                                   15,105,918    $      260,182        30,554,913    $      457,683
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO SELECT EQUITIES                         APRIL 30, 2004                        YEAR ENDED
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                    20,480,691    $      350,348        33,181,980    $      457,156
     Shares Redeemed                                (8,174,218)         (138,418)      (12,451,876)         (167,989)
                                                --------------    --------------    --------------    --------------
     Net Increase                                   12,306,473    $      211,930        20,730,104    $      289,167
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO SMALL CAP GROWTH                        APRIL 30, 2004                        YEAR ENDED
       FUND                                                (UNAUDITED)                      OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       755,463    $       11,603         6,604,896    $       75,286
     Shares Redeemed                                  (941,900)          (14,492)       (6,942,255)          (79,481)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                   (186,437)   $       (2,889)         (337,359)   $       (4,195)
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO SMALL CAP GROWTH                        APRIL 30, 2004                        YEAR ENDED
       FUND                                                (UNAUDITED)                      OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                     3,386,248    $       51,337         8,630,290    $      100,383
     Shares Redeemed                                (3,078,857)          (46,285)       (8,197,363)          (98,602)
                                                --------------    --------------    --------------    --------------
     Net Increase                                      307,391    $        5,052           432,927    $        1,781
                                                ==============    ==============    ==============    ==============

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                        SIX MONTHS ENDED                       OFFERING OF
     TCW GALILEO SMALL CAP GROWTH                        APRIL 30, 2004                  K CLASS SHARES) THROUGH
       FUND                                                (UNAUDITED)                       OCTOBER 31, 2003
     K CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                10    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                10    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                        SIX MONTHS ENDED
     TCW GALILEO TECHNOLOGY                              APRIL 30, 2004                        YEAR ENDED
       FUND                                                (UNAUDITED)                      OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                        24,853    $           87            38,487    $           97
     Shares Redeemed                                   (17,933)              (62)          (46,985)             (123)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                             6,920    $           25            (8,498)   $          (26)
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO VALUE ADDED                             APRIL 30, 2004                       YEAR ENDED
       FUND                                                (UNAUDITED)                      OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       561,154    $        8,308         1,754,040    $       16,942
     Shares Issued upon Reinvestment
       of Dividends                                     20,272               291                --                --
     Shares Redeemed                                  (355,775)           (5,225)         (609,997)           (5,907)
                                                --------------    --------------    --------------    --------------
     Net Increase                                      225,651    $        3,374         1,144,043    $       11,035
                                                ==============    ==============    ==============    ==============

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                        SIX MONTHS ENDED                       OFFERING OF
     TCW GALILEO VALUE ADDED                             APRIL 30, 2004                 K CLASS SHARES) THROUGH
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     K CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                12    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                12    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                        SIX MONTHS ENDED
     TCW GALILEO VALUE OPPORTUNITIES                     APRIL 30, 2004                        YEAR ENDED
       FUND                                                (UNAUDITED)                      OCTOBER 31, 2003
     I CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                    18,440,222    $      384,245        21,680,648    $      353,975
     Shares Redeemed                                (7,562,872)         (157,320)      (14,329,637)         (218,192)
                                                --------------    --------------    --------------    --------------
     Net Increase                                   10,877,350    $      226,925         7,351,011    $      135,783
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
     TCW GALILEO VALUE OPPORTUNITIES                     APRIL 30, 2004                       YEAR ENDED
       FUND                                                (UNAUDITED)                      OCTOBER 31, 2003
     N CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                     6,356,411    $      132,775         6,185,032    $       94,126
     Shares Redeemed                                (1,154,612)          (23,886)       (5,355,686)          (76,510)
                                                --------------    --------------    --------------    --------------
     Net Increase                                    5,201,799    $      108,889           829,346    $       17,616
                                                ==============    ==============    ==============    ==============

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                        SIX MONTHS ENDED                       OFFERING OF
     TCW GALILEO VALUE OPPORTUNITIES                     APRIL 30, 2004                 K CLASS SHARES) THROUGH
       FUND                                               (UNAUDITED)                       OCTOBER 31, 2003
     K CLASS                                    --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                 8    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                 8    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

     There were no transactions in the TCW Galileo Select Equities Fund's K Class shares and the TCW Galileo Value Added Fund's N Class shares during the six months ended April 30, 2004 and the year ended October 31, 2003.

     NOTE 9 -- RESTRICTED SECURITIES

     The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2004.

TCW Galileo Aggressive Growth Equities Fund

Financial Highlights -- I Class

                                                   SIX MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2004      ----------------------------------------------------------
                                                  (UNAUDITED)          2003        2002        2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $        11.55      $    7.80   $  10.14    $   28.11    $   22.29   $   11.35
                                                 --------------      ---------   --------    ---------    ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                  (0.05)         (0.10)     (0.11)       (0.13)       (0.25)      (0.14)
Net Realized and Unrealized Gain (Loss)
   on Investments                                          0.53           3.85      (2.23)      (16.92)        8.80       12.68
                                                 --------------      ---------   --------    ---------    ---------   ---------
Total from Investment Operations                           0.48           3.75      (2.34)      (17.05)        8.55       12.54
                                                 --------------      ---------   --------    ---------    ---------   ---------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                         --             --         --        (0.92)       (2.73)      (1.60)
                                                 --------------      ---------   --------    ---------    ---------   ---------
Net Asset Value per Share, End of Period         $        12.03      $   11.55   $   7.80    $   10.14    $   28.11   $   22.29
                                                 ==============      =========   ========    =========    =========   =========
Total Return                                               4.16%(2)      48.08%    (23.08)%     (62.42)%      40.14%     121.34%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $       67,207      $  93,689   $ 60,328    $  91,698    $ 254,452   $ 168,193
Ratio of Expenses to Average Net Assets                    1.23%(1)       1.25%      1.22%        1.18%        1.13%       1.14%
Ratio of Net Investment (Loss) to Average
   Net Assets                                             (1.06)%(1)     (1.09)%    (1.06)%      (0.83)%      (0.82)%     (0.79)%
Portfolio Turnover Rate                                   13.40%(2)      45.52%     20.92%       25.47%       44.85%      64.12%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                  MARCH 1, 1999
                                                                                                                  (COMMENCEMENT
                                          SIX MONTHS                                                              OF OFFERING OF
                                            ENDED                       YEAR ENDED OCTOBER 31,                   N CLASS SHARES)
                                        APRIL 30, 2004      -----------------------------------------------          THROUGH
                                         (UNAUDITED)          2003        2002       2001           2000         OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
   of Period                            $        11.35      $    7.69   $  10.05   $   28.01      $   22.27       $  16.07
                                        --------------      ---------   --------   ---------      ---------       --------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net Investment (Loss)(5)                         (0.08)         (0.14)     (0.14)      (0.18)         (0.35)         (0.12)
Net Realized and Unrealized Gain
   (Loss) on Investments                          0.53           3.80      (2.22)     (16.86)          8.82           6.32
                                        --------------      ---------   --------   ---------      ---------       --------
Total from Investment Operations                  0.45           3.66      (2.36)     (17.04)          8.47           6.20
                                        --------------      ---------   --------   ---------      ---------       --------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                --             --         --       (0.92)         (2.73)            --
                                        --------------      ---------   --------   ---------      ---------       --------
Net Asset Value per Share, End of
   Period                               $        11.80      $   11.35   $   7.69   $   10.05      $   28.01       $  22.27
                                        ==============      =========   ========   =========      =========       ========
Total Return                                      3.96%(4)      47.60%    (23.41)%    (62.63)%        39.68%         38.58%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   thousands)                           $       42,305      $  47,211   $ 23,443   $  23,018      $  43,578       $  2,367
Ratio of Expenses to Average Net
   Assets                                         1.60%(2)       1.66%      1.62%       1.57%(3)       1.48%(3)       1.47%(2)(3)
Ratio of Net Investment (Loss) to
   Average Net Assets                            (1.43)%(2)     (1.50)%    (1.46)%     (1.22)%        (1.15)%        (0.92)%(2)
Portfolio Turnover Rate                          13.40%(4)      45.52%     20.92%      25.47%         44.85%         64.12%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.57% (THE REIMBURSEMENT IS LESS THAN 0.01%) AND 1.53% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 6.83% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                             NOVEMBER 1, 2002
                                                                             (COMMENCEMENT OF
                                                        SIX MONTHS             OFFERING OF
                                                          ENDED              K CLASS SHARES)
                                                      APRIL 30, 2004             THROUGH
                                                       (UNAUDITED)           OCTOBER 31, 2003
---------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period        $        11.55         $           7.80
                                                      --------------         ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                       (0.07)                   (0.11)
Net Realized and Unrealized Gain on Investments                 0.55                     3.86
                                                      --------------         ----------------
Total from Investment Operations                                0.48                     3.75
                                                      --------------         ----------------
Net Asset Value per Share, End of Period              $        12.03         $          11.55
                                                      ==============         ================
Total Return                                                    4.16%(3)                48.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)           $           --         $             --
Ratio of Expenses to Average Net Assets                         1.73%(1)(2)              1.74%(2)
Ratio of Net Investment (Loss) to Average Net Assets           (1.07)%(1)               (1.11)%
Portfolio Turnover Rate                                        13.40%(3)                45.52%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 3,829.50% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 2.25% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Convertible Securities Fund

Financial Highlights -- I Class

                                                   SIX MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2004      ----------------------------------------------------------
                                                  (UNAUDITED)          2003      2002(2)       2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $         8.31      $    7.03   $   8.98    $   15.17    $   12.66   $   10.53
                                                 --------------      ---------   --------    ---------    ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                   0.10           0.31       0.44         0.44         0.40        0.41
Net Realized and Unrealized Gain (Loss)
   on Investments                                          0.34           1.33      (1.96)       (4.31)        3.63        2.56
                                                 --------------      ---------   --------    ---------    ---------   ---------
Total from Investment Operations                           0.44           1.64      (1.52)       (3.87)        4.03        2.97
                                                 --------------      ---------   --------    ---------    ---------   ---------
LESS DISTRIBUTIONS:

Distributions from Net Investment Income                  (0.16)         (0.36)     (0.43)       (0.48)       (0.45)      (0.34)
Distributions from Net Realized Gain                         --             --         --        (1.84)       (1.07)      (0.50)
                                                 --------------      ---------   --------    ---------    ---------   ---------
Total Distributions                                       (0.16)         (0.36)     (0.43)       (2.32)       (1.52)      (0.84)
                                                 --------------      ---------   --------    ---------    ---------   ---------
Net Asset Value per Share, End of Period         $         8.59      $    8.31   $   7.03    $    8.98    $   15.17   $   12.66
                                                 ==============      =========   ========    =========    =========   =========
Total Return                                               5.23%(3)      23.92%    (17.54)%     (28.37)%      33.59%      29.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $       22,479      $  34,658   $ 46,817    $  51,388    $  73,628   $  49,830
Ratio of Expenses to Average Net Assets                    1.18%(1)       1.03%      1.11%        1.04%        1.06%       1.03%
Ratio of Net Investment Income to Average Net
   Assets                                                  2.22%(1)       4.02%      5.32%        4.05%        2.64%       3.53%
Portfolio Turnover Rate                                   32.42%(3)     179.64%    146.10%      169.18%      193.02%     150.91%

(1)  ANNUALIZED.
(2) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Diversified Value Fund

Financial Highlights -- I Class

                                                                JANUARY 2, 2004
                                                                (COMMENCEMENT OF
                                                                  OFFERING OF
                                                                I CLASS SHARES)
                                                                    THROUGH
                                                                 APRIL 30, 2004
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                  $          11.27
                                                                ----------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                                      --(3)
Net Realized and Unrealized Gain on Investments                             0.46
                                                                ----------------
Total from Investment Operations                                            0.46
                                                                ----------------
Net Asset Value per Share, End of Period                        $          11.73
                                                                ================
Total Return                                                                4.08%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                        $         24,882
Ratio of Expenses to Average Net Assets                                     1.20%(2)
Ratio of Net Investment Income to Average Net Assets                          --(2)(3)
Portfolio Turnover Rate                                                    22.34%(1)

(1) FOR THE PERIOD JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3)  AMOUNT ROUNDS TO LESS THAN $0.01 OR 0.01%.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                 SIX MONTHS
                                   ENDED              YEAR ENDED       DECEMBER 1, 2001
                               APRIL 30, 2004         OCTOBER 31,          THROUGH
                                (UNAUDITED)              2003          OCTOBER 31, 2002
---------------------------------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period         $        10.61         $      8.23      $          10.16
                               --------------         -----------      ----------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net Investment Income (Loss)               --(5)(6)          0.01(6)               0.07(6)
Net Realized and Unrealized
   Gain (Loss) on
   Investments                           1.12                2.44                 (1.99)
                               --------------         -----------      ----------------
Total from Investment
   Operations                            1.12                2.45                 (1.92)
                               --------------         -----------      ----------------
LESS DISTRIBUTIONS:
Distributions from Net
   Investment Income                    (0.01)              (0.07)                (0.01)
                               --------------         -----------      ----------------
Net Asset Value per Share,
   End of Period               $        11.72         $     10.61      $           8.23
                               ==============         ===========      ================
Total Return                            10.59%(4)           29.99%               (18.87)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)              $        9,529         $     7,729      $          3,888
Ratio of Expenses to
   Average Net Assets                    1.44%(2)(3)         1.34%(3)              0.67%(2)(3)
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets                   (0.01)%(2)           0.14%                 0.76%(2)
Portfolio Turnover Rate                 22.34%(4)           38.33%                32.26%(1)

                                                                        JANUARY 2, 1998
                                           YEAR ENDED                    (COMMENCEMENT
                                          NOVEMBER 30,                   OF OPERATIONS)
                               ---------------------------------            THROUGH
                               2001(8)      2000(8)      1999(8)      NOVEMBER 30, 1998(8)
------------------------------------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period         $ 10.21      $  9.31      $  8.70        $         9.12
                               -------      -------      -------        --------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net Investment Income (Loss)      0.02         0.06         0.09                  0.08
Net Realized and Unrealized
   Gain (Loss) on
   Investments                   (0.04)        0.89         0.61                 (0.45)
                               -------      -------      -------        --------------
Total from Investment
   Operations                    (0.02)        0.95         0.70                 (0.37)
                               -------      -------      -------        --------------
LESS DISTRIBUTIONS:
Distributions from Net
   Investment Income             (0.03)       (0.05)       (0.09)                (0.05)
                               -------      -------      -------        --------------
Net Asset Value per Share,
   End of Period               $ 10.16      $ 10.21      $  9.31        $         8.70
                               =======      =======      =======        ==============
Total Return                     (0.29)%      10.21%        8.14%                (4.08)%(7)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)              $ 5,098      $ 6,305      $ 8,343        $       12,044
Ratio of Expenses to
   Average Net Assets             1.22%(3)     1.22%(3)     1.22%(3)              1.11%(3)(7)
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets             0.20%        0.51%        0.96%                 0.85%(7)
Portfolio Turnover Rate             34%          83%          52%                   67%(7)

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002, FOR THE YEAR ENDED OCTOBER 31, 2003 AND FOR THE SIX MONTHS ENDED APRIL 30, 2004. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.83% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 2.43% FOR THE YEAR ENDED OCTOBER 31, 2003, 3.21% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002, 3.04%, 2.88% AND 2.41% FOR THE YEARS ENDED NOVEMBER 30, 2001, 2000, AND 1999, RESPECTIVELY, AND 1.77% FOR THE PERIOD JANUARY 2, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNT ROUNDS TO LESS THAN $0.01.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(7)  NOT ANNUALIZED.
(8) REFLECTS THE A CLASS OF THE FORMER SG COWEN LARGE CAP VALUE FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Dividend Focused Fund

Financial Highlights -- N Class

                         SIX MONTHS
                           ENDED           YEAR ENDED       DECEMBER 1, 2001                  YEAR ENDED NOVEMBER 30,
                       APRIL 30, 2004      OCTOBER 31,          THROUGH              -----------------------------------------
                        (UNAUDITED)           2003          OCTOBER 31, 2002         2001(6)    2000(6)    1999(6)    1998(6)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per
   Share, Beginning
   of Period           $        10.12      $      8.92      $          10.63         $  10.40   $   8.35   $   9.19   $  10.83
                       --------------      -----------      ----------------         --------   --------   --------   --------
INCOME (LOSS) FROM
   INVESTMENT
   OPERATIONS:
Net Investment Income            0.04(5)          0.10(5)               0.11(5)          0.10       0.13       0.19       0.22
Net Realized and
   Unrealized Gain
   (Loss) on
   Investments                   0.88             2.13                 (1.27)            0.58       2.44      (0.28)      0.14
                       --------------      -----------      ----------------         --------   --------   --------   --------
Total from Investment
   Operations                    0.92             2.23                 (1.16)            0.68       2.57      (0.09)      0.36
                       --------------      -----------      ----------------         --------   --------   --------   --------
LESS DISTRIBUTIONS:
Distributions from
   Net Investment
   Income                       (0.06)           (0.12)                (0.11)           (0.12)     (0.15)     (0.20)     (0.22)
Distributions from
   Net Realized Gain            (0.82)           (0.91)                (0.44)           (0.33)     (0.37)     (0.55)     (1.78)
                       --------------      -----------      ----------------         --------   --------   --------   --------
Total Distributions             (0.88)           (1.03)                (0.55)           (0.45)     (0.52)     (0.75)     (2.00)
                       --------------      -----------      ----------------         --------   --------   --------   --------
Net Asset Value per
   Share, End of
   Period              $        10.16      $     10.12      $           8.92         $  10.63   $  10.40   $   8.35   $   9.19
                       ==============      ===========      ================         ========   ========   ========   ========
Total Return                     9.62%(4)        27.59%               (11.48)%(1)        6.72%     33.04%      3.98%     (1.12)%
RATIOS/SUPPLEMENTAL
   DATA:
Net Assets, End of
   Period (in
   thousands)          $       53,342      $    31,949      $         26,718         $ 34,578   $ 34,657   $ 34,116   $ 44,643
Ratio of Expenses to
   Average Net Assets            1.38%(2)         1.39%(3)              1.15%(2)(3)      1.43%      1.36%      1.33%      1.20%(3)
Ratio of Net
   Investment Income
   to Average Net
   Assets                        0.88%(2)         1.13%                 1.18%(2)         0.98%      1.45%      2.18%      2.22%
Portfolio Turnover
   Rate                         20.26%(4)        33.22%                60.23%(1)            1%        73%        71%        62%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND FOR THE YEAR ENDED OCTOBER 31, 2003. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.52% FOR THE YEAR ENDED OCTOBER 31, 2003, 1.53% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.25% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN INCOME + GROWTH FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Focused Large Cap Value Fund

Financial Highlights -- N Class

                                                                                                            MARCH 1, 2001
                                                               SIX MONTHS              YEAR ENDED           (COMMENCEMENT
                                                                 ENDED                 OCTOBER 31,          OF OPERATIONS)
                                                             APRIL 30, 2004       ----------------------       THROUGH
                                                              (UNAUDITED)           2003          2002     OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period               $         9.51       $   7.50      $   8.80   $          10.00
                                                             --------------       --------      --------   ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(6)                                       (0.01)            --(5)       0.01              (0.03)
Net Realized and Unrealized Gain (Loss) on Investments                 0.64           2.03         (1.31)             (1.17)
                                                             --------------       --------      --------   ----------------
Total from Investment Operations                                       0.63           2.03         (1.30)             (1.20)
                                                             --------------       --------      --------   ----------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                 --          (0.02)           --                 --
                                                             --------------       --------      --------   ----------------
Net Asset Value per Share, End of Period                     $        10.14       $   9.51      $   7.50   $           8.80
                                                             ==============       ========      ========   ================
Total Return                                                           6.62%(4)      27.13%       (14.77)%           (12.00)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                     $        1,806       $    996      $    784   $            919
Ratio of Expenses to Average Net Assets(3)                             1.40%(2)       1.40%         1.38%              1.49%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.19)%(2)      0.04%         0.06%             (0.44)%(2)
Portfolio Turnover Rate                                               37.46%(4)      68.28%        71.03%             83.29%(1)

(1) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSE OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.71% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 7.37% AND 6.93% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY, AND 10.29% FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNT ROUNDS TO LESS THAN $0.01.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Growth Equities Fund

Financial Highlights -- I Class

                                                                  MARCH 1, 2004
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                    THROUGH
                                                                 APRIL 30, 2004
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                    $      10.00
                                                                  ------------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                                 (0.03)
Net Realized and Unrealized (Loss) on Investments                        (0.12)
                                                                  ------------
Total from Investment Operations                                         (0.15)
                                                                  ------------
Net Asset Value per Share, End of Period                          $       9.85
                                                                  ============
Total Return                                                             (1.50)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                          $      5,953
Ratio of Expenses to Average Net Assets(3)                                1.72%(2)
Ratio of Net Investment (Loss) to Average Net Assets                     (1.56)%(2)
Portfolio Turnover Rate                                                   7.00%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 3.59% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2004.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                  MARCH 1, 2004
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                    THROUGH
                                                                 APRIL 30, 2004
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                    $      10.00
                                                                  ------------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                 (0.03)
Net Realized and Unrealized (Loss) on Investments                        (0.12)
                                                                  ------------
Total from Investment Operations                                         (0.15)
                                                                  ------------
Net Asset Value per Share, End of Period                          $       9.85
                                                                  ============
Total Return                                                             (1.50)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                          $         --(4)
Ratio of Expenses to Average Net Assets(3)                                1.72%(2)
Ratio of Net Investment (Loss) to Average Net Assets                     (1.64)%(2)
Portfolio Turnover Rate                                                   7.00%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.97% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2004.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Growth Insights Fund

Financial Highlights -- N Class

                                                                                                           DECEMBER 1, 2000
                                                               SIX MONTHS              YEAR ENDED           (COMMENCEMENT
                                                                 ENDED                 OCTOBER 31,          OF OPERATIONS)
                                                             APRIL 30, 2004       ----------------------       THROUGH
                                                              (UNAUDITED)           2003          2002     OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period               $         6.21       $   4.65      $   6.36   $          10.00
                                                             --------------       --------      --------   ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                              (0.04)         (0.07)        (0.09)             (0.10)
Net Realized and Unrealized Gain (Loss) on Investments                (0.08)          1.63         (1.62)             (3.54)
                                                             --------------       --------      --------   ----------------
Total from Investment Operations                                      (0.12)          1.56         (1.71)             (3.64)
                                                             --------------       --------      --------   ----------------
Net Asset Value per Share, End of Period                     $         6.09       $   6.21      $   4.65   $           6.36
                                                             ==============       ========      ========   ================
Total Return                                                          (1.93)%(4)     33.55%       (26.89)%           (36.40)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                     $        1,844       $  1,804      $  1,953   $          3,015
Ratio of Expenses to Average Net Assets(3)                             1.73%(2)       1.76%         1.66%              1.60%(2)
Ratio of Net Investment (Loss) to Average Net Assets                  (1.39)%(2)     (1.29)%       (1.39)%            (1.32)%(2)
Portfolio Turnover Rate                                               53.55%(4)      41.99%       167.56%            138.34%(1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.33% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 4.02% AND 2.83% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY, AND 4.63% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Growth Fund

Financial Highlights -- I Class

                                            SIX MONTHS
                                              ENDED                                   YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2004         -----------------------------------------------------------------
                                           (UNAUDITED)             2003           2002          2001           2000        1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
   Period                                 $         8.30         $    6.71      $   8.63      $   17.97      $   16.58   $   11.18
                                          --------------         ---------      --------      ---------      ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                           (0.03)            (0.03)        (0.04)         (0.09)         (0.09)      (0.09)
Net Realized and Unrealized Gain (Loss)
   on Investments                                   0.36              1.62         (1.88)         (7.85)          2.42        6.00
                                          --------------         ---------      --------      ---------      ---------   ---------
Total from Investment Operations                    0.33              1.59         (1.92)         (7.94)          2.33        5.91
                                          --------------         ---------      --------      ---------      ---------   ---------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                  --                --            --          (1.40)         (0.94)      (0.51)
                                          --------------         ---------      --------      ---------      ---------   ---------
Net Asset Value per Share, End of Period  $         8.63         $    8.30      $   6.71      $    8.63      $   17.97   $   16.58
                                          ==============         =========      ========      =========      =========   =========
Total Return                                        3.98%(3)         23.70%       (22.25)%       (47.53)%        13.97%      54.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)  $        4,052         $   4,071      $  7,138      $  12,889      $  26,247   $  23,164
Ratio of Expenses to Average Net Assets             1.61%(1)(2)       1.57%(2)      1.49%(2)       1.45%(2)       1.04%       1.30%
Ratio of Net Investment (Loss) to Average
   Net Assets                                      (0.69)%(1)        (0.44)%       (0.52)%        (0.84)%        (0.46)%     (0.64)%
Portfolio Turnover Rate                            30.66%(3)        190.83%        33.31%        134.42%        113.62%      78.02%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 2.94% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 2.64%, 1.79% AND 1.51% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Growth Fund

Financial Highlights -- N Class

                                                                                                                 MARCH 1, 1999
                                                                                                               (COMMENCEMENT OF
                                              SIX MONTHS                                                         OFFERING OF
                                                ENDED                       YEAR ENDED OCTOBER 31,              N CLASS SHARES)
                                            APRIL 30, 2004      --------------------------------------------       THROUGH
                                             (UNAUDITED)          2003        2002        2001        2000     OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period                      $         8.26      $   6.69    $   8.60    $  17.91    $  16.60   $          13.70
                                            --------------      --------    --------    --------    --------   ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                             (0.03)        (0.03)      (0.04)      (0.09)      (0.17)             (0.08)
Net Realized and Unrealized Gain (Loss)
   on Investments                                     0.35          1.60       (1.87)      (7.82)       2.42               2.98
                                            --------------      --------    --------    --------    --------   ----------------
Total from Investment Operations                      0.32          1.57       (1.91)      (7.91)       2.25               2.90
                                            --------------      --------    --------    --------    --------   ----------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                    --            --          --       (1.40)      (0.94)                --
                                            --------------      --------    --------    --------    --------   ----------------
Net Asset Value per Share, End of Period    $         8.58      $   8.26    $   6.69    $   8.60    $  17.91   $          16.60
                                            ==============      ========    ========    ========    ========   ================
Total Return                                          3.87%(4)     23.47%     (22.21)%    (47.55)%     13.58%             21.17%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $        1,155      $    420    $    204    $    249    $    317   $             86
Ratio of Expenses to Average Net Assets(3)            1.61%(2)      1.58%       1.49%       1.45%       1.40%              1.46%(2)
Ratio of Net Investment (Loss) to Average
   Net Assets                                        (0.69)%(2)    (0.35)%     (0.48)%     (0.82)%     (0.86)%            (0.74)%(2)
Portfolio Turnover Rate                              30.66%(4)    190.83%      33.31%     134.42%     113.62%             78.02%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 8.56% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 9.20%, 20.77%, 14.46% AND 13.96% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001 AND 2000, RESPECTIVELY, AND 392.27% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Value Fund

Financial Highlights -- I Class

                                                SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2004     -----------------------------------------------------------------
                                                (UNAUDITED)          2003        2002          2001           2000        1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                      $        12.09     $      9.75  $     10.99   $     14.12   $     11.82  $     10.12
                                              --------------     -----------  -----------   -----------   -----------  -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                0.04            0.08         0.09          0.08          0.10         0.09
Net Realized and Unrealized Gain (Loss)
   on Investments                                       0.79            2.36        (1.25)        (3.12)         2.31         1.66
                                              --------------     -----------  -----------   -----------   -----------  -----------
Total from Investment Operations                        0.83            2.44        (1.16)        (3.04)         2.41         1.75
                                              --------------     -----------  -----------   -----------   -----------  -----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income               (0.07)          (0.10)       (0.08)        (0.09)        (0.11)       (0.05)
                                              --------------     -----------  -----------   -----------   -----------  -----------
Net Asset Value per Share, End of Period      $        12.85     $     12.09  $      9.75   $     10.99   $     14.12  $     11.82
                                              ==============     ===========  ===========   ===========   ===========  ===========
Total Return                                            6.83%(2)       25.26%      (10.68)%      (21.62)%       20.46%       17.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $      113,925     $   107,731  $   112,716   $   137,425   $   134,388  $    66,234
Ratio of Expenses to Average Net Assets                 0.75%(1)        0.79%        0.72%         0.72%         0.79%        0.85%
Ratio of Net Investment Income to Average
  Net Assets                                            0.67%(1)        0.74%        0.80%         0.67%         0.75%        0.79%
Portfolio Turnover Rate                                25.10%(2)       60.52%       57.35%        82.83%       108.54%      142.36%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Value Fund

Financial Highlights -- N Class

                                                                                                                  MARCH 1, 1999
                                                                                                                (COMMENCEMENT OF
                                              SIX MONTHS                                                          OFFERING OF
                                                ENDED                        YEAR ENDED OCTOBER 31,              N CLASS SHARES)
                                            APRIL 30, 2004       --------------------------------------------       THROUGH
                                             (UNAUDITED)           2003        2002        2001        2000     OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                       $        12.05       $   9.72    $  10.95    $  14.10    $  11.79   $          11.07
                                            --------------       --------    --------    --------    --------   ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(6)                                --(5)        0.01        0.01          --(5)     0.02               0.06
Net Realized and Unrealized Gain (Loss)
   on Investments                                     0.79           2.36       (1.24)      (3.12)       2.34               0.66
                                            --------------       --------    --------    --------    --------   ----------------
Total from Investment Operations                      0.79           2.37       (1.23)      (3.12)       2.36               0.72
                                            --------------       --------    --------    --------    --------   ----------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                --          (0.04)         --       (0.03)      (0.05)                --
                                            --------------       --------    --------    --------    --------   ----------------
Net Asset Value per Share, End of Period    $        12.84       $  12.05    $   9.72    $  10.95    $  14.10   $          11.79
                                            ==============       ========    ========    ========    ========   ================
Total Return                                          6.56%(4)      24.48%     (11.23)%    (22.19)%     20.04%              6.51%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $        5,304       $  3,916    $  2,885    $  2,631    $  3,829   $             58
Ratio of Expenses to Average Net Assets(3)            1.40%(2)       1.40%       1.38%       1.40%       1.28%              1.46%(2)
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                   --(2)(5)     0.07%       0.13%      (0.01)%      0.13%              0.71%(2)
Portfolio Turnover Rate                              25.10%(4)      60.52%      57.35%      82.83%     108.54%            142.36%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.85% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 2.42%, 2.32%, 1.90%, 5.05% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, 2000,
     RESPECTIVELY, AND 163.61% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNT ROUNDS TO LESS THAN $0.01 OR 0.01%.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE  ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                         NOVEMBER 1, 2002
                                                                                         (COMMENCEMENT OF
                                                                      SIX MONTHS           OFFERING OF
                                                                         ENDED           K CLASS SHARES)
                                                                    APRIL 30, 2004           THROUGH
                                                                      (UNAUDITED)        OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $        12.09       $           9.75
                                                                    --------------       ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(5)                                               0.04                  (0.03)
Net Realized and Unrealized Gain on Investments                               0.79                   2.37
                                                                    --------------       ----------------
Total from Investment Operations                                              0.83                   2.34
                                                                    --------------       ----------------
Net Asset Value per Share, End of Period                            $        12.92       $          12.09
                                                                    ==============       ================
Total Return                                                                  6.86%(3)              24.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                         $           --       $             --
Ratio of Expenses to Average Net Assets(2)                                    1.40%(1)               1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets                   0.65%(1)              (0.24)%
Portfolio Turnover Rate                                                      25.10%(3)              60.52%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 4,501.78% FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND 2.19% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Opportunity Fund

Financial Highlights -- I Class

                                       SIX MONTHS
                                         ENDED            YEAR ENDED       DECEMBER 1, 2001
                                     APRIL 30, 2004       OCTOBER 31,          THROUGH
                                       (UNAUDITED)           2003          OCTOBER 31, 2002
-------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                $        12.00       $      8.70      $          10.41
                                     --------------       -----------      ----------------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)                         (0.03)(5)         (0.04)(5)             (0.03)(5)
Net Realized and Unrealized
  Gain (Loss) on Investments                   1.02              3.34                 (1.07)
                                     --------------       -----------      ----------------
Total from Investment Operations               0.99              3.30                 (1.10)
                                     --------------       -----------      ----------------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                               (0.08)               --                 (0.61)
                                     --------------       -----------      ----------------
Net Asset Value per Share,
  End of Period                      $        12.91       $     12.00      $           8.70
                                     ==============       ===========      ================
Total Return                                   8.29%(4)         37.93%               (11.36)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                     $       27,902       $    23,417      $         15,150
Ratio of Expenses to Average
  Net Assets                                   1.29%(2)          1.40%                 1.15%(2)(3)
Ratio of Net Investment (Loss)
  to Average Net Assets                       (0.51)%(2)        (0.41)%               (0.27)%(2)
Portfolio Turnover Rate                       27.86%(4)         55.68%                41.83%(1)

                                                YEAR ENDED NOVEMBER 30,
                                     --------------------------------------------
                                      2001(6)     2000(6)     1999(6)     1998(6)
---------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                $   9.30    $   7.03    $   5.91    $   9.63
                                     --------    --------    --------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)                   (0.03)      (0.02)      (0.02)      (0.02)
Net Realized and Unrealized
  Gain (Loss) on Investments             1.43        2.29        1.14       (2.00)
                                     --------    --------    --------    --------
Total from Investment Operations         1.40        2.27        1.12       (2.02)
                                     --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                         (0.29)         --          --       (1.70)
                                     --------    --------    --------    --------
Net Asset Value per Share,
  End of Period                      $  10.41    $   9.30    $   7.03    $   5.91
                                     ========    ========    ========    ========
Total Return                            15.38%      32.32%      19.04%     (24.71)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                     $ 10,055    $  8,631    $  9,339    $ 19,951
Ratio of Expenses to Average
  Net Assets                             1.27%       1.30%       1.27%       1.14%(3)
Ratio of Net Investment (Loss)
  to Average Net Assets                 (0.35)%     (0.21)%     (0.35)%     (0.34)%
Portfolio Turnover Rate                   111%        164%        150%        124%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.31% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.15% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE I CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                       SIX MONTHS
                                         ENDED            YEAR ENDED       DECEMBER 1, 2001
                                     APRIL 30, 2004       OCTOBER 31,          THROUGH
                                       (UNAUDITED)           2003          OCTOBER 31, 2002
-------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                $        11.96       $      8.69       $          10.43
                                     --------------       -----------       ----------------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)                         (0.06)(5)         (0.05)(5)              (0.04)(5)
Net Realized and Unrealized
  Gain (Loss) on Investments                   1.03              3.32                  (1.09)
                                     --------------       -----------       ----------------
Total from Investment Operations               0.97              3.27                  (1.13)
                                     --------------       -----------       ----------------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                               (0.08)               --                  (0.61)
                                     --------------       -----------       ----------------
Net Asset Value per Share,
  End of Period                      $        12.85       $     11.96       $           8.69
                                     ==============       ===========       ================
Total Return                                   8.14%(4)         37.63%                (11.46)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                     $       29,520       $    24,042       $         19,551
Ratio of Expenses to Average
  Net Assets                                   1.63%(2)          1.50%(3)               1.31%(2)(3)
Ratio of Net Investment (Loss)
  to Average Net Assets                       (0.86)%(2)        (0.51)%                (0.43)%(2)
Portfolio Turnover Rate                       27.86%(4)         55.68%                 41.83%(1)

                                                YEAR ENDED NOVEMBER 30,
                                     --------------------------------------------
                                     2001(6)     2000(6)     1999(6)     1998(6)
---------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                $   9.38    $   7.11    $   6.00    $   9.83
                                     --------    --------    --------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)                   (0.08)      (0.05)      (0.04)      (0.05)
Net Realized and Unrealized
  Gain (Loss) on Investments             1.43        2.32        1.15       (2.03)
                                     --------    --------    --------    --------
Total from Investment Operations         1.35        2.27        1.11       (2.08)
                                     --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                         (0.30)         --          --       (1.75)
                                     --------    --------    --------    --------
Net Asset Value per Share,
  End of Period                      $  10.43    $   9.38    $   7.11    $   6.00
                                     ========    ========    ========    ========
Total Return                            14.75%      31.88%      18.61%     (24.89)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                     $ 20,428    $ 19,700    $ 19,787    $ 27,978
Ratio of Expenses to Average
  Net Assets                             1.59%       1.61%       1.59%       1.46%(3)
Ratio of Net Investment (Loss)
  to Average Net Assets                 (0.68)%     (0.52)%     (0.67)%     (0.67)%
Portfolio Turnover Rate                   111%        164%        150%        124%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S operating results.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND FOR THE YEAR ENDED OCTOBER 31, 2003. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.79% FOR THE YEAR ENDED OCTOBER 31, 2003, 1.78% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.74% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                                      SIX MONTHS              OFFERING OF
                                                                         ENDED              K CLASS SHARES)
                                                                    APRIL 30, 2004              THROUGH
                                                                      (UNAUDITED)           OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $        12.00          $           8.70
                                                                    --------------          ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                     (0.04)                    (0.04)
Net Realized and Unrealized Gain on Investments                               1.03                      3.34
                                                                    --------------          ----------------
Total from Investment Operations                                              0.99                      3.30
                                                                    --------------          ----------------
Net Asset Value per Share, End of Period                            $        12.99          $          12.00
                                                                    ==============          ================
Total Return                                                                  8.25%(3)                 37.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                         $           --          $             --
Ratio of Expenses to Average Net Assets                                       1.67%(1)(2)               1.35%(2)
Ratio of Net Investment (Loss) to Average Net Assets                         (0.56)%(1)                (0.45)%
Portfolio Turnover Rate                                                      27.86%(3)                 55.68%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 21,994.64% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 1.86% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $1(IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select Equities Fund

Financial Highlights -- I Class

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004     ---------------------------------------------------------------
                                                  (UNAUDITED)          2003        2002         2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period  $        17.00     $     11.73   $   14.45    $   25.68    $   20.69     $   16.89
                                                --------------     -----------   ---------    ---------    ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                 (0.05)          (0.08)      (0.08)       (0.09)       (0.08)        (0.07)
Net Realized and Unrealized Gain (Loss)
  on Investments                                          0.29            5.35       (2.64)       (9.82)        5.99          6.32
                                                --------------     -----------   ---------    ---------    ---------     ---------
Total from Investment Operations                          0.24            5.27       (2.72)       (9.91)        5.91          6.25
                                                --------------     -----------   ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                        --              --          --        (1.32)       (0.92)        (2.45)
                                                --------------     -----------   ---------    ---------    ---------     ---------
Net Asset Value per Share, End of Period        $        17.24     $     17.00   $   11.73    $   14.45    $   25.68     $   20.69
                                                ==============     ===========   =========    =========    =========     =========
Total Return                                              1.41%(3)       44.93%     (18.82)%     (40.36)%      29.38%        42.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)        $    2,232,998     $ 1,946,180   $ 983,646    $ 787,637    $ 607,897     $ 288,546
Ratio of Expenses to Average Net Assets                   0.86%(1)        0.89%       0.86%        0.87%        0.85%(2)      0.88%
Ratio of Net Investment (Loss) to
  Average Net Assets                                     (0.57)%(1)      (0.56)%     (0.56)%      (0.52)%      (0.31)%       (0.39)%
Portfolio Turnover Rate                                   7.89%(3)       22.16%       3.31%       12.25%       52.37%        48.29%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER 31, 2000.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                  MARCH 1, 1999
                                                                                                                (COMMENCEMENT OF
                                          SIX MONTHS                                                              OFFERING OF
                                            ENDED                         YEAR ENDED OCTOBER 31,                 N CLASS SHARES)
                                        APRIL 30, 2004     ----------------------------------------------------      THROUGH
                                          (UNAUDITED)         2003          2002          2001          2000     OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                     $    16.75       $    11.59    $    14.32    $    25.56    $    20.67    $    17.62
                                          ----------       ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                       (0.08)           (0.13)        (0.12)        (0.15)        (0.16)        (0.07)
Net Realized and Unrealized
  Gain (Loss) on Investments                    0.28             5.29         (2.61)        (9.77)         5.97          3.12
                                          ----------       ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                0.20             5.16         (2.73)        (9.92)         5.81          3.05
                                          ----------       ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain              --               --            --         (1.32)        (0.92)           --
                                          ----------       ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share,
  End of Period                           $    16.95       $    16.75    $    11.59    $    14.32    $    25.56    $    20.67
                                          ==========       ==========    ==========    ==========    ==========    ==========
Total Return                                    1.19%(4)        44.52%       (19.06)%      (40.58)%       28.92%        17.31%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)  $  971,688       $  754,060    $  281,539    $  191,638    $  156,804    $   19,111
Ratio of Expenses to Average Net Assets         1.17%(2)         1.25%         1.18%         1.20%         1.17%         1.46%(2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                           (0.89)%(2)       (0.93)%       (0.88)%       (0.84)%       (0.64)%       (0.53)%(2)
Portfolio Turnover Rate                         7.89%(4)        22.16%         3.31%        12.25%        52.37%        48.29%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.66% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                       AUGUST 6, 2001
                                                                                                      (COMMENCEMENT OF
                                                         SIX MONTHS             YEAR ENDED              OFFERING OF
                                                           ENDED                OCTOBER 31,           K CLASS SHARES)
                                                       APRIL 30, 2004    ------------------------         THROUGH
                                                        (UNAUDITED)         2003          2002        OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period          $    17.01       $    11.73    $    14.45       $      17.36
                                                        ----------       ----------    ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(6)                                     (0.06)           (0.05)        (0.07)             (0.02)
Net Realized and Unrealized Gain (Loss) on Investments        0.29             5.33         (2.65)             (2.89)
                                                        ----------       ----------    ----------       ------------
Total from Investment Operations                              0.23             5.28         (2.72)             (2.91)
                                                        ----------       ----------    ----------       ------------
Net Asset Value per Share, End of Period                $    17.24       $    17.01    $    11.73       $      14.45
                                                        ==========       ==========    ==========       ============
Total Return                                                  1.35%(4)        45.01%       (18.82)%           (16.76)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(5)             $       --       $       --    $       --       $         --
Ratio of Expenses to Average Net Assets(3)                    1.61%(2)         1.62%         1.53%              1.46%(2)
Ratio of Net Investment (Loss) to Average Net Assets         (0.74)%(2)       (0.38)%       (0.47)%            (0.45)%(2)
Portfolio Turnover Rate                                       7.89%(4)        22.16%         3.31%             12.25%(1)

(1) FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 48,434.48% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 11,965.87% AND 9,126.31% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY, AND 8,797.65% FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Small Cap Growth Fund

Financial Highlights -- I Class

                                                      SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2004     ---------------------------------------------------------
                                                      (UNAUDITED)         2003        2002        2001        2000       1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset  Value per Share, Beginning of Period       $    14.74       $   10.23   $   15.28   $   37.71   $   30.81   $   16.48
                                                      ----------       ---------   ---------   ---------   ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                   (0.07)          (0.13)      (0.16)      (0.15)      (0.32)      (0.22)
Net Realized and Unrealized Gain (Loss)
  on Investments                                           (0.02)           4.64       (4.89)     (21.54)       9.29       14.82
                                                      ----------       ---------   ---------   ---------   ---------   ---------
Total from Investment Operations                           (0.09)           4.51       (5.05)     (21.69)       8.97       14.60
                                                      ----------       ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                          --              --          --       (0.74)      (2.07)      (0.27)
                                                      ----------       ---------   ---------   ---------   ---------   ---------
Net Asset Value per Share, End of Period              $    14.65       $   14.74   $   10.23   $   15.28   $   37.71   $   30.81
                                                      ==========       =========   =========   =========   =========   =========
Total Return                                               (0.61)%(2)      44.08%     (33.05)%    (58.44)%     28.91%      89.63%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)              $   94,503       $  97,783   $  71,362   $ 143,672   $ 375,377   $ 240,792
Ratio of Expenses to Average Net Assets                     1.20%(1)        1.26%       1.19%       1.14%       1.12%       1.14%
Ratio of Net Investment (Loss) to Average Net Assets       (0.92)%(1)      (1.13)%     (1.09)      (0.64)%     (0.74)%     (0.94)%
Portfolio Turnover Rate                                    23.11%(2)       84.70%      29.01%      29.24%      50.94%      74.52%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                              SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2004     ---------------------------------------------------
                                             (UNAUDITED)          2003         2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                         $    14.53       $    10.13   $    15.16    $    37.54    $    30.74
                                              ----------       ----------   ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                           (0.09)           (0.18)       (0.19)        (0.21)        (0.43)
Net Realized and Unrealized Gain (Loss)
  on Investments                                   (0.02)            4.58        (4.84)       (21.43)         9.30
                                              ----------       ----------   ----------    ----------    ----------
Total from Investment Operations                   (0.11)            4.40        (5.03)       (21.64)         8.87
                                              ----------       ----------   ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                  --               --           --         (0.74)        (2.07)
                                              ----------       ----------   ----------    ----------    ----------
Net Asset Value per Share, End of Period      $    14.42       $    14.53   $    10.13    $    15.16    $    37.54
                                              ==========       ==========   ==========    ==========    ==========
Total Return                                       (0.76)%(4)       43.43%      (33.22)%      (58.54)%       28.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $   85,666       $   81,834   $   52,656    $   72,209    $   92,621
Ratio of Expenses to Average Net Assets             1.56%(2)         1.68%        1.47%         1.44%         1.42%(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                               (1.28)%(2)       (1.55)%      (1.37)%       (0.95)%       (1.02)%
Portfolio Turnover Rate                            23.11%(4)        84.70%       29.01%        29.24%        50.94%

                                                 MARCH 1, 1999
                                               (COMMENCEMENT OF
                                                 OFFERING OF
                                                N CLASS SHARES)
                                                   THROUGH
                                               OCTOBER 31, 1999
---------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                            $    20.62
                                                 ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                              (0.20)
Net Realized and Unrealized Gain (Loss)
  on Investments                                      10.32
                                                 ----------
Total from Investment Operations                      10.12
                                                 ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                     --
                                                 ----------
Net Asset Value per Share, End of Period         $    30.74
                                                 ==========
Total Return                                          49.08%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $      671
Ratio of Expenses to Average Net Assets                1.53%(2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                                  (1.15)%(2)
Portfolio Turnover Rate                               74.52%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 35.14% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                      NOVEMBER 1, 2002
                                                                                      (COMMENCEMENT OF
                                                                SIX MONTHS               OFFERING OF
                                                                   ENDED               K CLASS SHARES)
                                                              APRIL 30, 2004              THROUGH
                                                                (UNAUDITED)           OCTOBER 31, 2003
                                                              --------------          ----------------
Net Asset Value per Share, Beginning of Period                 $      14.74            $       10.23
                                                               ------------            -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                              (0.07)                   (0.14)
Net Realized and Unrealized Gain (Loss) on Investments                (0.02)                    4.65
                                                               ------------            -------------
Total from Investment Operations                                      (0.09)                    4.51
                                                               ------------            -------------
Net Asset Value per Share, End of Period                       $      14.65            $       14.74
                                                               ============            =============
Total Return                                                          (0.61)%(3)               44.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                    $         --            $          --
Ratio of Expenses to Average Net Assets                                1.73%(1)(2)              1.74%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets            0.86%(1)                (1.18)%
Portfolio Turnover Rate                                               23.11%(3)                84.70%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 4,014.73% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 2.24% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Technology Fund

Financial Highlights -- N Class

                                                                                                         NOVEMBER 1, 2000
                                                           SIX MONTHS              YEAR ENDED             (COMMENCEMENT
                                                              ENDED                OCTOBER 31,            OF OPERATIONS)
                                                         APRIL 30, 2004     ------------------------         THROUGH
                                                           (UNAUDITED)         2003          2002        OCTOBER 31, 2001
                                                         --------------     ----------    ----------     ----------------
Net Asset Value per Share, Beginning of Period             $     3.34       $     2.11    $     3.49       $      10.00
                                                           ----------       ----------    ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                        (0.03)           (0.05)        (0.06)             (0.07)
Net Realized and Unrealized Gain (Loss) on Investments          (0.11)            1.28         (1.32)             (6.44)
                                                           ----------       ----------    ----------       ------------
Total from Investment Operations                                (0.14)            1.23         (1.38)             (6.51)
                                                           ----------       ----------    ----------       ------------
Net Asset Value per Share, End of Period                   $     3.20       $     3.34    $     2.11       $       3.49
                                                           ==========       ==========    ==========       ============
Total Return                                                    (4.19)%(3)        58.29%      (39.54)%           (65.10)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                   $    1,024       $    1,045    $      677       $        899
Ratio of Expenses to Average Net Assets(2)                       2.12%(1)         2.06%         1.88%              1.70%
Ratio of Net Investment (Loss) to Average Net Assets            (2.01)%(1)       (1.96)%       (1.87)%            (1.27)%
Portfolio Turnover Rate                                         13.18%(3)        14.64%        66.34%             41.01%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 9.22% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 13.39% AND 12.93% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY, AND 20.84% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Value Added Fund

Financial Highlights -- I Class

                                                                                                             JUNE 14, 2000
                               SIX MONTHS                                                                    (COMMENCEMENT
                                 ENDED                          YEAR ENDED OCTOBER 31,                       OF OPERATIONS)
                             APRIL 30, 2004        -------------------------------------------------            THROUGH
                               (UNAUDITED)            2003               2002                2001           OCTOBER 31, 2000
                             --------------        -----------        -----------        -----------        ----------------
Net Asset Value per Share,
   Beginning of Period       $        13.80        $      8.43        $     10.99        $     10.97        $          10.00
                             --------------        -----------        -----------        -----------        ----------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net Investment (Loss)(6)              (0.05)             (0.12)             (0.13)             (0.10)                     --
Net Realized and
   Unrealized Gain (Loss)
   on Investments                      0.57               5.49              (2.40)              0.36                    0.97
                             --------------        -----------        -----------        -----------        ----------------
Total from Investment
   Operations                          0.52               5.37              (2.53)              0.26                    0.97
                             --------------        -----------        -----------        -----------        ----------------
LESS DISTRIBUTIONS:
Distributions from Net
   Realized Gain                      (0.12)                --              (0.03)             (0.24)                     --
                             --------------        -----------        -----------        -----------        ----------------
Net Asset Value per Share,
   End of Period             $        14.20        $     13.80        $      8.43        $     10.99        $          10.97
                             ==============        ===========        ===========        ===========        ================
Total Return                           3.74%(4)          63.70%            (23.12)%             2.43%                   9.70%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)            $       39,141        $    34,924        $    11,688        $     4,174        $          1,078
Ratio of Expenses to
   Average Net Assets                  1.39%(2)           1.61%(3)           1.56%(3)           1.58%(3)                1.55%(2)(3)
Ratio of Net Investment
   (Loss) to Average Net
   Assets                             (0.69)%(2)         (1.16)%            (1.14)%            (0.85)%                    --(2)(5)
Portfolio Turnover Rate               33.75%(4)          67.67%             72.35%             77.09%                  32.18%(1)

(1) FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.64%, 1.89% AND 6.09% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY, AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS THAN 0.01%.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                   MAY 1, 2002
                                                                                                (COMMENCEMENT OF
                                                           SIX MONTHS                             OFFERING OF
                                                             ENDED              YEAR ENDED       N CLASS SHARES)
                                                         APRIL 30, 2004         OCTOBER 31,         THROUGH
                                                           (UNAUDITED)             2003         OCTOBER 31, 2002
                                                         --------------        ------------     ----------------

Net Asset Value per Share, Beginning of Period           $        13.80        $       8.43     $          14.11
                                                         --------------        ------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(6)                                          (0.04)              (0.14)               (0.05)
Net Realized and Unrealized Gain (Loss) on Investments             0.56                5.51                (5.63)
                                                         --------------        ------------     ----------------
Total from Investment Operations                                   0.52                5.37                (5.68)
                                                         --------------        ------------     ----------------
Net Asset Value per Share, End of Period                 $        14.32        $      13.80     $           8.43
                                                         ==============        ============     ================
Total Return                                                       3.77%(4)           63.70%              (40.26)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(5)              $           --        $         --     $             --
Ratio of Expenses to Average Net Assets(3)                         1.67%(2)            1.64%                1.48%(2)
Ratio of Net Investment (Loss) to Average Net Assets              (0.47)%(2)          (1.34)%              (0.89)%(2)
Portfolio Turnover Rate                                           33.75%(4)           67.67%               72.35%(1)

(1) FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES,AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 5,528.09% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 11,978.69% FOR THE YEAR ENDED OCTOBER 31, 2003 AND 10,222.16% FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                NOVEMBER 1, 2002
                                                                                (COMMENCEMENT OF
                                                         SIX MONTHS               OFFERING OF
                                                           ENDED                K CLASS SHARES)
                                                       APRIL 30, 2004               THROUGH
                                                         (UNAUDITED)            OCTOBER 31, 2003
                                                       --------------           ----------------
Net Asset Value per Share, Beginning of Period         $        13.80           $           8.43
                                                       --------------           ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                        (0.04)                     (0.12)
Net Realized and Unrealized Gain on Investments                  0.56                       5.49
                                                       --------------           ----------------
Total from Investment Operations                                 0.52                       5.37
                                                       --------------           ----------------
Net Asset Value per Share, End of Period               $        14.32           $          13.80
                                                       ==============           ================
Total Return                                                     3.77%(3)                  63.70%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)            $           --           $             --
Ratio of Expenses to Average Net Assets                          1.67%(1)(2)                1.64%(2)
Ratio of Net Investment (Loss) to Average Net Assets            (0.53)%(1)                 (1.19)%
Portfolio Turnover Rate                                         33.75%(3)                  67.67%

(1)  ANNUALIZED
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 3,396.83% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 2.59% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Value Opportunities Fund

Financial Highlights -- I Class

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                       APRIL 30, 2004        -----------------------------------------------------------------
                                        (UNAUDITED)             2003         2002          2001          2000          1999
                                       --------------        ---------     ---------     ---------     ---------     ---------
Net Asset Value per Share, Beginning
   of Period                           $        19.27        $   13.05     $   15.94     $   14.87     $   11.23     $    9.24
                                       --------------        ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net Investment Income (Loss)(3)                 (0.01)           (0.04)        (0.06)        (0.01)         0.05         (0.01)
Net Realized and Unrealized Gain
   (Loss) on Investments                         1.61             6.26         (2.67)         2.38          4.80          2.00
                                       --------------        ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                 1.60             6.22         (2.73)         2.37          4.85          1.99
                                       --------------        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment
   Income                                          --               --            --         (0.06)           --            --
Distributions from Net Realized Gain               --               --         (0.16)        (1.24)        (1.21)           --
                                       --------------        ---------     ---------     ---------     ---------     ---------
Total Distributions                                --               --         (0.16)        (1.30)        (1.21)           --
                                       --------------        ---------     ---------     ---------     ---------     ---------
Net Asset Value per Share, End of
   Period                              $        20.87        $   19.27     $   13.05     $   15.94     $   14.87     $   11.23
                                       ==============        =========     =========     =========     =========     =========
Total Return                                     8.30%(2)        47.66%       (17.39)%       17.56%        47.19%        21.54%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)                      $      819,025        $ 546,620     $ 274,297     $ 347,960     $  58,644     $  30,238
Ratio of Expenses to Average Net
   Assets                                        0.92%(1)         0.98%         0.95%         1.02%         1.15%         1.18%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                 (0.05)%(1)       (0.24)%       (0.34)%       (0.04)%        0.41%        (0.10)%
Portfolio Turnover Rate                         17.01%(2)        53.78%        84.85%        75.80%       137.41%       140.07%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                             NOVEMBER 1, 2000
                                                                                                             (COMMENCEMENT OF
                                                           SIX MONTHS                  YEAR ENDED              OFFERING OF
                                                             ENDED                     OCTOBER 31,            N CLASS SHARES)
                                                         APRIL 30, 2004        -------------------------         THROUGH
                                                          (UNAUDITED)             2003           2002        OCTOBER 31, 2001
                                                         --------------        ----------     ----------     ----------------
Net Asset Value per Share, Beginning of Period           $        19.11        $    12.99     $    15.91     $          14.85
                                                         --------------        ----------     ----------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                          (0.03)            (0.09)         (0.10)               (0.10)
Net Realized and Unrealized Gain (Loss) on Investments             1.58              6.21          (2.66)                2.42
                                                         --------------        ----------     ----------     ----------------
Total from Investment Operations                                   1.55              6.12          (2.76)                2.32
                                                         --------------        ----------     ----------     ----------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                             --                --             --                (0.02)
Distributions from Net Realized Gain                                 --                --          (0.16)               (1.24)
                                                         --------------        ----------     ----------     ----------------
Total Distributions                                                  --                --          (0.16)               (1.26)
                                                         --------------        ----------     ----------     ----------------
Net Asset Value per Share, End of Period                 $        20.66        $    19.11     $    12.99     $          15.91
                                                         ==============        ==========     ==========     ================
Total Return                                                       8.11%(3)         47.11%        (17.61)%              17.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $      256,492        $  137,795     $   82,884     $         56,327
Ratio of Expenses to Average Net Assets                            1.22%(1)          1.33%          1.23%                1.49%(2)
Ratio of Net Investment (Loss) to Average Net Assets              (0.33)%(1)        (0.58)%        (0.62)%              (0.62)%
Portfolio Turnover Rate                                           17.01%(3)         53.78%         84.85%               75.80%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 1.62% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2001.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                            NOVEMBER 1, 2002
                                                                            (COMMENCEMENT OF
                                                         SIX MONTHS            OFFERING OF
                                                            ENDED            K CLASS SHARES)
                                                       APRIL 30, 2004            THROUGH
                                                         (UNAUDITED)        OCTOBER 31, 2003
                                                       --------------       ----------------
Net Asset Value per Share, Beginning of Period         $        19.27       $          13.05
                                                       --------------       ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                           --(4)               (0.02)
Net Realized and Unrealized Gain on Investments                  1.60                   6.24
                                                       --------------       ----------------
Total from Investment Operations                                 1.60                   6.22
                                                       --------------       ----------------
Net Asset Value per Share, End of Period               $        20.87       $          19.27
                                                       ==============       ================
Total Return                                                     8.30%(3)              47.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)            $           --       $             --
Ratio of Expenses to Average Net Assets(2)                       1.56%(1)               1.54%
Ratio of Net Investment (Loss) to Average Net Assets            (0.04)%(1)             (0.14)%
Portfolio Turnover Rate                                         17.01%(3)              53.78%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 20,874.17% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 2.05% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $0.01 OR $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

     1.   By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

     1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
DIRECTOR AND CHAIRMAN OF THE BOARD

CHARLES A. PARKER
DIRECTOR

SAMUEL P. BELL
DIRECTOR

RICHARD W. CALL
DIRECTOR

MATTHEW K. FONG
DIRECTOR

JOHN A. GAVIN
DIRECTOR

PATRICK C. HADEN
DIRECTOR

THOMAS E. LARKIN, JR.
DIRECTOR AND VICE CHAIRMAN

ALVIN R. ALBE, JR.
PRESIDENT AND CHIEF EXECUTIVE OFFICER

CHARLES W. BALDISWIELER
SENIOR VICE PRESIDENT

MICHAEL E. CAHILL
SENIOR VICE PRESIDENT,
GENERAL COUNSEL AND ASSISTANT SECRETARY

DENNIS J. MCCARTHY
SENIOR VICE PRESIDENT

RON R. REDELL
SENIOR VICE PRESIDENT

PHILIP K. HOLL
SECRETARY AND ASSOCIATE GENERAL COUNSEL

HILARY G.D. LORD
SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY

DAVID S. DEVITO
TREASURER, CHIEF FINANCIAL OFFICER
AND PRINCIPAL ACCOUNTING OFFICER

GEORGE WINN
ASSISTANT TREASURER


INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC INC.
760 MOORE ROAD
KING OF PRUSSIA, PENNSYLVANIA 19406

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 SOUTH GRAND AVENUE
LOS ANGELES, CALIFORNIA 90071

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017




GALsarEQ0404

ITEM 2.   CODE OF ETHICS. Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS. Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. The registrant has adopted procedures by which shareholders may recommend nominees to registrant's Board of Directors. The procedures are included in the Directors Nominating and Qualifications Charter which is filed as an exhibit to this Form N-CSR.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)   EX-99.CHARTER - Directors Nominating and Qualifications Charter

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  TCW Galileo Funds, Inc.

By (Signature and Title)

                                     /s/ Alvin R. Albe, Jr.
                              -----------------------------
                              Alvin R. Albe, Jr.
                              Chief Executive Officer

Date                          July 1, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                     /s/ Alvin R. Albe, Jr.
                              -----------------------------
                              Alvin R. Albe, Jr.
                              Chief Executive Officer

Date                          July 1, 2004

By (Signature and Title)
                                        /s/ David S. DeVito
                              -----------------------------
                              David S. DeVito
                              Chief Financial Officer

Date                          July 1, 2004